UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2023

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.0%
Brazil | 3.9%
Dexco SA	497,708	$577,400
Pagseguro Digital Ltd., Class A (*)	72,608	622,250
Petro Rio SA (*)	160,300	986,447
Rumo SA	319,044	1,186,552
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	306,900	808,357
		4,181,006
China | 35.8%
Airtac International Group	28,765	1,129,068
Alibaba Group Holding Ltd. ADR (*)	39,696	4,056,137
Autohome, Inc. ADR	38,881	1,301,347
Baidu, Inc., Class A (*)	57,200	1,084,508
China Tourism Group Duty Free Corp. Ltd., Class A	98,100	2,634,264
Chow Tai Seng Jewellery Co. Ltd., Class A	552,850	1,278,827
JD.com, Inc., Class A	76,309	1,672,439
Jiangsu King’s Luck Brewery JSC Ltd., Class A	84,800	798,995
Minth Group Ltd.	684,000	2,058,868
Ping An Insurance (Group) Co. of China Ltd., Class H	275,500	1,785,614
Shanghai Liangxin Electrical Co. Ltd., Class A	848,492	1,575,861
Tencent Holdings Ltd.	112,400	5,492,240
Topsports International Holdings Ltd.	1,698,000	1,540,624
Trip.com Group Ltd. ADR (*)	58,815	2,215,561
Weibo Corp. ADR (*)	39,938	801,156
Wuliangye Yibin Co. Ltd., Class A	86,200	2,464,690
Xiaomi Corp., Class B (*)	515,000	791,677
Yadea Group Holdings Ltd.	888,000	2,280,761
Zhongsheng Group Holdings Ltd.	364,000	1,805,272
ZTO Express Cayman, Inc. ADR	56,131	1,608,715
		38,376,624
Colombia | 0.5%
Bancolombia SA ADR	22,058	554,318
Hong Kong | 1.0%
Techtronic Industries Co. Ltd.	95,002	1,037,190
Hungary | 1.9%
Richter Gedeon Nyrt.	96,972	2,027,395
India | 12.1%
Bajaj Finance Ltd.	21,755	1,491,014
HDFC Bank Ltd. ADR	49,620	3,308,165
ICICI Bank Ltd. ADR	150,253	3,242,460
Mphasis Ltd.	43,746	961,244
Description	Shares	Fair Value
Reliance Industries Ltd.	74,292	$2,111,860
UPL Ltd.	214,168	1,873,181
		12,987,924
Indonesia | 4.0%
PT Bank Central Asia Tbk	3,361,300	1,964,008
PT Bank Rakyat Indonesia (Persero) Tbk	7,387,449	2,334,166
		4,298,174
Mexico | 3.0%
Grupo Financiero Banorte SAB de CV, Class O	383,057	3,228,988
Peru | 0.6%
Credicorp Ltd.	5,180	685,780
Philippines | 3.0%
BDO Unibank, Inc.	884,412	2,098,924
International Container Terminal Services, Inc.	282,849	1,111,221
		3,210,145
Poland | 1.1%
InPost SA (*)	125,211	1,146,850
South Africa | 2.7%
Capitec Bank Holdings Ltd.	6,178	586,370
Foschini Group Ltd.	121,025	619,453
Standard Bank Group Ltd.	167,196	1,623,093
		2,828,916
South Korea | 9.1%
CJ Logistics Corp.	8,294	510,340
Samsung Electronics Co. Ltd.	130,348	6,463,737
SK Hynix, Inc.	39,359	2,714,624
		9,688,701
Taiwan | 15.8%
ASE Technology Holding Co. Ltd.	436,289	1,614,494
Bizlink Holding, Inc.	173,000	1,593,349
Chroma ATE, Inc.	262,000	1,529,138
Hiwin Technologies Corp.	123,714	1,019,219
Lotes Co. Ltd.	44,687	1,348,009
MediaTek, Inc.	65,000	1,696,731
RichWave Technology Corp. (*)	185,000	769,782
Sercomm Corp.	339,000	1,060,179
Silicon Motion Technology Corp. ADR	18,503	1,212,317
Taiwan Semiconductor Manufacturing Co. Ltd.	289,000	5,119,887
		16,963,105
United States | 2.2%
EPAM Systems, Inc. (*)	2,763	826,137

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
JS Global Lifestyle Co. Ltd.	802,500	$828,770
Tenaris SA ADR	23,868	678,329
		2,333,236
Zambia | 1.3%
First Quantum Minerals Ltd.	61,787	1,420,438
Total Common Stocks (Cost $88,771,859)		104,968,790
Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $1,728,194)	1,728,194	1,728,194
Total Investments | 99.6% (Cost $90,500,053)		$106,696,984
Cash and Other Assets in Excess of Liabilities | 0.4%		433,177
Net Assets | 100.0%		$107,130,161

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 98.6%
Brazil | 5.6%
Banco BTG Pactual SA	240,296	$931,610
Banco do Brasil SA	124,300	959,144
Centrais Eletricas Brasileiras SA	111,700	733,435
Lojas Renner SA	127,258	416,037
MercadoLibre, Inc. (*)	693	913,416
Petroleo Brasileiro SA ADR	78,568	819,464
Rumo SA	222,358	826,968
		5,600,074
Canada | 1.1%
Parex Resources, Inc.	58,044	1,079,708
China | 26.7%
Alibaba Group Holding Ltd. (*)	24,500	311,584
Alibaba Group Holding Ltd. ADR (*)	27,403	2,800,038
Budweiser Brewing Co. APAC Ltd.	324,400	985,125
China Mengniu Dairy Co. Ltd.	161,000	660,250
Industrial & Commercial Bank of China Ltd., Class H	6,333,633	3,371,954
Innovent Biologics, Inc. (*)	103,000	459,950
JD.com, Inc. ADR	22,066	968,477
JD.com, Inc., Class A	16,526	362,195
Meituan, Class B (*)	66,800	1,213,330
Midea Group Co. Ltd., Class A	53,700	421,676
NetEase, Inc.	28,000	494,904
NetEase, Inc. ADR	8,980	794,191
PICC Property & Casualty Co. Ltd., Class H	887,770	906,823
Ping An Insurance (Group) Co. of China Ltd., Class H	237,500	1,539,323
Prosus NV	12,919	1,010,298
Remegen Co. Ltd., Class H (*)	57,500	305,408
Shenzhen Inovance Technology Co. Ltd., Class A	71,200	729,635
Shenzhou International Group Holdings Ltd.	61,091	637,983
Tencent Holdings Ltd.	117,000	5,717,012
Wuxi Biologics Cayman, Inc. (*)	118,000	729,861
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	122,700	726,668
Yum China Holdings, Inc.	21,671	1,373,725
		26,520,410
Ghana | 1.1%
Kosmos Energy Ltd. (*)	146,556	1,090,377
Hong Kong | 0.9%
Techtronic Industries Co. Ltd.	77,500	846,111
Description	Shares	Fair Value
India | 13.9%
HDFC Bank Ltd. ADR	42,108	$2,807,340
Hindalco Industries Ltd.	175,899	871,749
ICICI Bank Ltd. ADR	42,865	925,027
Infosys Ltd. ADR	96,127	1,676,455
Larsen & Toubro Ltd.	55,578	1,464,580
Reliance Industries Ltd.	91,226	2,593,235
Star Health & Allied Insurance Co. Ltd. (*)	124,210	784,202
UPL Ltd.	192,496	1,683,630
WNS Holdings Ltd. ADR (*)	10,288	958,533
		13,764,751
Indonesia | 3.1%
PT Bank Mandiri (Persero) Tbk	2,204,200	1,515,405
PT Telkom Indonesia (Persero) Tbk ADR	56,365	1,537,074
		3,052,479
Malaysia | 0.8%
Public Bank Berhad	918,600	833,901
Mexico | 8.3%
Arca Continental SAB de CV	185,545	1,684,938
Cemex SAB de CV ADR (*)	262,701	1,452,737
Grupo Aeroportuario del Centro Norte SAB de CV ADR	11,898	1,064,990
Grupo Aeroportuario del Pacifico SAB de CV ADR	6,881	1,342,552
Grupo Financiero Banorte SAB de CV, Class O	194,300	1,637,856
Wal-Mart de Mexico SAB de CV	258,700	1,034,082
		8,217,155
Philippines | 1.1%
BDO Unibank, Inc.	463,769	1,100,636
Poland | 0.8%
KGHM Polska Miedz SA	29,194	832,263
Qatar | 0.8%
Qatar National Bank QPSC	167,206	739,051
Saudi Arabia | 0.6%
Saudi National Bank	51,210	627,328
South Africa | 1.9%
Anglo American PLC	33,120	1,096,189
Bidvest Group Ltd.	57,171	815,375
		1,911,564
South Korea | 11.1%
DB Insurance Co. Ltd.	12,769	735,138
KB Financial Group, Inc.	31,436	1,154,644
LG Chem Ltd.	2,773	1,531,299
LG Electronics, Inc.	7,460	665,975

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Samsung Electronics Co. Ltd.	102,499	$5,082,752
SK Hynix, Inc.	27,262	1,880,284
		11,050,092
Taiwan | 14.3%
Accton Technology Corp.	68,000	719,664
ASE Technology Holding Co. Ltd.	503,000	1,861,359
Eclat Textile Co. Ltd.	53,789	879,105
Feng TAY Enterprise Co. Ltd.	98,000	625,796
MediaTek, Inc.	73,000	1,905,560
Nien Made Enterprise Co. Ltd.	58,000	625,076
Realtek Semiconductor Corp.	41,000	526,984
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	75,924	7,062,451
		14,205,995
Thailand | 2.1%
Home Product Center Public Co. Ltd. (‡)	2,639,000	1,111,320
PTT Exploration & Production PCL (‡)	225,300	991,597
		2,102,917
United Arab Emirates | 2.9%
Abu Dhabi Ports Co. PJSC (*)	1,214,487	2,079,979
ADNOC Drilling Co. PJSC	731,665	787,554
		2,867,533
United Kingdom | 1.5%
Unilever PLC ADR	28,760	1,493,507
Total Common Stocks (Cost $83,535,713)		97,935,852
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $1,237,458)	1,237,458	1,237,458
Total Investments | 99.8% (Cost $84,773,171)		$99,173,310
Cash and Other Assets in Excess of Liabilities | 0.2%		234,913
Net Assets | 100.0%		$99,408,223

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 97.8%
Brazil | 2.4%
Banco do Brasil SA	41,800	$322,544
BB Seguridade Participacoes SA	80,300	515,059
Energisa SA	17,800	141,109
Suzano SA	27,400	224,889
Vale SA	74,909	1,186,644
		2,390,245
Chile | 0.7%
Sociedad Quimica y Minera de Chile SA ADR	8,965	726,703
China | 32.5%
360 DigiTech, Inc. ADR	8,192	158,925
Agricultural Bank of China Ltd., Class H	365,000	135,276
AIMA Technology Group Co. Ltd., Class A	33,000	344,211
Alibaba Group Holding Ltd. (*)	272,400	3,464,304
Anhui Gujing Distillery Co. Ltd., Class A	3,700	159,768
Baidu, Inc. ADR (*)	3,485	525,956
Bank of China Ltd., Class H	2,827,000	1,082,097
Bank of Communications Co. Ltd., Class H	378,000	237,230
Baoshan Iron & Steel Co. Ltd., Class A	172,300	156,242
Beijing Enterprises Holdings Ltd.	74,000	266,840
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	8,200	138,401
BYD Co. Ltd., Class H	13,000	381,978
BYD Electronic International Co. Ltd.	43,000	134,309
Canmax Technologies Co. Ltd.	16,300	122,034
China CITIC Bank Corp. Ltd., Class H	786,000	395,872
China Construction Bank Corp., Class H	1,395,000	902,360
China Datang Corp. Renewable Power Co. Ltd., Class H	505,000	180,103
China Education Group Holdings Ltd.	157,000	152,004
China Galaxy Securities Co. Ltd., Class H	924,000	466,865
China Life Insurance Co. Ltd., Class H	120,000	197,660
China Longyuan Power Group Corp. Ltd., Class H	369,000	422,516
China Merchants Bank Co. Ltd., Class H	94,500	481,493
China Pacific Insurance Group Co. Ltd., Class H	132,000	352,777
China Petroleum & Chemical Corp., Class H	446,000	262,836
China Resources Beer Holdings Co. Ltd.	30,000	241,560
China Resources Land Ltd.	48,000	219,955
China Resources Mixc Lifestyle Services Ltd.	28,600	150,566
China Taiping Insurance Holdings Co. Ltd.	144,600	154,183
China Tower Corp. Ltd., Class H	5,396,000	652,746
Chongqing Brewery Co. Ltd., Class A	12,200	222,812
Description	Shares	Fair Value
Contemporary Amperex Technology Co. Ltd., Class A	2,900	$172,731
COSCO SHIPPING Holdings Co. Ltd., Class H	173,800	195,898
CSPC Pharmaceutical Group Ltd.	559,840	549,970
DeHua TB New Decoration Materials Co. Ltd., Class A	83,000	145,388
G-bits Network Technology Xiamen Co. Ltd., Class A	2,500	173,475
Ganfeng Lithium Group Co. Ltd., Class H	16,600	103,628
GD Power Development Co. Ltd., Class A (*)	407,700	225,516
GF Securities Co. Ltd., Class H	236,000	333,069
Haier Smart Home Co. Ltd. Class H	106,400	333,670
Hansoh Pharmaceutical Group Co. Ltd.	84,000	146,572
Industrial & Commercial Bank of China Ltd., Class H	551,000	293,346
JD Health International, Inc. (*)	22,200	164,003
JD.com, Inc., Class A	28,404	622,521
KE Holdings, Inc. ADR (*)	14,952	281,696
Kingnet Network Co. Ltd., Class A (*)	135,300	238,611
Li Auto, Inc. ADR (*)	7,565	188,747
Li Ning Co. Ltd.	18,500	145,820
Meihua Holdings Group Co. Ltd., Class A	269,600	384,694
Meituan, Class B (*)	52,770	958,494
MINISO Group Holding Ltd.	9,350	165,869
Nantong Jiangshan Agrochemical & Chemical LLC, Class A	35,400	205,778
NetEase, Inc.	45,100	797,150
New China Life Insurance Co. Ltd., Class H	75,600	180,948
New Oriental Education & Technology Group, Inc. ADR (*)	4,147	160,116
PDD Holdings, Inc. ADR (*)	4,291	325,687
People’s Insurance Co. Group of China Ltd., Class H	1,437,000	481,103
PetroChina Co. Ltd., Class H	1,794,000	1,064,219
PICC Property & Casualty Co. Ltd., Class H	454,000	463,743
Ping An Insurance (Group) Co. of China Ltd., Class H	150,500	975,445
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	16,300	162,614
Shandong WIT Dyne Health Co. Ltd., Class A	35,700	188,449
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	84,000	267,881
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,700	168,630
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	39,300	202,470

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	31,000	$125,482
Simcere Pharmaceutical Group Ltd.	107,000	113,043
Sunny Optical Technology Group Co. Ltd.	13,700	166,453
Tencent Holdings Ltd.	117,700	5,751,216
Tencent Music Entertainment Group ADR (*)	18,066	149,586
Tian Di Science & Technology Co. Ltd., Class A	190,900	141,253
Trip.com Group Ltd. ADR (*)	4,455	167,820
Vipshop Holdings Ltd. ADR (*)	11,458	173,932
Wuxi Biologics Cayman, Inc. (*)	20,000	123,705
Yadea Group Holdings Ltd.	72,000	184,927
YongXing Special Materials Technology Co. Ltd., Class A	10,900	133,529
Yum China Holdings, Inc.	13,767	872,690
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	25,100	121,657
Zhongsheng Group Holdings Ltd.	55,000	272,775
ZTO Express Cayman, Inc. ADR	8,758	251,004
		32,980,902
Colombia | 0.4%
Bancolombia SA ADR	8,899	223,632
Ecopetrol SA	14,785	156,129
		379,761
Czech Republic | 0.4%
CEZ AS	8,843	429,602
Greece | 0.3%
Danaos Corp.	1,989	108,639
Hellenic Telecommunications Organization SA	10,288	150,615
		259,254
Hong Kong | 0.3%
Orient Overseas International Ltd.	8,500	162,585
Skyworth Group Ltd.	312,000	159,966
		322,551
Hungary | 0.2%
MOL Hungarian Oil & Gas PLC	34,564	252,956
India | 12.1%
Axis Bank Ltd. GDR	5,975	309,561
Dr Reddy’s Laboratories Ltd. ADR	17,943	1,021,495
GAIL India Ltd. GDR	44,459	337,913
HDFC Bank Ltd. ADR	15,885	1,059,053
ICICI Bank Ltd. ADR	80,571	1,738,722
Description	Shares	Fair Value
Infosys Ltd. ADR	159,546	$2,782,482
Larsen & Toubro Ltd. GDR	51,877	1,374,899
Mahindra & Mahindra Ltd. GDR	73,837	1,033,718
Reliance Industries Ltd. GDR (#)	14,752	831,567
State Bank of India GDR	11,254	712,579
Tata Steel Ltd. GDR	6,282	81,366
UPL Ltd. GDR	9,811	169,240
Wipro Ltd. ADR	34,205	153,580
WNS Holdings Ltd. ADR (*)	7,266	676,973
		12,283,148
Indonesia | 2.9%
PT Astra International Tbk	504,200	202,406
PT Bank Mandiri (Persero) Tbk	1,364,600	938,173
PT Bank Negara Indonesia (Persero) Tbk	237,500	148,587
PT Bank Rakyat Indonesia (Persero) Tbk	2,494,000	788,014
PT Kalbe Farma Tbk	1,142,100	160,043
PT Sumber Alfaria Trijaya Tbk	1,328,900	255,647
PT Telkom Indonesia (Persero) Tbk ADR	5,773	157,430
PT Unilever Indonesia Tbk	1,069,900	310,532
		2,960,832
Malaysia | 0.6%
CIMB Group Holdings Berhad	496,300	597,797
Mexico | 3.1%
Arca Continental SAB de CV	69,300	629,315
Coca-Cola Femsa SAB de CV ADR	10,605	853,384
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	29,900	581,756
Grupo Bimbo SAB de CV, Series A	62,500	314,512
Grupo Mexico SAB de CV, Series B	42,200	199,829
Wal-Mart de Mexico SAB de CV	130,100	520,039
		3,098,835
Philippines | 0.7%
BDO Unibank, Inc.	112,198	266,273
International Container Terminal Services, Inc.	109,270	429,286
		695,559
Poland | 0.9%
KGHM Polska Miedz SA	15,809	450,683
Orange Polska SA	60,259	95,299
Polski Koncern Naftowy ORLEN SA	27,972	378,676
		924,658

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Qatar | 0.4%
Industries Qatar QSC	56,978	$203,673
Ooredoo QPSC	78,389	202,292
		405,965
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PJSC GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 2.9%
Arabian Internet & Communications Services Co.	6,032	400,446
Co. for Cooperative Insurance (*)	7,485	210,014
Elm Co.	2,501	294,692
Etihad Etisalat Co.	32,044	353,092
Nahdi Medical Co.	5,288	260,686
Saudi Arabian Oil Co.	34,383	296,189
Saudi Basic Industries Corp.	17,518	422,788
Saudi Electricity Co.	44,460	277,391
Saudi Research & Media Group (*)	4,811	253,572
Saudi Telecom Co.	18,830	201,401
		2,970,271
South Africa | 3.4%
Absa Group Ltd.	22,139	226,434
African Rainbow Minerals Ltd.	11,401	148,035
FirstRand Ltd.	76,752	260,621
Gold Fields Ltd. ADR	67,254	895,823
Harmony Gold Mining Co. Ltd. ADR	48,844	200,260
Impala Platinum Holdings Ltd.	21,866	201,119
Naspers Ltd., N Shares	1,966	362,038
Sappi Ltd.	84,253	216,773
Sasol Ltd.	10,588	143,214
Sibanye Stillwater Ltd.	139,054	286,574
Standard Bank Group Ltd.	37,520	364,234
Thungela Resources Ltd.	13,915	158,015
		3,463,140
South Korea | 12.4%
BGF retail Co. Ltd.	1,616	225,861
CJ CheilJedang Corp.	559	140,490
DB HiTek Co. Ltd.	4,059	228,219
DB Insurance Co. Ltd.	5,117	294,596
DGB Financial Group, Inc.	19,328	102,876
Doosan Bobcat, Inc.	8,650	292,051
Hanwha Aerospace Co. Ltd.	2,074	158,820
HMM Co. Ltd.	9,231	145,483
Hyundai Rotem Co. Ltd. (*)	7,577	150,989
Description	Shares	Fair Value
Industrial Bank of Korea	88,565	$690,106
JB Financial Group Co. Ltd.	25,416	170,950
KB Financial Group, Inc.	3,567	131,016
Kia Corp.	21,133	1,323,682
Korean Reinsurance Co.	36,208	202,514
KT Corp.	30,505	691,599
KT&G Corp.	9,045	583,611
LG Chem Ltd.	556	307,033
LG Electronics, Inc.	1,603	143,104
LG Innotek Co. Ltd.	991	207,919
Meritz Financial Group, Inc.	9,430	280,357
NCSoft Corp.	828	238,126
Orion Corp.	1,735	182,245
Samsung Electro-Mechanics Co. Ltd.	2,291	270,838
Samsung Electronics Co. Ltd. GDR	2,900	3,574,870
Samsung SDI Co. Ltd.	1,473	839,523
SK Hynix, Inc.	4,061	280,091
Woori Financial Group, Inc.	82,080	723,409
		12,580,378
Taiwan | 16.4%
Accton Technology Corp.	39,000	412,748
Advantech Co. Ltd.	13,000	159,502
ASPEED Technology, Inc.	2,100	181,931
Chailease Holding Co. Ltd.	64,500	477,226
Chung-Hsin Electric & Machinery Manufacturing Corp.	78,000	243,706
Delta Electronics, Inc.	165,000	1,638,851
E Ink Holdings, Inc.	36,000	220,494
Eva Airways Corp.	158,000	139,998
Feng TAY Enterprise Co. Ltd.	38,000	242,656
Fitipower Integrated Technology, Inc.	37,000	205,149
Fulgent Sun International Holding Co. Ltd.	33,000	145,401
Global Unichip Corp.	5,000	180,591
Grape King Bio Ltd.	58,000	343,660
Hiwin Technologies Corp.	33,000	271,871
International Games System Co. Ltd.	21,000	396,377
Largan Precision Co. Ltd.	3,000	215,698
Lotes Co. Ltd.	13,000	392,152
MediaTek, Inc.	34,000	887,521
Nan Ya Printed Circuit Board Corp.	21,000	197,699
Novatek Microelectronics Corp.	54,000	768,369
Pegavision Corp.	11,000	148,621
Poya International Co. Ltd.	13,000	244,691
SinoPac Financial Holdings Co. Ltd.	817,060	447,019
Taiwan Semiconductor Manufacturing Co. Ltd.	369,000	6,537,156

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Tong Yang Industry Co. Ltd.	104,000	$158,575
Unimicron Technology Corp.	82,000	401,900
United Microelectronics Corp.	224,000	392,882
Voltronic Power Technology Corp.	6,000	341,345
WinWay Technology Co. Ltd.	11,000	261,273
		16,655,062
Thailand | 2.5%
Bangkok Bank Public Co. Ltd.	79,500	352,222
Bangkok Dusit Medical Services PCL NVDR	242,200	208,955
Bumrungrad Hospital Public Co. Ltd. (‡)	62,300	411,750
Central Retail Corp. Public Co. Ltd (‡)	292,200	382,394
Chularat Hospital Public Co. Ltd. NVDR	1,750,800	185,371
Delta Electronics Thailand Public Co. Ltd. (‡)	13,750	459,205
Krung Thai Bank Public Co. Ltd. NVDR	612,800	296,000
Land & Houses Public Co. Ltd. (‡)	737,900	212,555
		2,508,452
Turkey | 1.1%
Akbank TAS	204,266	179,520
Haci Omer Sabanci Holding AS	183,847	377,845
Turk Hava Yollari AO (*)	39,891	245,507
Turk Telekomunikasyon AS	154,224	133,261
Turkiye Is Bankasi AS, C Shares	255,696	172,008
		1,108,141
United Arab Emirates | 1.2%
Abu Dhabi Islamic Bank PJSC	124,147	337,477
Americana Restaurants International PLC (*)	228,898	237,747
Emaar Properties PJSC	183,703	280,278
Fertiglobe PLC	113,753	124,008
National Marine Dredging Co. (*)	47,420	285,845
		1,265,355
Total Common Stocks (Cost $96,129,496)		99,259,567
Preferred Stocks | 1.0%
Brazil | 1.0%
Cia Energetica de Minas Gerais	75,100	169,508
Gerdau SA	27,930	139,362
Petroleo Brasileiro SA	158,539	733,506
Total Preferred Stocks (Cost $1,152,252)		1,042,376
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $878,240)	878,240	878,240
Description	Fair Value
Total Investments | 99.7% (Cost $98,159,988)	$101,180,183
Cash and Other Assets in Excess of Liabilities | 0.3%	305,184
Net Assets | 100.0%	$101,485,367

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.1%
Brazil | 10.2%
Banco do Brasil SA	6,588,426	$50,838,686
BB Seguridade Participacoes SA	9,926,817	63,672,488
CCR SA	15,578,517	39,342,406
Engie Brasil Energia SA	2,858,700	22,656,627
Petroleo Brasileiro SA ADR	4,913,090	51,243,529
Vale SA ADR	1,460,281	23,043,234
Vibra Energia SA	7,349,100	20,894,066
		271,691,036
Chile | 0.8%
Sociedad Quimica y Minera de Chile SA ADR	260,875	21,146,528
China | 24.0%
A-Living Smart City Services Co. Ltd.	12,782,750	11,169,457
Anhui Conch Cement Co. Ltd., Class H	9,360,951	32,560,460
China Construction Bank Corp., Class H	136,226,224	88,118,370
China Medical System Holdings Ltd.	15,006,000	23,775,064
China Merchants Bank Co. Ltd., Class H	6,242,994	31,809,089
China Shenhua Energy Co. Ltd., Class H	6,321,110	19,936,425
China Vanke Co. Ltd., Class H	17,554,949	27,731,059
ENN Natural Gas Co. Ltd., Class A	9,167,553	27,844,443
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,911,085	36,904,200
Hengan International Group Co. Ltd.	8,683,000	40,122,921
Huayu Automotive Systems Co. Ltd., Class A	12,140,748	29,644,137
Lenovo Group Ltd.	53,642,000	58,108,016
Midea Group Co. Ltd., Class A	2,945,199	23,127,015
Ping An Insurance (Group) Co. of China Ltd., Class H	8,629,000	55,927,648
Sinopharm Group Co. Ltd., Class H	18,032,414	54,497,512
Tingyi (Cayman Islands) Holding Corp.	20,988,000	35,072,146
Weichai Power Co. Ltd., Class H	24,428,288	39,399,307
		635,747,269
Czech Republic | 0.5%
CEZ AS	276,989	13,456,403
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	16,428,139	21,195,240
Greece | 1.2%
OPAP SA	1,989,224	31,961,605
Hong Kong | 1.3%
ASMPT Ltd.	3,387,000	33,526,730
Hungary | 2.3%
MOL Hungarian Oil & Gas PLC	2,534,274	18,547,040
Description	Shares	Fair Value
OTP Bank Nyrt	1,498,388	$42,711,265
		61,258,305
India | 5.8%
Axis Bank Ltd.	2,176,842	22,778,067
Bajaj Auto Ltd.	463,606	21,946,227
Bharat Petroleum Corp. Ltd.	4,858,908	20,370,168
Indus Towers Ltd.	14,549,340	25,339,703
Petronet LNG Ltd.	10,156,173	28,293,978
UPL Ltd.	3,932,691	34,396,549
		153,124,692
Indonesia | 4.6%
PT Astra International Tbk	57,698,500	23,162,462
PT Bank Mandiri (Persero) Tbk	63,047,942	43,345,976
PT Telkom Indonesia (Persero) Tbk ADR	1,081,750	29,499,322
PT United Tractors Tbk	12,665,400	24,602,945
		120,610,705
Mexico | 5.0%
AMERICA MOVIL S.A.B. de C.V. ADR (*)	1,259,641	26,515,443
Grupo Financiero Banorte SAB de CV, Class O	3,612,537	30,451,963
Grupo Mexico SAB de CV, Series B	4,477,772	21,203,567
Kimberly-Clark de Mexico SAB de CV, Series A	16,716,475	35,214,062
Ternium SA ADR	495,501	20,444,371
		133,829,406
Portugal | 2.2%
Galp Energia SGPS SA	5,078,515	57,620,319
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (*), (¢)	13,596,421	13
		18
South Africa | 7.3%
Anglo American PLC	615,227	20,362,476
Bidvest Group Ltd.	1,774,422	25,306,886
Life Healthcare Group Holdings Ltd.	20,175,996	21,881,281
Nedbank Group Ltd.	3,942,377	48,026,808
Sanlam Ltd.	7,641,820	24,188,312
Standard Bank Group Ltd.	3,463,712	33,624,778
Vodacom Group Ltd.	3,054,767	20,947,635
		194,338,176
South Korea | 13.3%
Coway Co. Ltd.	604,689	24,445,223
Doosan Bobcat, Inc.	176,829	5,970,292
Hyundai Mobis Co. Ltd.	170,594	28,457,527

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
KB Financial Group, Inc.	1,188,632	$43,658,424
Kia Corp.	318,869	19,972,605
KT Corp.	833,628	18,899,739
KT&G Corp.	328,054	21,167,046
Samsung Electronics Co. Ltd.	1,693,747	83,990,055
Shinhan Financial Group Co. Ltd.	1,395,708	38,003,947
SK Hynix, Inc.	999,687	68,949,277
		353,514,135
Taiwan | 13.7%
ASE Technology Holding Co. Ltd.	17,739,000	65,643,447
Globalwafers Co. Ltd.	1,387,000	23,831,456
Hon Hai Precision Industry Co. Ltd.	7,260,425	24,906,011
MediaTek, Inc.	1,950,000	50,901,943
Novatek Microelectronics Corp.	2,287,000	32,541,833
Quanta Computer, Inc.	16,110,000	47,357,319
Taiwan Semiconductor Manufacturing Co. Ltd.	5,328,913	94,406,338
Wiwynn Corp.	638,000	23,718,741
		363,307,088
Thailand | 1.5%
Kasikornbank Public Co. Ltd.	4,990,754	19,387,064
PTT Exploration & Production PCL (‡)	4,675,400	20,577,503
		39,964,567
United Kingdom | 1.6%
Unilever PLC	820,191	42,419,223
Total Common Stocks (Cost $2,392,777,761)		2,548,711,445
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $63,925,124)	63,925,124	63,925,124
Total Investments | 98.5% (Cost $2,456,702,885)		$2,612,636,569
Cash and Other Assets in Excess of Liabilities | 1.5%		40,174,633
Net Assets | 100.0%		$2,652,811,202

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio
Common Stocks | 98.5%
Brazil | 6.8%
Banco BTG Pactual SA	119,588	$463,634
BB Seguridade Participacoes SA	81,000	519,550
Odontoprev SA	208,360	452,201
Petroleo Brasileiro SA ADR	87,458	912,187
Vale SA ADR	53,245	840,206
		3,187,778
China | 23.2%
Alibaba Group Holding Ltd. ADR (*)	13,419	1,371,153
ANTA Sports Products Ltd.	50,800	738,975
China Merchants Bank Co. Ltd., Class H	221,500	1,128,579
China Vanke Co. Ltd., Class H	243,622	384,843
CSPC Pharmaceutical Group Ltd.	508,000	499,044
ENN Energy Holdings Ltd.	40,900	558,700
JD.com, Inc. ADR	13,016	571,272
JD.com, Inc., Class A	1,125	24,656
Meituan, Class B (*)	2,579	46,848
Midea Group Co. Ltd., Class A	71,600	562,235
NetEase, Inc. ADR	6,216	549,743
Sinopharm Group Co. Ltd., Class H	156,800	473,880
Tencent Holdings Ltd.	28,292	1,382,442
Trip.com Group Ltd. ADR (*)	19,482	733,887
Weichai Power Co. Ltd., Class H	481,000	775,784
Yum China Holdings, Inc.	16,590	1,051,640
		10,853,681
France | 1.7%
Pernod Ricard SA ADR	17,350	785,782
Greece | 0.9%
OPAP SA	25,388	407,919
Hong Kong | 3.5%
AIA Group Ltd.	96,400	1,012,912
Techtronic Industries Co. Ltd.	57,282	625,379
		1,638,291
India | 14.8%
HDFC Bank Ltd.	92,407	1,816,724
ITC Ltd.	105,788	494,031
Larsen & Toubro Ltd.	23,306	614,155
Reliance Industries Ltd.	47,649	1,354,494
SBI Cards & Payment Services Ltd.	35,493	319,733
State Bank of India	99,019	632,666
Tata Consultancy Services Ltd.	29,549	1,157,310
UPL Ltd.	59,115	517,038
		6,906,151
Description	Shares	Fair Value
Indonesia | 5.4%
PT Astra International Tbk	1,173,600	$471,129
PT Bank Central Asia Tbk	1,539,000	899,238
PT Bank Mandiri (Persero) Tbk	893,300	614,151
PT Telkom Indonesia (Persero) Tbk ADR	19,888	542,346
		2,526,864
Macau | 1.0%
Sands China Ltd. (*)	135,600	473,278
Mexico | 4.8%
America Movil SAB de CV (*)	34,275	721,489
Grupo Financiero Banorte SAB de CV, Class O	61,177	515,693
Grupo Mexico SAB de CV, Series B	109,699	519,457
Kimberly-Clark de Mexico SAB de CV, Series A	234,274	493,509
		2,250,148
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (*), (¢)	213,889	0
		0
Saudi Arabia | 2.2%
Arabian Internet & Communications Services Co.	9,848	653,778
Saudi National Bank	31,582	386,883
		1,040,661
South Africa | 2.9%
Anglo American PLC	17,889	592,081
Capitec Bank Holdings Ltd.	4,195	398,158
Vodacom Group Ltd.	52,903	362,775
		1,353,014
South Korea | 13.3%
Coway Co. Ltd.	10,885	440,038
Hyundai Mobis Co. Ltd.	3,198	533,472
Kia Corp.	7,253	454,297
LG Chem Ltd.	1,296	715,674
Samsung Electronics Co. Ltd.	38,068	1,887,728
Shinhan Financial Group Co. Ltd.	42,045	1,144,850
SK Hynix, Inc.	15,285	1,054,220
		6,230,279
Taiwan | 14.8%
ASE Technology Holding Co. Ltd.	188,000	695,697
Chailease Holding Co. Ltd.	125,000	924,856
CTBC Financial Holding Co. Ltd.	923,000	665,242
Hon Hai Precision Industry Co. Ltd.	233,136	799,745
MediaTek, Inc.	39,000	1,018,039

Description	Shares	Fair Value
Lazard Emerging Markets Strategic Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd.	158,387	$2,805,963
		6,909,542
Thailand | 1.2%
CP ALL Public Co. Ltd.	308,400	561,424
United Kingdom | 2.0%
Unilever PLC	17,553	907,819
Total Common Stocks (Cost $47,359,935)		46,032,631
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $532,560)	532,560	532,560
Total Investments | 99.6% (Cost $47,892,495)		$46,565,191
Cash and Other Assets in Excess of Liabilities | 0.4%		165,614
Net Assets | 100.0%		$46,730,805

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 93.1%
Belgium | 2.2%
Anheuser-Busch InBev SA/NV	59,921	$3,995,639
France | 2.0%
Vinci SA	30,387	3,486,894
Germany | 9.5%
Fresenius Medical Care AG & Co. KGaA	257,890	10,936,713
Knorr-Bremse AG	93,325	6,203,981
		17,140,694
Japan | 3.9%
Secom Co. Ltd.	113,785	7,003,517
Mauritius | 4.1%
SES SA	1,116,523	7,322,084
Spain | 4.1%
Ferrovial SA	247,284	7,274,354
United Kingdom | 9.8%
National Grid PLC	541,468	7,349,689
Smith & Nephew PLC	290,578	4,042,924
United Utilities Group PLC	475,694	6,220,558
		17,613,171
United States | 57.5%
Alphabet, Inc., Class C (*)	53,330	5,546,320
Cognizant Technology Solutions Corp., Class A	179,526	10,938,519
CVS Health Corp.	108,653	8,074,004
DaVita, Inc. (*)	44,633	3,620,183
DENTSPLY SIRONA, Inc.	95,982	3,770,173
eBay, Inc.	190,277	8,442,590
Fiserv, Inc. (*)	30,162	3,409,211
H&R Block, Inc.	261,894	9,231,764
International Game Technology PLC	355,600	9,530,080
Medtronic PLC	87,068	7,019,422
Norfolk Southern Corp.	25,460	5,397,520
Omnicom Group, Inc.	79,729	7,521,634
Pediatrix Medical Group, Inc. (*)	426,897	6,365,034
Tapestry, Inc.	171,600	7,397,676
Visa, Inc., Class A	31,736	7,155,199
		103,419,329
Total Common Stocks (Cost $158,664,246)		167,255,682
Description	Shares	Fair Value
Short-Term Investments | 6.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $11,721,420)	11,721,420	$11,721,420
Total Investments | 99.6% (Cost $170,385,666)		$178,977,102
Cash and Other Assets in Excess of Liabilities | 0.4%		797,156
Net Assets | 100.0%		$179,774,258

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 97.8%
Canada | 5.7%
Canadian National Railway Co.	8,987	$1,060,420
Dollarama, Inc.	19,449	1,162,335
National Bank of Canada	27,233	1,947,920
Toromont Industries Ltd.	16,346	1,341,666
		5,512,341
China | 3.3%
Alibaba Group Holding Ltd. ADR (*)	6,905	705,553
Meituan, Class B (*)	0	5
NXP Semiconductors NV	7,107	1,325,278
Tencent Holdings Ltd.	23,423	1,144,526
		3,175,362
Denmark | 1.0%
Carlsberg AS, Class B	6,119	946,121
France | 5.0%
Legrand SA	8,758	801,088
LVMH Moet Hennessy Louis Vuitton SE	1,804	1,653,290
Pernod Ricard SA	5,276	1,195,435
Thales SA	8,292	1,225,886
		4,875,699
Germany | 1.0%
Merck KGaA	5,059	940,571
Hong Kong | 1.2%
AIA Group Ltd.	106,983	1,124,111
India | 1.4%
HDFC Bank Ltd. ADR	20,762	1,384,203
Japan | 4.2%
BayCurrent Consulting, Inc.	19,000	788,366
Kadokawa Corp.	38,800	827,702
Nintendo Co. Ltd.	23,300	903,235
Olympus Corp.	50,200	881,615
Shimano, Inc.	4,200	728,610
		4,129,528
Netherlands | 3.4%
ASM International NV	2,243	910,865
Wolters Kluwer NV	19,261	2,430,527
		3,341,392
Spain | 1.0%
Industria de Diseno Textil SA	27,767	932,495
Sweden | 1.9%
Assa Abloy AB, Class B	25,931	622,599
Description	Shares	Fair Value
Hexagon AB, B Shares	109,963	$1,265,376
		1,887,975
Switzerland | 4.2%
ABB Ltd.	42,658	1,462,831
Partners Group Holding AG	1,033	973,950
Swatch Group AG	4,703	1,617,088
		4,053,869
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,808	1,749,520
United Kingdom | 6.7%
Coca-Cola Europacific Partners PLC	20,466	1,211,383
Diageo PLC	32,619	1,455,798
RELX PLC	62,103	2,011,022
Unilever PLC	35,609	1,844,825
		6,523,028
United States | 56.0%
Accenture PLC, Class A	8,091	2,312,489
Alphabet, Inc., Class A (*)	30,509	3,164,699
Amazon.com, Inc. (*)	23,713	2,449,316
Amphenol Corp., Class A	14,528	1,187,228
Aon PLC, Class A	6,662	2,100,462
Avery Dennison Corp.	4,455	797,133
Bank of America Corp.	34,238	979,207
Booz Allen Hamilton Holding Corp.	17,786	1,648,584
BRP, Inc.	10,619	830,977
Charles Schwab Corp.	21,852	1,144,608
Coca-Cola Co.	28,772	1,784,727
Computershare Ltd.	54,020	783,011
Deere & Co.	2,780	1,147,806
Dollar General Corp.	6,087	1,281,070
Estee Lauder Cos., Inc., Class A	6,524	1,607,905
Intercontinental Exchange, Inc.	16,445	1,715,049
IQVIA Holdings, Inc. (*)	9,384	1,866,384
Johnson & Johnson	12,466	1,932,230
McDonald’s Corp.	4,940	1,381,273
Microsoft Corp.	13,143	3,789,127
Motorola Solutions, Inc.	6,671	1,908,773
NIKE, Inc., Class B	10,054	1,233,022
Procter & Gamble Co.	10,720	1,593,957
PTC, Inc. (*)	9,222	1,182,537
Rockwell Automation, Inc.	4,375	1,283,844
S&P Global, Inc.	4,340	1,496,302
Sysco Corp.	10,374	801,184
Texas Instruments, Inc.	9,262	1,722,825

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Thermo Fisher Scientific, Inc.	4,203	$2,422,483
TopBuild Corp. (*)	3,246	675,622
UnitedHealth Group, Inc.	2,769	1,308,602
Visa, Inc., Class A	8,726	1,967,364
Warner Music Group Corp., Class A	17,107	570,861
Wells Fargo & Co.	26,930	1,006,643
Zoetis, Inc.	7,878	1,311,214
		54,388,518
Total Common Stocks (Cost $70,438,459)		94,964,733
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $1,892,796)	1,892,796	1,892,796
Total Investments | 99.7% (Cost $72,331,255)		$96,857,529
Cash and Other Assets in Excess of Liabilities | 0.3%		307,774
Net Assets | 100.0%		$97,165,303

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 92.4%
Australia | 6.5%
Atlas Arteria Ltd. (^)	81,517,229	$344,730,883
Transurban Group	22,507,512	214,197,116
		558,927,999
Canada | 1.9%
Canadian National Railway Co.	1,366,573	161,248,536
France | 5.5%
Eutelsat Communications SA	12,325,587	82,308,052
Vinci SA	3,431,805	393,797,986
		476,106,038
Hong Kong | 3.9%
CK Infrastructure Holdings Ltd.	24,321,500	132,793,311
Power Assets Holdings Ltd.	37,833,765	202,725,024
		335,518,335
Italy | 14.4%
Hera SpA	69,843,401	197,650,938
Italgas SpA (^)	41,247,045	251,957,256
Snam SpA	74,309,482	394,445,298
Terna - Rete Elettrica Nazionale	47,737,996	391,801,400
		1,235,854,892
Luxembourg | 1.6%
SES SA (^)	20,326,589	133,300,429
Portugal | 1.0%
Redes Energeticas Nacionais SGPS SA	28,228,757	82,746,532
Spain | 10.5%
Aena SME SA (*)	1,283,700	207,851,902
Ferrovial SA	23,427,935	689,179,589
		897,031,491
Switzerland | 2.1%
Flughafen Zurich AG (*)	984,315	180,644,289
United Kingdom | 19.5%
National Grid PLC	53,327,279	723,845,074
Pennon Group PLC (^)	14,334,169	154,865,702
Severn Trent PLC	11,243,155	399,340,226
United Utilities Group PLC	29,961,803	391,804,696
		1,669,855,698
United States | 25.5%
Consolidated Edison, Inc.	2,225,655	212,928,414
CSX Corp.	13,802,981	413,261,251
Exelon Corp.	3,887,400	162,843,186
Norfolk Southern Corp.	3,247,819	688,537,628
Pinnacle West Capital Corp.	3,914,679	310,199,164
Description	Shares	Fair Value
Union Pacific Corp.	1,992,500	$401,010,550
		2,188,780,193
Total Common Stocks (Cost $7,384,705,333)		7,920,014,432
Short-Term Investments | 7.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $662,967,393)	662,967,393	662,967,393
Total Investments | 100.1% (Cost $8,047,672,726) (»)		$8,582,981,825
Liabilities in Excess of Cash and Other Assets | (0.1)%		(5,881,325)
Net Assets | 100.0%		$8,577,100,500

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	60,442,350	USD	44,131,421	CIT	06/29/23	$653,754	$—
CHF	10,322,550	USD	11,384,601	SSB	06/29/23	1,979	—
USD	63,176,066	AUD	93,788,696	BNP	06/29/23	286,004	—
USD	113,332,597	AUD	168,234,120	CIT	06/29/23	523,115	—
USD	173,113,224	AUD	256,916,971	HSB	06/29/23	837,407	—
USD	101,621,969	AUD	150,725,237	MSC	06/29/23	553,078	—
USD	122,976,887	AUD	182,563,928	SSB	06/29/23	558,544	—
USD	5,795,104	CAD	7,936,858	BNP	06/29/23	—	85,766
USD	87,616,865	CAD	119,999,971	CIT	06/29/23	—	1,297,939
USD	57,169,340	CAD	78,290,644	HSB	06/29/23	—	840,651
USD	37,760,834	CAD	51,721,014	MSC	06/29/23	—	562,207
USD	18,468,320	CAD	25,288,670	SCB	06/29/23	—	269,494
USD	36,789,088	CHF	33,628,905	BNP	06/29/23	—	306,226
USD	37,235,356	CHF	34,019,338	SCB	06/29/23	—	290,636
USD	113,915,068	CHF	104,150,838	SSB	06/29/23	—	971,456
USD	336,877,519	EUR	311,045,214	BNP	06/29/23	—	2,082,452
USD	436,169,387	EUR	402,598,695	CAN	06/29/23	—	2,560,534
USD	247,548,197	EUR	228,498,294	CIT	06/29/23	—	1,456,680
USD	493,653,475	EUR	455,383,081	HSB	06/29/23	—	2,597,967
USD	371,556,858	EUR	343,204,717	MEL	06/29/23	—	2,448,771
USD	528,826,312	EUR	487,948,432	RBC	06/29/23	—	2,913,059
USD	410,912,068	EUR	379,251,752	SSB	06/29/23	—	2,375,638
USD	173,877,477	GBP	141,628,060	CAN	06/29/23	—	1,126,091
USD	579,108,079	GBP	472,267,094	HSB	06/29/23	—	4,451,611
USD	216,904,521	GBP	176,771,258	MSC	06/29/23	—	1,523,953
USD	353,092,013	GBP	287,543,579	RBC	06/29/23	—	2,212,948
USD	272,781,161	GBP	222,226,789	SSB	06/29/23	—	1,814,714
USD	89,515,666	HKD	699,287,435	BNP	06/29/23	86,440	—
USD	63,999,424	HKD	499,931,502	HSB	06/29/23	65,074	—
USD	75,000,201	HKD	586,050,823	MSC	06/29/23	52,377	—
USD	9,670,108	HKD	75,539,980	SCB	06/29/23	9,585	—
USD	94,527,163	HKD	738,578,538	SSB	06/29/23	73,146	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$3,700,503	$32,188,793

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 98.5%
Austria | 0.7%
BAWAG Group AG	1,682	$81,787
Canada | 3.9%
Canadian Pacific Railway Ltd.	2,062	158,781
Toromont Industries Ltd.	2,005	164,569
Trisura Group Ltd. (*)	4,106	100,531
		423,881
China | 2.5%
Tencent Holdings Ltd.	3,600	175,908
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	16,600	98,310
		274,218
Denmark | 4.6%
Genmab AS (*)	371	140,089
Novo Nordisk AS, Class B	1,478	234,548
Vestas Wind Systems AS	4,623	133,942
		508,579
France | 2.0%
Pernod Ricard SA	957	216,837
Germany | 2.9%
Continental AG	1,334	99,705
Hensoldt AG	2,423	87,270
Infineon Technologies AG	3,106	126,956
		313,931
Hong Kong | 1.9%
AIA Group Ltd.	20,400	214,351
India | 1.5%
HDFC Bank Ltd. ADR	2,455	163,675
Ireland | 1.2%
Ryanair Holdings PLC ADR (*)	1,387	130,780
Israel | 2.6%
Bank Leumi Le-Israel BM	25,489	192,765
Tel Aviv Stock Exchange Ltd.	22,407	98,045
		290,810
Japan | 6.5%
BayCurrent Consulting, Inc.	3,900	161,822
Kadokawa Corp.	6,900	147,194
Koito Manufacturing Co., Ltd.	5,600	106,069
Olympus Corp.	5,800	101,860
Renesas Electronics Corp. (*)	9,100	132,120
TechnoPro Holdings, Inc.	2,500	69,289
		718,354
Description	Shares	Fair Value
Mexico | 2.0%
Arca Continental SAB de CV	24,600	$223,393
Netherlands | 3.3%
Akzo Nobel NV	1,094	85,389
Universal Music Group NV	11,164	282,215
		367,604
Portugal | 1.7%
Energias de Portugal SA	34,028	185,421
South Korea | 1.0%
SK Hynix, Inc.	1,526	105,250
Sweden | 0.3%
Volvo Car AB, Class B (*)	7,544	33,009
Switzerland | 2.8%
ABB Ltd.	4,658	159,732
Idorsia Ltd. (*)	4,389	48,358
Partners Group Holding AG	111	104,655
		312,745
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	14,000	248,022
United Kingdom | 5.0%
Allfunds Group PLC	11,991	79,539
Coca-Cola Europacific Partners PLC	4,043	238,547
RELX PLC	7,071	228,973
		547,059
United States | 49.8%
Accenture PLC, Class A	694	198,352
Activision Blizzard, Inc.	1,363	116,659
Alphabet, Inc., Class A (*)	3,790	393,137
Amphenol Corp., Class A	2,458	200,868
Analog Devices, Inc.	1,061	209,250
Aon PLC, Class A	830	261,691
Applied Materials, Inc.	1,777	218,269
Bank of America Corp.	3,680	105,248
Boston Scientific Corp. (*)	2,926	146,388
CyberArk Software Ltd. (*)	648	95,891
Danaher Corp.	906	228,348
Dollar General Corp.	661	139,114
Estee Lauder Cos., Inc., Class A	551	135,799
Helmerich & Payne, Inc.	4,028	144,001
Huntington Bancshares, Inc.	6,821	76,395
Intercontinental Exchange, Inc.	1,971	205,555
International Flavors & Fragrances, Inc.	977	89,845
Intuit, Inc.	425	189,478
IQVIA Holdings, Inc. (*)	1,353	269,098

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Johnson & Johnson	1,301	$201,655
Marsh & McLennan Cos., Inc.	603	100,430
Microsoft Corp.	2,040	588,132
S&P Global, Inc.	910	313,741
Thermo Fisher Scientific, Inc.	371	213,833
UnitedHealth Group, Inc.	644	304,348
Visa, Inc., Class A	1,015	228,842
Zoetis, Inc.	693	115,343
		5,489,710
Total Common Stocks (Cost $10,928,430)		10,849,416
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $209,837)	209,837	209,837
Total Investments | 100.4% (Cost $11,138,267)		$11,059,253
Liabilities in Excess of Cash and Other Assets | (0.4)%		(45,027)
Net Assets | 100.0%		$11,014,226

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 98.5%
Australia | 6.7%
Aristocrat Leisure Ltd.	476	$11,903
BHP Group Ltd.	1,235	39,172
Brambles Ltd.	1,791	16,122
Capricorn Metals Ltd. (*)	1,167	3,694
Charter Hall Group REIT	935	6,965
Coles Group Ltd.	197	2,375
Coronado Global Resources, Inc.	2,412	2,633
Fortescue Metals Group Ltd.	209	3,143
JB Hi-Fi Ltd.	191	5,443
Lovisa Holdings Ltd.	207	3,380
Mineral Resources Ltd.	115	6,231
Newcrest Mining Ltd.	648	11,601
Perseus Mining Ltd.	7,963	12,620
Pilbara Minerals Ltd.	4,108	10,959
Pro Medicus Ltd.	89	3,827
Regis Resources Ltd. (*)	5,013	6,938
South32 Ltd.	2,868	8,506
Technology One Ltd.	605	5,923
Telstra Group Ltd.	2,034	5,746
West African Resources Ltd. (*)	5,464	3,493
WiseTech Global Ltd.	266	11,687
Yancoal Australia Ltd.	3,136	12,193
		194,554
Austria | 0.4%
Erste Group Bank AG	92	3,043
Wienerberger AG	277	8,034
		11,077
Belgium | 0.5%
KBC Group NV	199	13,682
China | 0.9%
SITC International Holdings Co. Ltd.	6,000	12,895
Yangzijiang Shipbuilding Holdings Ltd.	14,500	13,135
		26,030
Denmark | 4.4%
AP Moller - Maersk AS, Class B	5	9,061
Novo Nordisk AS, Class B	694	110,133
Pandora AS	70	6,708
		125,902
Finland | 0.6%
Nokia oyj ADR	1,701	8,352
Description	Shares	Fair Value
Nordea Bank Abp	790	$8,431
		16,783
France | 11.9%
AXA SA	985	30,118
BioMerieux	70	7,385
Capgemini SE	97	18,043
Cie de Saint-Gobain	745	42,419
Eiffage SA	31	3,356
Engie SA	364	5,757
Hermes International	19	38,487
Kering SA	19	12,400
L’Oreal SA	12	5,369
La Francaise des Jeux SAEM	321	13,383
Orange SA	2,138	25,404
Societe Generale SA	1,743	39,344
TotalEnergies SE	787	46,435
Verallia SA	91	3,881
Vinci SA	449	51,522
		343,303
Germany | 5.6%
Beiersdorf AG	61	7,936
BioNTech SE ADR	15	1,868
Carl Zeiss Meditec AG	54	7,500
Commerzbank AG (*)	401	4,219
CTS Eventim AG & Co. KGaA (*)	135	8,412
Deutsche Post AG	711	33,211
Hapag-Lloyd AG	21	6,878
HUGO BOSS AG	528	37,863
Infineon Technologies AG	162	6,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	42	14,689
Nemetschek SE	51	3,497
Rational AG	25	16,732
Rheinmetall AG	26	7,724
SAP SE	25	3,145
		160,296
Hong Kong | 1.9%
CK Asset Holdings Ltd.	2,000	12,117
Cowell e Holdings, Inc. (*)	1,000	2,409
Jardine Matheson Holdings Ltd.	100	4,871
Man Wah Holdings Ltd.	2,800	2,319
Swire Pacific Ltd., Class A	2,000	15,403
WH Group Ltd.	31,500	18,723
		55,842

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Ireland | 0.2%
AerCap Holdings NV (*)	26	$1,462
AIB Group PLC	1,186	4,830
		6,292
Israel | 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	4,989	6,801
Check Point Software Technologies Ltd. (*)	118	15,340
Perion Network Ltd. (*)	299	11,835
		33,976
Italy | 4.0%
Banco BPM SpA	905	3,546
Ferrari NV	13	3,521
Intesa Sanpaolo SpA	10,067	25,909
Leonardo SpA	628	7,378
Moncler SpA	302	20,874
Poste Italiane SpA	1,167	11,945
Reply SpA	62	7,809
UniCredit SpA	1,833	34,718
		115,700
Japan | 20.8%
77 Bank Ltd.	700	11,441
Canon, Inc.	1,000	22,432
Capcom Co. Ltd.	200	7,155
Chugai Pharmaceutical Co. Ltd.	1,500	37,075
Electric Power Development Co. Ltd.	1,000	16,083
FUJIFILM Holdings Corp.	100	5,080
Honda Motor Co. Ltd.	1,300	34,581
Hulic Co. Ltd.	400	3,287
ITOCHU Corp.	600	19,538
Japan Post Holdings Co. Ltd.	7,000	56,957
Japan Post Insurance Co. Ltd.	500	7,806
Japan Tobacco, Inc.	2,900	61,209
KDDI Corp.	700	21,617
Kirin Holdings Co. Ltd.	1,900	30,068
Kyushu Financial Group, Inc.	900	3,246
Mitsubishi Corp.	800	28,762
Mitsubishi Estate Co. Ltd.	1,000	11,939
Mitsubishi Heavy Industries Ltd.	300	11,062
Mitsui & Co. Ltd.	1,000	31,165
MS&AD Insurance Group Holdings, Inc.	300	9,316
Nippon Building Fund, Inc. REIT	1	4,158
Nippon Telegraph & Telephone Corp.	200	5,973
Nishi-Nippon Financial Holdings, Inc.	500	4,121
Nissan Chemical Corp.	300	13,631
Description	Shares	Fair Value
Olympus Corp.	700	$12,293
Shimano, Inc. ADR	409	7,076
Shin-Etsu Chemical Co. Ltd.	2,165	70,221
SKY Perfect JSAT Holdings, Inc.	1,000	3,908
Softbank Corp.	900	10,382
Subaru Corp.	600	9,604
Sumitomo Mitsui Financial Group, Inc.	100	4,010
Tokyo Electron Ltd.	55	4,895
Toshiba Corp.	200	6,702
Toyota Motor Corp.	900	12,812
ZOZO, Inc.	100	2,287
		601,892
Netherlands | 8.5%
Adyen NV (*)	13	20,613
ASML Holding NV	114	77,896
BNP Paribas Emissions- und Handelsgesellschaft mbH (*)	1,985	23,616
Koninklijke Ahold Delhaize NV	246	8,414
NN Group NV	61	2,213
Shell PLC	1,771	50,714
Wolters Kluwer NV	493	62,211
		245,677
Norway | 0.5%
Equinor ASA	419	11,916
Norske Skog ASA (*)	444	2,457
		14,373
Portugal | 0.7%
Jeronimo Martins SGPS SA	888	20,824
Singapore | 1.5%
DBS Group Holdings Ltd.	100	2,485
Lendlease Global Commercial REIT	13,600	6,966
Sea Ltd. ADR (*)	85	7,357
STMicroelectronics NV	400	21,398
UMS Holdings Ltd.	7,200	6,040
		44,246
South Africa | 0.2%
Anglo American PLC	193	6,388
Spain | 3.3%
Banco Bilbao Vizcaya Argentaria SA	1,482	10,588
CaixaBank SA	643	2,503
Iberdrola SA	5,519	68,746
Industria de Diseno Textil SA	405	13,601
		95,438
Sweden | 2.5%
Assa Abloy AB, Class B	1,044	25,066

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Betsson AB, Class B	680	$6,465
Boliden AB	75	2,950
Evolution AB	26	3,489
Hemnet Group AB	168	2,806
Hennes & Mauritz AB, B Shares	205	2,927
Telefonaktiebolaget LM Ericsson, B Shares	2,553	14,997
Volvo AB, Class B	74	1,526
Volvo Car AB, Class B (*)	2,968	12,987
		73,213
Switzerland | 4.5%
Belimo Holding AG	27	13,026
Dufry AG (*)	60	2,672
Novartis AG	512	47,004
Swatch Group AG	9	3,095
Swiss Life Holding AG	6	3,700
UBS Group AG	2,725	57,542
VAT Group AG	9	3,251
		130,290
United Kingdom | 10.8%
3i Group PLC	900	18,767
4imprint Group PLC	53	3,162
Associated British Foods PLC	1,126	27,024
Beazley PLC	316	2,330
BT Group PLC	4,315	7,764
Coca-Cola Europacific Partners PLC	54	3,196
Compass Group PLC	361	9,077
Drax Group PLC	310	2,322
HSBC Holdings PLC	829	5,644
IMI PLC	142	2,689
International Consolidated Airlines Group SA (*)	2,422	4,515
Investec PLC	1,399	7,783
J Sainsbury PLC	1,849	6,367
JD Sports Fashion PLC	8,016	17,649
Man Group PLC	4,028	11,725
Marks & Spencer Group PLC (*)	6,165	12,741
NatWest Group PLC	8,245	26,940
Next PLC	179	14,546
RELX PLC	52	1,683
Rolls-Royce Holdings PLC (*)	1,524	2,815
SSE PLC	384	8,553
Standard Chartered PLC	2,038	15,507
Tesco PLC	6,340	20,789
Unilever PLC	1,377	71,217
Virgin Money UK PLC	2,406	4,350
Description	Shares	Fair Value
Wise PLC, Class A (*)	304	$2,046
		311,201
United States | 6.9%
CSL Ltd.	94	18,137
GSK PLC	3,386	60,391
Inmode Ltd. (*)	74	2,365
International Game Technology PLC	111	2,975
Nestle SA	63	7,691
Roche Holding AG	232	66,395
Schneider Electric SE	87	14,544
Stellantis NV	1,472	26,783
		199,281
Total Common Stocks (Cost $2,574,960)		2,846,260
Preferred Stocks | 0.9%
Germany | 0.9%
Bayerische Motoren Werke AG	179	18,310
Sartorius AG	17	7,135
Total Preferred Stocks (Cost $21,716)		25,445
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $20,806)	20,806	20,806
Total Investments | 100.1% (Cost $2,617,482)		$2,892,511
Liabilities in Excess of Cash and Other Assets | (0.1)%		(1,556)
Net Assets | 100.0%		$2,890,955

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.2%
Canada | 3.8%
Gildan Activewear, Inc.	350,237	$11,635,694
Suncor Energy, Inc.	699,053	21,703,488
TMX Group Ltd.	108,429	10,951,209
		44,290,391
China | 5.0%
Alibaba Group Holding Ltd. (*)	1,120,600	14,251,464
Autohome, Inc. ADR	289,018	9,673,433
ENN Energy Holdings Ltd.	813,400	11,111,156
ESR Group Ltd.	4,162,600	7,438,308
Li Ning Co. Ltd.	1,033,000	8,142,290
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,314,686	7,785,984
		58,402,635
Denmark | 3.0%
AP Moller - Maersk AS, Class B	3,607	6,536,689
Carlsberg AS, Class B	129,512	20,025,167
Vestas Wind Systems AS	293,496	8,503,485
		35,065,341
Finland | 1.5%
Nordea Bank Abp	1,605,238	17,131,871
France | 11.0%
Air Liquide SA	154,910	25,951,978
Airbus SE	85,458	11,448,490
Capgemini SE	57,790	10,749,293
Engie SA	2,130,448	33,692,396
Pernod Ricard SA	82,737	18,746,532
Teleperformance	43,859	10,593,307
Thales SA	113,258	16,744,020
		127,926,016
Germany | 10.1%
Continental AG	248,908	18,603,699
Covestro AG	177,752	7,351,978
Infineon Technologies AG	351,832	14,380,985
Merck KGaA	114,696	21,324,323
MTU Aero Engines AG	66,291	16,577,534
Rheinmetall AG	70,361	20,901,842
Siemens Healthineers AG	196,249	11,287,107
Vonovia SE	392,022	7,372,144
		117,799,612
Hong Kong | 1.0%
AIA Group Ltd.	1,098,200	11,539,206
Description	Shares	Fair Value
Ireland | 1.6%
Ryanair Holdings PLC ADR (*)	191,826	$18,087,274
Israel | 1.6%
Bank Leumi Le-Israel BM	2,428,093	18,362,891
Italy | 2.2%
Enel SpA	2,716,910	16,592,956
UniCredit SpA	441,035	8,353,417
		24,946,373
Japan | 16.1%
Asics Corp.	680,400	19,348,758
Bandai Namco Holdings, Inc.	622,800	13,413,697
Daikin Industries Ltd.	102,100	18,305,220
Disco Corp.	145,800	16,963,318
Hitachi Ltd.	203,800	11,202,278
MatsukiyoCocokara & Co.	427,000	22,614,513
Olympus Corp.	925,200	16,248,409
Renesas Electronics Corp. (*)	914,100	13,271,522
Shimano, Inc.	45,800	7,945,318
Sumitomo Mitsui Financial Group, Inc.	433,200	17,370,233
Suzuki Motor Corp.	407,200	14,821,215
Yamaha Corp.	416,600	16,079,214
		187,583,695
Mexico | 1.6%
Arca Continental SAB de CV	2,057,912	18,687,942
Netherlands | 6.1%
Akzo Nobel NV	237,733	18,555,591
Koninklijke DSM NV	105,548	12,474,991
Universal Music Group NV	758,316	19,169,486
Wolters Kluwer NV	167,570	21,145,492
		71,345,560
Portugal | 0.7%
Galp Energia SGPS SA	761,682	8,641,967
Singapore | 1.5%
DBS Group Holdings Ltd.	696,120	17,300,123
South Africa | 1.3%
Anglo American PLC	469,666	15,544,770
South Korea | 0.8%
SK Hynix, Inc.	128,181	8,840,755
Spain | 1.6%
Industria de Diseno Textil SA	548,282	18,412,878
Sweden | 1.2%
Sandvik AB	645,411	13,715,882
Switzerland | 1.7%
ABB Ltd.	586,357	20,107,390

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	113,235	$10,533,120
United Kingdom | 11.9%
3i Group PLC	903,842	18,846,648
BP PLC	3,408,096	21,576,456
Coca-Cola Europacific Partners PLC	343,476	20,265,887
Compass Group PLC	692,735	17,418,079
RELX PLC	1,027,959	33,277,462
Unilever PLC	518,086	26,840,911
		138,225,443
United States | 8.0%
Aon PLC, Class A	101,615	32,038,193
BRP, Inc.	115,664	9,051,147
ICON PLC (*)	111,332	23,779,402
Roche Holding AG	98,427	28,168,565
		93,037,307
Total Common Stocks (Cost $954,884,489)		1,095,528,442
Preferred Stocks | 0.9%
Brazil | 0.9%
Itau Unibanco Holding SA (Cost $11,012,293)	2,222,100	10,846,463
Short-Term Investments | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $43,718,306)	43,718,306	43,718,306
Total Investments | 98.9% (Cost $1,009,615,088)		$1,150,093,211
Cash and Other Assets in Excess of Liabilities | 1.1%		13,379,387
Net Assets | 100.0%		$1,163,472,598

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 97.1%
Canada | 1.9%
Suncor Energy, Inc.	33,436	$1,038,087
China | 11.2%
Alibaba Group Holding Ltd. (*)	96,400	1,225,987
Autohome, Inc. ADR	11,419	382,194
China Longyuan Power Group Corp. Ltd., Class H	408,000	467,172
ENN Energy Holdings Ltd.	61,800	844,197
ESR Group Ltd.	201,400	359,889
Li Ning Co. Ltd.	103,500	815,805
Sungrow Power Supply Co. Ltd., Class A	36,900	564,306
Tencent Holdings Ltd.	21,500	1,050,562
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	61,598	364,803
		6,074,915
Denmark | 2.5%
Carlsberg AS, Class B	5,121	791,810
Vestas Wind Systems AS	20,222	585,894
		1,377,704
Finland | 1.4%
Sampo Oyj, A Shares	16,134	761,067
France | 13.6%
Air Liquide SA	6,650	1,114,070
Airbus SE	7,394	990,547
Bureau Veritas SA	30,425	874,245
Engie SA	86,358	1,365,726
Legrand SA	8,649	791,118
Pernod Ricard SA	4,280	969,762
Teleperformance	1,626	392,729
Thales SA	5,830	861,905
		7,360,102
Germany | 6.8%
Continental AG	8,529	637,468
Covestro AG	8,551	353,677
Infineon Technologies AG	14,036	573,716
Merck KGaA	3,994	742,566
MTU Aero Engines AG	3,048	762,220
Siemens Healthineers AG	10,568	607,810
		3,677,457
Hong Kong | 2.5%
AIA Group Ltd.	126,800	1,332,336
India | 2.0%
ICICI Bank Ltd. ADR	49,864	1,076,065
Description	Shares	Fair Value
Indonesia | 2.2%
PT Bank Mandiri (Persero) Tbk	1,125,400	$773,722
PT Telkom Indonesia (Persero) Tbk ADR	16,092	438,829
		1,212,551
Ireland | 1.8%
Ryanair Holdings PLC ADR (*)	10,099	952,235
Japan | 10.0%
Bandai Namco Holdings, Inc.	18,900	407,063
Daikin Industries Ltd.	4,400	788,864
Disco Corp.	8,700	1,012,214
Hoya Corp.	5,800	641,383
Nomura Research Institute Ltd.	33,400	776,690
Olympus Corp.	29,800	523,349
Renesas Electronics Corp. (*)	34,400	499,442
Shimano, Inc.	2,300	399,001
Suzuki Motor Corp.	10,900	396,737
		5,444,743
Mexico | 1.8%
Grupo Financiero Banorte SAB de CV, Class O	114,600	966,023
Netherlands | 7.7%
Akzo Nobel NV	7,697	600,768
ASM International NV	1,270	515,737
IMCD NV	2,857	467,588
Koninklijke DSM NV	6,181	730,548
Universal Music Group NV	37,454	946,801
Wolters Kluwer NV	7,491	945,282
		4,206,724
Singapore | 1.6%
DBS Group Holdings Ltd.	35,200	874,798
South Africa | 1.4%
Anglo American PLC	13,883	459,492
Mr Price Group Ltd.	35,430	287,083
		746,575
South Korea | 0.8%
SK Hynix, Inc.	6,011	414,584
Switzerland | 2.7%
ABB Ltd.	24,369	835,663
Cie Financiere Richemont SA, Class A	4,105	658,035
		1,493,698
Taiwan | 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	1,381,838

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
United Kingdom | 14.3%
BP PLC	360,784	$2,284,102
Coca-Cola Europacific Partners PLC	9,678	571,025
Compass Group PLC	49,025	1,232,681
HSBC Holdings PLC	124,959	850,730
RELX PLC	54,239	1,755,845
Unilever PLC	21,041	1,090,088
		7,784,471
United States | 8.4%
Accenture PLC, Class A	2,439	697,091
Aon PLC, Class A	4,274	1,347,549
ICON PLC (*)	3,895	831,933
Linde PLC	2,031	713,521
Roche Holding AG	3,418	978,188
		4,568,282
Total Common Stocks (Cost $46,010,661)		52,744,255
Preferred Stocks | 1.5%
Brazil | 1.0%
Itau Unibanco Holding SA	110,600	539,858
Germany | 0.5%
Henkel AG & Co. KGaA	3,831	299,375
Total Preferred Stocks (Cost $798,245)		839,233
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $525,166)	525,166	525,166
Total Investments | 99.6% (Cost $47,334,072)		$54,108,654
Cash and Other Assets in Excess of Liabilities | 0.4%		200,244
Net Assets | 100.0%		$54,308,898

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 95.4%
Canada | 7.2%
Dollarama, Inc.	81,511	$4,871,360
National Bank of Canada	56,086	4,011,716
Toromont Industries Ltd.	46,431	3,811,018
		12,694,094
China | 4.4%
Alibaba Group Holding Ltd. ADR (*)	31,745	3,243,704
Tencent Holdings Ltd.	94,800	4,632,245
		7,875,949
Denmark | 6.2%
Coloplast AS, Class B	18,502	2,435,286
Demant AS (*)	91,564	3,213,279
Genmab AS (*)	14,090	5,320,354
		10,968,919
France | 9.4%
Legrand SA	38,819	3,550,748
LVMH Moet Hennessy Louis Vuitton SE	8,289	7,596,518
Pernod Ricard SA	24,180	5,478,700
		16,625,966
Germany | 4.2%
SAP SE	35,958	4,523,416
Scout24 SE	49,616	2,943,569
		7,466,985
Hong Kong | 2.1%
AIA Group Ltd.	345,400	3,629,249
India | 3.4%
HDFC Bank Ltd. ADR	91,127	6,075,437
Israel | 2.3%
Check Point Software Technologies Ltd. (*)	31,225	4,059,250
Japan | 6.7%
Hoya Corp.	32,500	3,593,954
Pigeon Corp.	61,200	946,591
Shimano, Inc.	11,400	1,977,655
SMS Co. Ltd.	115,500	2,802,645
Toei Animation Co. Ltd.	25,900	2,577,476
		11,898,321
Netherlands | 9.8%
ASML Holding NV	13,258	9,059,124
Universal Music Group NV	146,668	3,707,623
Wolters Kluwer NV	37,035	4,673,410
		17,440,157
Description	Shares	Fair Value
Norway | 2.1%
AutoStore Holdings Ltd. (*)	705,957	$1,524,430
Gjensidige Forsikring ASA	130,340	2,135,988
		3,660,418
South Africa | 1.8%
Clicks Group Ltd.	223,714	3,231,061
Spain | 2.2%
Industria de Diseno Textil SA	118,622	3,983,666
Sweden | 4.5%
Assa Abloy AB, Class B	173,150	4,157,303
Hexagon AB, B Shares	330,955	3,808,395
		7,965,698
Switzerland | 2.7%
Partners Group Holding AG	5,009	4,722,665
Taiwan | 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	63,037	5,863,702
United Kingdom | 15.6%
Allfunds Group PLC	156,404	1,037,462
Dechra Pharmaceuticals PLC	61,702	2,022,526
Diageo PLC	105,371	4,702,748
Diploma PLC	39,710	1,380,063
Intertek Group PLC	56,184	2,816,005
London Stock Exchange Group PLC	38,800	3,770,748
RELX PLC	218,973	7,090,793
Unilever PLC	94,527	4,888,815
		27,709,160
United States | 7.5%
Aon PLC, Class A	23,197	7,313,782
BRP, Inc.	42,687	3,340,420
Computershare Ltd.	185,885	2,694,372
		13,348,574
Total Common Stocks (Cost $168,991,286)		169,219,271
Preferred Stocks | 1.4%
Germany | 1.4%
Sartorius AG (Cost $2,531,532)	6,210	2,606,479
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $5,106,068)	5,106,068	5,106,068

Description	Fair Value
Lazard International Quality Growth Portfolio (concluded)
Total Investments | 99.7% (Cost $176,628,886)	$176,931,818
Cash and Other Assets in Excess of Liabilities | 0.3%	452,941
Net Assets | 100.0%	$177,384,759

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 94.4%
Australia | 6.0%
ALS Ltd.	15,619	$129,502
AUB Group Ltd.	12,693	216,929
Domino’s Pizza Enterprises Ltd.	2,198	73,881
GUD Holdings Ltd.	23,295	153,517
National Storage REIT	54,915	92,886
SmartGroup Corp. Ltd.	28,304	121,795
		788,510
Austria | 2.0%
BAWAG Group AG	3,771	183,365
Schoeller-Bleckmann Oilfield Equipment AG	1,267	81,686
		265,051
Belgium | 3.5%
Azelis Group NV	4,959	125,893
Recticel SA	7,706	143,723
Shurgard Self Storage Ltd.	4,024	192,501
		462,117
Canada | 4.6%
Descartes Systems Group, Inc. (*)	1,234	99,596
Dream Industrial REIT	20,164	219,320
Stelco Holdings, Inc.	4,491	173,924
Trisura Group Ltd. (*)	4,808	117,719
		610,559
Denmark | 1.3%
Royal Unibrew AS	1,980	172,501
Finland | 1.4%
Kemira Oyj	10,539	185,348
France | 0.9%
Gaztransport Et Technigaz SA	1,137	116,494
Germany | 7.4%
Covestro AG	3,612	149,395
CTS Eventim AG & Co. KGaA (*)	1,642	102,318
Hensoldt AG	6,045	217,724
JOST Werke AG	3,799	200,346
Sirius Real Estate Ltd.	187,493	177,750
Stabilus SE	1,937	135,254
		982,787
Greece | 1.5%
JUMBO SA	9,189	194,659
Ireland | 2.0%
Dalata Hotel Group PLC (*)	31,096	141,331
Uniphar PLC (*)	35,694	115,385
		256,716
Description	Shares	Fair Value
Israel | 1.0%
Israel Discount Bank Ltd.	26,599	$130,838
Italy | 7.1%
Coca-Cola HBC AG	4,732	129,444
Italgas SpA	40,353	246,496
Moncler SpA	2,193	151,579
Sanlorenzo SpA	2,921	126,770
Sesa SpA	1,012	135,366
Tinexta SpA	6,537	142,216
		931,871
Japan | 26.0%
Ariake Japan Co. Ltd.	3,200	117,891
ARTERIA Networks Corp.	13,900	133,898
Bell System24 Holdings, Inc.	15,200	165,910
Daiseki Co. Ltd.	4,420	140,154
GMO internet group, Inc.	6,300	122,703
Hulic Co. Ltd.	23,500	193,092
MatsukiyoCocokara & Co.	4,400	233,030
MISUMI Group, Inc.	6,200	155,983
Nihon Kohden Corp.	7,100	192,411
Nippon Gas Co. Ltd.	13,500	196,199
Nippon Shinyaku Co. Ltd.	2,300	101,429
Open House Group Co. Ltd.	3,600	134,999
Persol Holdings Co. Ltd.	7,600	152,802
Relo Group, Inc.	12,200	194,404
Rorze Corp.	1,400	124,125
Taiyo Yuden Co. Ltd.	4,200	141,680
TechnoPro Holdings, Inc.	5,935	164,493
Trend Micro, Inc.	2,800	137,276
Trusco Nakayama Corp.	6,800	115,421
USS Co. Ltd.	10,300	178,534
Yamaha Corp.	4,100	158,245
Zenkoku Hosho Co. Ltd.	4,942	186,386
		3,441,065
Jersey | 1.4%
JTC PLC	20,778	180,773
Mexico | 1.1%
Arca Continental SAB de CV	15,300	138,940
Netherlands | 5.3%
Aalberts NV	2,708	127,747
Akzo Nobel NV	2,299	179,442
Arcadis NV	5,902	241,658

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
ASM International NV	385	$156,346
		705,193
New Zealand | 0.9%
Freightways Group Ltd.	19,422	114,894
Norway | 0.6%
Crayon Group Holding ASA (*)	9,631	79,386
Portugal | 0.7%
Galp Energia SGPS SA	8,613	97,722
Spain | 1.0%
Bankinter SA	23,726	134,732
Sweden | 2.3%
Lindab International AB	7,752	118,806
SkiStar AB	15,312	184,164
		302,970
United Kingdom | 15.4%
Allfunds Group PLC	15,037	99,744
Auto Trader Group PLC	17,229	131,315
Britvic PLC	12,149	133,862
ConvaTec Group PLC	61,027	172,246
Genuit Group. PLC	26,750	92,414
Globaldata PLC	8,357	125,752
IG Group Holdings PLC	10,569	91,279
JD Sports Fashion PLC	64,848	142,777
Jet2 PLC	11,351	184,207
Life Science REIT PLC	129,574	99,094
Marlowe PLC (*)	14,616	104,572
RS GROUP PLC	11,088	125,390
Smart Metering Systems PLC	12,468	114,148
Tate & Lyle PLC	12,007	116,238
Volution Group PLC	29,002	154,350
Weir Group PLC	6,659	152,783
		2,040,171
United States | 1.0%
ICON PLC (*)	640	136,698
Total Common Stocks (Cost $12,675,157)		12,469,995
Short-Term Investments | 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $634,561)	634,561	634,561
Description	Fair Value
Total Investments | 99.2% (Cost $13,309,718)	$13,104,556
Cash and Other Assets in Excess of Liabilities | 0.8%	110,801
Net Assets | 100.0%	$13,215,357

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 99.2%
Canada | 8.9%
CAE, Inc. (*)	5,251,870	$118,754,826
Canadian Pacific Railway Ltd.	845,836	65,132,188
National Bank of Canada	1,625,903	116,297,479
Suncor Energy, Inc.	2,919,272	90,634,594
TMX Group Ltd.	214,515	21,665,777
		412,484,864
China | 2.1%
Alibaba Group Holding Ltd. ADR (*)	526,734	53,821,680
ESR Group Ltd.	25,747,600	46,009,363
		99,831,043
Denmark | 8.6%
Carlsberg AS, Class B	893,437	138,143,377
Genmab AS (*)	162,148	61,226,736
Novo Nordisk AS, Class B	935,020	148,380,749
Vestas Wind Systems AS	1,838,869	53,277,709
		401,028,571
Finland | 1.9%
Sampo Oyj, A Shares	1,905,633	89,891,841
France | 9.4%
Airbus SE	852,190	114,164,723
Bureau Veritas SA	2,520,786	72,433,307
Engie SA	3,813,327	60,306,623
Pernod Ricard SA	483,943	109,651,706
Thales SA	559,577	82,727,651
		439,284,010
Germany | 5.3%
Continental AG	925,439	69,168,482
Infineon Technologies AG	2,258,461	92,313,644
Merck KGaA	457,815	85,117,137
		246,599,263
Hong Kong | 1.8%
AIA Group Ltd.	7,818,600	82,153,008
India | 1.2%
Housing Development Finance Corp. Ltd.	1,751,727	56,129,134
Ireland | 1.9%
Ryanair Holdings PLC ADR (*)	924,964	87,214,856
Israel | 2.1%
Bank Leumi Le-Israel BM	13,191,570	99,763,628
Italy | 0.9%
UniCredit SpA	2,319,951	43,940,999
Description	Shares	Fair Value
Japan | 13.8%
Advantest Corp.	1,179,800	$109,309,221
BayCurrent Consulting, Inc.	1,711,900	71,031,765
Daikin Industries Ltd.	453,600	81,324,662
Kobe Bussan Co. Ltd.	1,913,800	53,417,663
Koito Manufacturing Co. Ltd.	2,636,400	49,935,531
Olympus Corp.	3,888,700	68,293,545
Shimano, Inc.	258,100	44,774,814
Suzuki Motor Corp.	1,288,372	46,894,004
Tokyo Electron Ltd.	508,800	62,211,919
Yamaha Corp.	1,399,272	54,006,706
		641,199,830
Mexico | 2.0%
Arca Continental SAB de CV	10,024,100	91,029,063
Netherlands | 4.2%
Akzo Nobel NV	1,147,206	89,541,989
Universal Music Group NV	4,113,133	103,975,976
		193,517,965
Portugal | 1.9%
Energias de Portugal SA	15,794,993	86,068,052
Singapore | 1.6%
DBS Group Holdings Ltd.	3,021,600	75,093,449
South Korea | 1.0%
SK Hynix, Inc.	663,428	45,757,203
Sweden | 1.5%
Hexagon AB, B Shares	4,887,591	56,242,920
Volvo Car AB, Class B (*)	3,230,116	14,133,337
		70,376,257
Switzerland | 4.2%
ABB Ltd.	2,551,167	87,484,774
Idorsia Ltd. (*)	1,620,493	17,854,418
Partners Group Holding AG	48,679	45,896,306
Sonova Holding AG	143,597	42,344,376
		193,579,874
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,218,000	74,725,546
United Kingdom | 13.6%
Allfunds Group PLC	6,465,670	42,888,225
Coca-Cola Europacific Partners PLC	2,533,598	149,488,209
Compass Group PLC	4,207,660	105,797,099
HSBC Holdings PLC	13,980,204	95,178,214
Informa PLC	7,782,940	66,509,690

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
RELX PLC	5,345,157	$173,035,364
		632,896,801
United States | 9.7%
Accenture PLC, Class A	328,760	93,962,896
Aon PLC, Class A	559,507	176,406,962
BRP, Inc.	592,627	46,375,310
CyberArk Software Ltd. (*)	319,248	47,242,319
ICON PLC (*)	419,412	89,582,209
		453,569,696
Total Common Stocks (Cost $3,825,494,743)		4,616,134,953
Short-Term Investments | 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $37,116,346)	37,116,346	37,116,346
Total Investments | 100.0% (Cost $3,862,611,089)		$4,653,251,299
Liabilities in Excess of Cash and Other Assets | 0.0%		(10,962)
Net Assets | 100.0%		$4,653,240,337

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 99.0%
Australia | 1.0%
Brambles Ltd.	12,935	$116,440
Telstra Group Ltd.	28,137	79,483
Yancoal Australia Ltd.	27,249	105,947
		301,870
Belgium | 0.3%
Warehouses De Pauw CVA REIT	3,027	90,009
Bermuda | 0.3%
RenaissanceRe Holdings Ltd.	506	101,372
Canada | 5.3%
Atco Ltd., Class I	2,188	70,133
Barrick Gold Corp.	3,738	69,394
George Weston Ltd.	930	123,243
Hydro One Ltd.	11,630	331,130
Loblaw Cos. Ltd.	4,222	384,775
Metro, Inc.	6,776	372,718
Quebecor, Inc., Class B	6,267	154,925
Rogers Communications, Inc., Class B	1,430	66,278
		1,572,596
Denmark | 0.9%
Novo Nordisk AS, Class B	1,686	267,556
France | 1.9%
Cie Generale des Etablissements Michelin SCA	1,876	57,420
Hermes International	27	54,692
Orange SA	37,029	439,985
		552,097
Germany | 0.7%
Beiersdorf AG	1,163	151,300
Telefonica Deutschland Holding AG	19,652	60,473
		211,773
Hong Kong | 0.4%
Jardine Matheson Holdings Ltd.	1,300	63,328
Swire Pacific Ltd., Class A	9,000	69,311
		132,639
Israel | 0.8%
Bank Hapoalim BM	8,892	74,047
Bezeq The Israeli Telecommunication Corp. Ltd.	55,398	75,522
Elbit Systems Ltd.	461	78,316
		227,885
Description	Shares	Fair Value
Japan | 14.3%
ABC-Mart, Inc.	4,300	$237,334
Electric Power Development Co. Ltd.	10,100	162,441
FUJIFILM Holdings Corp.	1,500	76,198
Hachijuni Bank Ltd.	30,400	132,140
Hulic Co. Ltd.	8,500	69,842
Japan Post Bank Co. Ltd.	9,700	79,336
Japan Post Holdings Co. Ltd.	52,200	424,741
Japan Real Estate Investment Corp. REIT	23	91,658
Japan Tobacco, Inc.	15,900	335,596
Kansai Electric Power Co., Inc.	7,400	72,088
Kao Corp.	800	31,237
KDDI Corp.	8,700	268,669
Lawson, Inc.	3,800	160,774
McDonald’s Holdings Co. Japan Ltd.	2,300	95,643
Nihon Kohden Corp.	6,500	176,151
Nippon Building Fund, Inc. REIT	26	108,109
Nippon Telegraph & Telephone Corp.	8,300	247,900
Osaka Gas Co. Ltd.	16,900	277,875
Rengo Co. Ltd.	10,300	66,792
Sankyo Co. Ltd.	7,000	292,236
Sega Sammy Holdings, Inc.	4,400	83,541
Softbank Corp.	6,100	70,366
Sumitomo Mitsui Financial Group, Inc.	2,200	88,214
Tokyo Gas Co. Ltd.	22,000	414,270
Yamazaki Baking Co. Ltd.	10,700	129,335
		4,192,486
Netherlands | 1.6%
Koninklijke Ahold Delhaize NV	2,584	88,387
Koninklijke KPN NV	19,486	68,822
Shell PLC	2,098	60,078
Wolters Kluwer NV	2,001	252,504
		469,791
New Zealand | 0.6%
Spark New Zealand Ltd.	54,039	171,379
Norway | 0.5%
Orkla ASA	20,469	145,400
Portugal | 0.3%
Jeronimo Martins SGPS SA	3,202	75,090
Singapore | 1.0%
Jardine Cycle & Carriage Ltd.	6,600	155,909
Sembcorp Industries Ltd.	19,300	63,686
Singapore Telecommunications Ltd.	33,300	61,706
		281,301

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Spain | 1.0%
CaixaBank SA	16,703	$65,027
Corporacion Financiera Alba SA	442	22,057
Iberdrola SA	10,975	136,708
Industria de Diseno Textil SA	1,975	66,326
		290,118
Switzerland | 1.3%
Novartis AG	847	77,759
Swisscom AG	480	306,270
		384,029
United Kingdom | 2.5%
HSBC Holdings PLC	17,846	121,497
National Grid PLC	9,475	128,610
Serco Group PLC	23,274	44,107
Standard Chartered PLC	6,804	51,770
Unilever PLC	7,687	398,247
		744,231
United States | 64.3%
Abbott Laboratories	3,924	397,344
Activision Blizzard, Inc.	2,167	185,474
Allison Transmission Holdings, Inc.	2,357	106,631
Altria Group, Inc.	2,811	125,427
Amdocs Ltd.	4,676	449,036
Ameren Corp.	2,212	191,095
American Electric Power Co., Inc.	2,228	202,726
AmerisourceBergen Corp.	1,391	222,713
AMN Healthcare Services, Inc. (*)	916	75,991
Aon PLC, Class A	715	225,432
AptarGroup, Inc.	1,403	165,821
Automatic Data Processing, Inc.	463	103,078
AutoZone, Inc. (*)	42	103,242
Becton Dickinson & Co.	291	72,034
Biogen, Inc. (*)	235	65,337
BJ’s Wholesale Club Holdings, Inc. (*)	1,014	77,135
Booz Allen Hamilton Holding Corp.	695	64,420
Bristol-Myers Squibb Co.	5,167	358,125
Broadcom, Inc.	132	84,683
Cadence Design Systems, Inc. (*)	607	127,525
Cal-Maine Foods, Inc.	3,426	208,609
Campbell Soup Co.	2,718	149,436
Cardinal Health, Inc.	1,731	130,690
Charles Schwab Corp.	1,301	68,146
Charter Communications, Inc., Class A (*)	304	108,713
Chubb Ltd.	540	104,857
Cigna Group	384	98,124
Description	Shares	Fair Value
Cirrus Logic, Inc. (*)	937	$102,489
Cisco Systems, Inc.	4,277	223,580
CME Group, Inc.	305	58,414
Colgate-Palmolive Co.	4,965	373,120
Consolidated Edison, Inc.	1,831	175,172
Copart, Inc. (*)	1,184	89,049
Coterra Energy, Inc.	2,757	67,657
CSL Ltd.	895	172,689
CTS Corp.	1,495	73,943
CVS Health Corp.	2,197	163,259
Danaher Corp.	240	60,490
Deckers Outdoor Corp. (*)	177	79,570
Deere & Co.	168	69,364
Electronic Arts, Inc.	775	93,349
Elevance Health, Inc.	135	62,074
Eli Lilly & Co.	672	230,778
Equinix, Inc. REIT	423	305,000
Everest Re Group Ltd.	528	189,035
FirstEnergy Corp.	1,441	57,726
Fiserv, Inc. (*)	1,081	122,185
Flowers Foods, Inc.	2,296	62,933
General Mills, Inc.	2,786	238,092
Gilead Sciences, Inc.	5,708	473,593
Graco, Inc.	3,573	260,865
Grand Canyon Education, Inc. (*)	915	104,218
Graphic Packaging Holding Co.	2,978	75,909
GSK PLC	4,901	87,411
H&R Block, Inc.	2,931	103,318
Haemonetics Corp. (*)	895	74,061
Haleon PLC	6,369	25,409
Henry Schein, Inc. (*)	1,258	102,577
Hershey Co.	1,837	467,351
Hologic, Inc. (*)	917	74,002
Huntington Ingalls Industries, Inc.	335	69,352
Incyte Corp. (*)	885	63,959
Ingles Markets, Inc., Class A	749	66,436
Jack Henry & Associates, Inc.	390	58,781
Johnson & Johnson	2,543	394,165
Kellogg Co.	3,432	229,807
Keysight Technologies, Inc. (*)	391	63,139
Kimberly-Clark Corp.	3,413	458,093
Kroger Co.	2,630	129,843
Lockheed Martin Corp.	157	74,219
MasterCard, Inc., Class A	305	110,840
McDonald’s Corp.	992	277,373
McGrath RentCorp	698	65,130
McKesson Corp.	300	106,815

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Merck & Co., Inc.	4,143	$440,774
Molina Healthcare, Inc. (*)	429	114,753
National Fuel Gas Co.	3,703	213,811
Neurocrine Biosciences, Inc. (*)	965	97,677
Northrop Grumman Corp.	173	79,878
NVR, Inc. (*)	14	78,011
O’Reilly Automotive, Inc. (*)	235	199,510
PACCAR, Inc.	1,138	83,302
Palo Alto Networks, Inc. (*)	367	73,305
Paychex, Inc.	1,553	177,958
PepsiCo, Inc.	2,090	381,007
Pfizer, Inc.	3,276	133,661
Philip Morris International, Inc.	966	93,944
Pinnacle West Capital Corp.	1,123	88,987
PNM Resources, Inc.	2,403	116,978
Portland General Electric Co.	1,501	73,384
Premier, Inc., Class A	2,031	65,743
Procter & Gamble Co.	3,151	468,522
Public Storage REIT	974	294,284
Qualys, Inc. (*)	597	77,622
Regeneron Pharmaceuticals, Inc. (*)	209	171,729
Republic Services, Inc.	2,840	384,025
Roche Holding AG	571	163,413
SBA Communications Corp. REIT	1,003	261,853
Stride, Inc. (*)	1,638	64,292
Synopsys, Inc. (*)	258	99,652
Tetra Tech, Inc.	743	109,154
Texas Roadhouse, Inc.	898	97,038
Thermo Fisher Scientific, Inc.	236	136,023
TJX Cos., Inc.	1,921	150,530
Toro Co.	1,703	189,305
Tractor Supply Co.	320	75,213
Travelers Cos., Inc.	329	56,394
U-Haul Holding Co.	1,413	73,264
United Therapeutics Corp. (*)	365	81,745
UnitedHealth Group, Inc.	265	125,236
VeriSign, Inc. (*)	609	128,700
Verisk Analytics, Inc.	397	76,168
Verizon Communications, Inc.	3,657	142,221
Vertex Pharmaceuticals, Inc. (*)	707	222,754
Virtu Financial, Inc., Class A	4,716	89,132
Visa, Inc., Class A	924	208,325
Waste Management, Inc.	2,839	463,240
Westamerica BanCorp	1,640	72,652
Western Union Co.	7,373	82,209
White Mountains Insurance Group Ltd.	119	163,921
Description	Shares	Fair Value
Xcel Energy, Inc.	3,450	$232,668
Zoom Video Communications, Inc. Class A (*)	982	72,511
		18,904,956
Total Common Stocks (Cost $27,301,363)		29,116,578
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $183,488)	183,488	183,488
Total Investments | 99.6% (Cost $27,484,851)		$29,300,066
Cash and Other Assets in Excess of Liabilities | 0.4%		108,210
Net Assets | 100.0%		$29,408,276

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 96.9%
Capital Markets | 4.9%
S&P Global, Inc.	143,942	$49,626,883
Commercial Services & Supplies | 5.8%
Waste Management, Inc.	362,346	59,123,997
Construction Materials | 4.0%
Vulcan Materials Co.	237,277	40,707,242
Consumer Staples Distribution & Retail | 8.7%
Dollar Tree, Inc. (*)	283,590	40,709,345
Sysco Corp.	620,801	47,944,461
		88,653,806
Distributors | 4.8%
LKQ Corp.	857,314	48,661,143
Diversified REITs | 5.6%
Crown Castle, Inc.	424,423	56,804,774
Entertainment | 3.0%
Electronic Arts, Inc.	251,018	30,235,118
Financial Services | 8.6%
Fiserv, Inc. (*)	350,471	39,613,737
Visa, Inc., Class A	211,860	47,765,956
		87,379,693
Health Care Equipment & Supplies | 6.1%
Envista Holdings Corp. (*)	1,512,329	61,824,010
Health Care Providers & Services | 6.7%
Laboratory Corp. of America Holdings	296,041	67,917,726
Hotels, Restaurants & Leisure | 3.8%
Vail Resorts, Inc.	164,178	38,365,115
Interactive Media & Services | 9.0%
Alphabet, Inc., Class A (*)	888,269	92,140,143
IT Services | 5.1%
VeriSign, Inc. (*)	245,134	51,804,168
Machinery | 4.8%
Otis Worldwide Corp.	577,785	48,765,054
Professional Services | 4.7%
Verisk Analytics, Inc.	249,160	47,803,838
Semiconductors & Semiconductor Equipment | 11.3%
Analog Devices, Inc.	329,210	64,926,796
Skyworks Solutions, Inc.	420,292	49,586,050
		114,512,846
Total Common Stocks (Cost $716,970,285)		984,325,556
Description	Shares	Fair Value
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $28,509,298)	28,509,298	$28,509,298
Total Investments | 99.7% (Cost $745,479,583)		$1,012,834,854
Cash and Other Assets in Excess of Liabilities | 0.3%		2,895,734
Net Assets | 100.0%		$1,015,730,588

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 94.9%
Automobile Components | 1.0%
Aptiv PLC (*)	7,786	$873,511
Banks | 4.0%
Bank of America Corp.	121,734	3,481,592
Broadline Retail | 4.5%
Amazon.com, Inc. (*)	37,870	3,911,592
Capital Markets | 6.4%
Goldman Sachs Group, Inc.	6,705	2,193,273
Intercontinental Exchange, Inc.	32,738	3,414,246
		5,607,519
Commercial Services & Supplies | 3.0%
Waste Management, Inc.	16,104	2,627,690
Communications Equipment | 1.7%
Cisco Systems, Inc.	28,137	1,470,862
Consumer Finance | 4.4%
American Express Co.	23,359	3,853,067
Consumer Staples Distribution & Retail | 3.0%
Sysco Corp.	33,977	2,624,044
Diversified REITs | 2.4%
Prologis, Inc.	16,989	2,119,717
Financial Services | 4.5%
Visa, Inc., Class A	17,430	3,929,768
Ground Transportation | 3.4%
Norfolk Southern Corp.	13,980	2,963,760
Health Care Equipment & Supplies | 2.0%
Medtronic PLC	21,943	1,769,045
Health Care Providers & Services | 3.5%
UnitedHealth Group, Inc.	6,413	3,030,720
Hotels, Restaurants & Leisure | 4.4%
McDonald’s Corp.	13,626	3,809,966
Industrial Conglomerates | 3.6%
Honeywell International, Inc.	16,458	3,145,453
Insurance | 4.1%
Marsh & McLennan Cos., Inc.	21,413	3,566,335
Interactive Media & Services | 6.6%
Alphabet, Inc., Class A (*)	55,213	5,727,244
Life Sciences Tools & Services | 6.7%
Danaher Corp.	15,515	3,910,400
IQVIA Holdings, Inc. (*)	9,556	1,900,593
		5,810,993
Description	Shares	Fair Value
Personal Care Products | 1.5%
Estee Lauder Cos., Inc., Class A	5,236	$1,290,465
Pharmaceuticals | 4.7%
Johnson & Johnson	26,368	4,087,040
Semiconductors & Semiconductor Equipment | 7.0%
Analog Devices, Inc.	21,413	4,223,072
Applied Materials, Inc.	15,042	1,847,609
		6,070,681
Software | 10.2%
Microsoft Corp.	23,890	6,887,487
Salesforce, Inc.. (*)	10,076	2,012,983
		8,900,470
Textiles, Apparel & Luxury Goods | 2.3%
NIKE, Inc., Class B	16,458	2,018,409
Total Common Stocks (Cost $65,493,699)		82,689,943
Short-Term Investments | 4.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $3,584,978)	3,584,978	3,584,978
Total Investments | 99.0% (Cost $69,078,677)		$86,274,921
Cash and Other Assets in Excess of Liabilities | 1.0%		869,118
Net Assets | 100.0%		$87,144,039

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.1%
Aerospace & Defense | 2.5%
Curtiss-Wright Corp.	3,361	$592,410
HEICO Corp.	2,783	476,004
		1,068,414
Automobile Components | 1.0%
Gentherm, Inc. (*)	6,849	413,817
Banks | 5.2%
Commerce Bancshares, Inc.	11,902	694,482
Home BancShares, Inc.	35,603	772,941
Wintrust Financial Corp.	9,726	709,512
		2,176,935
Biotechnology | 2.8%
Halozyme Therapeutics, Inc. (*)	14,561	556,084
United Therapeutics Corp. (*)	2,855	639,406
		1,195,490
Building Products | 2.9%
Armstrong World Industries, Inc.	9,441	672,577
Carlisle Cos., Inc.	2,491	563,140
		1,235,717
Capital Markets | 1.4%
Morningstar, Inc.	2,860	580,666
Chemicals | 3.0%
Ashland, Inc.	5,905	606,502
Ingevity Corp. (*)	9,088	649,974
		1,256,476
Communications Equipment | 2.7%
Ciena Corp. (*)	11,115	583,760
F5, Inc. (*)	3,889	566,588
		1,150,348
Construction Materials | 0.7%
Eagle Materials, Inc.	2,165	317,714
Consumer Staples Distribution & Retail | 1.3%
US Foods Holding Corp. (*)	14,330	529,350
Containers & Packaging | 3.1%
Avery Dennison Corp.	3,121	558,441
Graphic Packaging Holding Co.	29,921	762,686
		1,321,127
Diversified REITs | 5.9%
Alexandria Real Estate Equities, Inc.	5,227	656,459
Brixmor Property Group, Inc.	23,633	508,582
Camden Property Trust	5,750	602,830
Description	Shares	Fair Value
Kilroy Realty Corp. REIT	9,010	$291,924
Summit Hotel Properties, Inc.	64,777	453,439
		2,513,234
Electrical Equipment | 3.8%
Array Technologies, Inc. (*)	17,689	387,035
Atkore, Inc. (*)	4,408	619,236
EnerSys	6,979	606,336
		1,612,607
Electronic Equipment, Instruments & Components | 2.6%
Cognex Corp.	12,239	606,442
Littelfuse, Inc.	1,861	498,916
		1,105,358
Energy Equipment & Services | 2.4%
Cactus, Inc., Class A	10,712	441,656
Liberty Energy, Inc.	45,927	588,325
		1,029,981
Entertainment | 1.9%
Take-Two Interactive Software, Inc. (*)	6,781	808,973
Financial Services | 1.3%
Voya Financial, Inc.	7,696	549,956
Food Products | 2.5%
Hostess Brands, Inc. (*)	23,875	594,010
Utz Brands, Inc.	27,552	453,781
		1,047,791
Gas Utilities | 2.2%
New Jersey Resources Corp.	17,639	938,395
Health Care Equipment & Supplies | 2.9%
Envista Holdings Corp. (*)	14,020	573,138
QuidelOrtho Corp. (*)	7,450	663,720
		1,236,858
Health Care Providers & Services | 1.5%
Henry Schein, Inc. (*)	8,011	653,217
Health Care Technology | 0.7%
Certara, Inc. (*)	11,965	288,476
Hotels, Restaurants & Leisure | 2.3%
Brinker International, Inc. (*)	12,653	480,814
Wyndham Hotels & Resorts, Inc.	7,134	484,042
		964,856
Household Durables | 1.3%
Helen of Troy Ltd. (*)	5,722	544,563
Insurance | 4.1%
Brown & Brown, Inc.	13,746	789,295
Globe Life, Inc.	1,898	208,818

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Reinsurance Group of America, Inc.	5,591	$742,261
		1,740,374
Interactive Media & Services | 3.0%
Cars.com, Inc. (*)	31,338	604,824
Ziff Davis, Inc. (*)	5,966	465,646
ZoomInfo Technologies, Inc. (*)	8,783	217,028
		1,287,498
IT Services | 1.3%
Amdocs Ltd.	5,673	544,778
Leisure Products | 1.0%
Brunswick Corp.	4,981	408,442
Life Sciences Tools & Services | 4.7%
AbCellera Biologics, Inc. (*)	55,467	418,221
Charles River Laboratories International, Inc. (*)	1,491	300,914
ICON PLC (*)	2,414	515,606
Stevanato Group SpA	28,398	735,508
		1,970,249
Machinery | 4.5%
Columbus McKinnon Corp.	16,713	621,055
Gates Industrial Corp. PLC (*)	29,875	414,964
Middleby Corp. (*)	5,781	847,552
		1,883,571
Oil, Gas & Consumable Fuels | 2.4%
Antero Resources Corp. (*)	18,973	438,086
Magnolia Oil & Gas Corp., Class A	25,626	560,697
		998,783
Passenger Airlines | 1.1%
Alaska Air Group, Inc. (*)	10,870	456,105
Pharmaceuticals | 0.9%
Catalent, Inc. (*)	5,710	375,204
Professional Services | 3.6%
Jacobs Solutions, Inc.	3,885	456,527
Leidos Holdings, Inc.	7,688	707,757
Sterling Check Corp. (*)	30,820	343,643
		1,507,927
Semiconductors & Semiconductor Equipment | 0.8%
MKS Instruments, Inc.	3,587	317,880
Software | 6.5%
CyberArk Software Ltd. (*)	4,119	609,530
Dolby Laboratories, Inc., Class A	6,718	573,851
Dynatrace, Inc. (*)	5,172	218,776
N-Able, Inc. (*)	34,230	451,836
Description	Shares	Fair Value
PTC, Inc. (*)	3,899	$499,969
Tyler Technologies, Inc. (*)	1,138	403,580
		2,757,542
Specialty Retail | 2.7%
Five Below, Inc. (*)	2,680	552,000
Leslie’s, Inc. (*)	34,303	377,676
Warby Parker, Inc., Class A (*)	18,804	199,134
		1,128,810
Textiles, Apparel & Luxury Goods | 1.6%
Tapestry, Inc.	15,668	675,448
Total Common Stocks (Cost $33,090,741)		40,592,930
Total Investments | 96.1% (Cost $33,090,741)		$40,592,930
Cash and Other Assets in Excess of Liabilities | 3.9%		1,628,651
Net Assets | 100.0%		$42,221,581

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 95.9%
Automobile Components | 1.0%
Aptiv PLC (*)	1,405	$157,627
Banks | 5.7%
Commerce Bancshares, Inc.	7,552	440,659
PNC Financial Services Group, Inc.	3,454	439,004
		879,663
Building Products | 0.5%
AZEK Co., Inc. (*)	3,044	71,656
Capital Markets | 3.8%
Charles Schwab Corp.	4,039	211,563
Intercontinental Exchange, Inc.	3,659	381,597
		593,160
Chemicals | 1.0%
Ecolab, Inc.	654	108,257
Livent Corp. (*)	1,738	37,749
		146,006
Commercial Services & Supplies | 3.2%
MSA Safety, Inc.	849	113,342
Waste Management, Inc.	2,283	372,517
		485,859
Communications Equipment | 2.0%
Cisco Systems, Inc.	6,030	315,218
Consumer Finance | 1.1%
American Express Co.	995	164,125
Consumer Staples Distribution & Retail | 1.8%
Sysco Corp.	3,512	271,232
Containers & Packaging | 2.8%
Avery Dennison Corp.	1,112	198,970
Ball Corp.	4,273	235,485
		434,455
Diversified REITs | 2.6%
Prologis, Inc.	3,249	405,378
Electrical Equipment | 2.4%
Rockwell Automation, Inc.	1,259	369,453
Electronic Equipment, Instruments & Components | 2.0%
Amphenol Corp., Class A	1,898	155,105
Cognex Corp.	3,015	149,393
		304,498
Entertainment | 1.1%
Walt Disney Co. (*)	1,756	175,828
Description	Shares	Fair Value
Financial Services | 3.7%
Visa, Inc., Class A	2,547	$574,247
Ground Transportation | 2.2%
Norfolk Southern Corp.	1,610	341,320
Health Care Equipment & Supplies | 3.8%
Boston Scientific Corp. (*)	6,849	342,655
Medtronic PLC	1,873	151,001
Omnicell, Inc. (*)	1,434	84,133
		577,789
Health Care Providers & Services | 6.5%
Humana, Inc.	527	255,837
Laboratory Corp. of America Holdings	907	208,084
UnitedHealth Group, Inc.	1,139	538,280
		1,002,201
Household Products | 2.7%
Procter & Gamble Co.	2,839	422,131
IT Services | 2.4%
Accenture PLC, Class A	1,317	376,412
Life Sciences Tools & Services | 8.0%
Agilent Technologies, Inc.	1,668	230,751
Danaher Corp.	1,727	435,273
IQVIA Holdings, Inc. (*)	1,171	232,900
Thermo Fisher Scientific, Inc.	585	337,177
		1,236,101
Machinery | 3.9%
Deere & Co.	732	302,228
Watts Water Technologies, Inc., Class A	820	138,022
Xylem, Inc.	1,522	159,354
		599,604
Personal Care Products | 1.6%
Estee Lauder Cos., Inc., Class A	1,024	252,375
Pharmaceuticals | 5.2%
Johnson & Johnson	2,927	453,685
Zoetis, Inc.	2,049	341,036
		794,721
Semiconductors & Semiconductor Equipment | 6.0%
Analog Devices, Inc.	2,781	548,469
Applied Materials, Inc.	1,727	212,127
ON Semiconductor Corp. (*)	1,990	163,817
		924,413
Software | 15.1%
Adobe, Inc. (*)	498	191,914
CyberArk Software Ltd. (*)	820	121,344

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Intuit, Inc.	556	$247,881
Microsoft Corp.	4,713	1,358,758
Salesforce, Inc.. (*)	2,078	415,143
		2,335,040
Specialty Retail | 2.4%
Home Depot, Inc.	1,229	362,702
Textiles, Apparel & Luxury Goods | 1.4%
NIKE, Inc., Class B	1,756	215,356
Total Common Stocks (Cost $12,547,063)		14,788,570
Short-Term Investments | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $721,481)	721,481	721,481
Total Investments | 100.6% (Cost $13,268,544)		$15,510,051
Liabilities in Excess of Cash and Other Assets | (0.6)%		(85,851)
Net Assets | 100.0%		$15,424,200

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio
Common Stocks | 99.0%
Aerospace & Defense | 0.5%
AerSale Corp. (*)	3,728	$64,196
V2X, Inc. (*)	1,633	64,863
		129,059
Air Freight & Logistics | 0.3%
Radiant Logistics, Inc. (*)	12,245	80,327
Automobile Components | 1.5%
Autoliv, Inc.	359	33,516
BorgWarner, Inc.	710	34,868
Dorman Products, Inc. (*)	668	57,622
Fox Factory Holding Corp. (*)	473	57,408
LCI Industries	362	39,773
Modine Manufacturing Co. (*)	1,201	27,683
Patrick Industries, Inc.	1,019	70,117
Visteon Corp. (*)	365	57,243
		378,230
Automobiles | 0.0%
Thor Industries, Inc.	72	5,734
Banks | 2.4%
Amalgamated Financial Corp.	2,345	41,483
Berkshire Hills Bancorp, Inc.	1,627	40,773
Bridgewater Bancshares, Inc. (*)	3,223	34,937
Citizens Financial Services, Inc.	132	11,029
City Holding Co.	716	65,070
Coastal Financial Corp. (*)	1,244	44,796
East West Bancorp, Inc.	729	40,459
First Bancorp, Inc.	400	10,356
Five Star Bancorp	1,411	30,111
Hancock Whitney Corp.	910	33,124
Midland States Bancorp, Inc.	1,864	39,927
Orange County Bancorp, Inc.	180	7,920
Peapack-Gladstone Financial Corp.	1,366	40,461
Red River Bancshares, Inc.	323	15,540
South Plains Financial, Inc.	1,051	22,502
Southern States Bancshares, Inc.	445	10,035
Timberland Bancorp, Inc.	799	21,589
TrustCo Bank Corp.	1,402	44,780
Westamerica BanCorp	878	38,895
Zions Bancorp NA	1,051	31,456
		625,243
Beverages | 0.8%
Coca-Cola Consolidated, Inc.	96	51,368
National Beverage Corp. (*)	971	51,191
Description	Shares	Fair Value
Primo Water Corp.	6,397	$98,194
		200,753
Biotechnology | 5.1%
ADMA Biologics, Inc. (*)	37,858	125,310
Agenus, Inc. (*)	28,390	43,153
Amicus Therapeutics, Inc. (*)	4,766	52,855
Arcturus Therapeutics Holdings, Inc. (*)	3,520	84,374
Avid Bioservices, Inc. (*)	3,169	59,450
Biohaven Ltd. (*)	224	3,060
Catalyst Pharmaceuticals, Inc. (*)	14,607	242,184
Deciphera Pharmaceuticals, Inc. (*)	3,791	58,571
Denali Therapeutics, Inc. (*)	2,544	58,614
Eagle Pharmaceuticals, Inc. (*)	1,916	54,357
Exelixis, Inc. (*)	1,808	35,093
Halozyme Therapeutics, Inc. (*)	1,441	55,032
iTeos Therapeutics, Inc. (*)	2,835	38,584
Neurocrine Biosciences, Inc. (*)	444	44,942
REGENXBIO, Inc. (*)	3,654	69,097
United Therapeutics Corp. (*)	430	96,303
Vanda Pharmaceuticals, Inc. (*)	16	109
Veracyte, Inc. (*)	1,165	25,979
Vericel Corp. (*)	2,137	62,657
XOMA Corp. (*)	1,272	26,852
Zymeworks, Inc. (*)	8,992	81,288
		1,317,864
Building Products | 3.2%
A O Smith Corp.	680	47,022
American Woodmark Corp. (*)	270	14,059
Builders FirstSource, Inc. (*)	1,663	147,641
Gibraltar Industries, Inc. (*)	1,250	60,625
Insteel Industries, Inc.	2,930	81,513
Owens Corning	1,014	97,141
Quanex Building Products Corp.	157	3,380
Resideo Technologies, Inc. (*)	3,287	60,086
Simpson Manufacturing Co., Inc.	548	60,083
Tecnoglass, Inc.	3,782	158,693
UFP Industries, Inc.	1,152	91,549
		821,792
Capital Markets | 0.9%
Affiliated Managers Group, Inc.	340	48,423
Carlyle Secured Lending, Inc.	4,147	56,482
Donnelley Financial Solutions, Inc. (*)	2,313	94,509
WhiteHorse Finance, Inc.	3,499	43,808
		243,222

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Chemicals | 2.4%
AdvanSix, Inc.	2,970	$113,662
CF Industries Holdings, Inc.	1,280	92,787
Diversey Holdings Ltd. (*)	7,221	58,418
Ecovyst, Inc. (*)	5,999	66,289
FutureFuel Corp.	11,971	88,346
Olin Corp.	2,525	140,137
Valvoline, Inc.	1,783	62,298
		621,937
Commercial Services & Supplies | 3.5%
Brady Corp.,Class A	1,103	59,264
Civeo Corp. (*)	3,279	67,711
Clean Harbors, Inc. N Ap (*)	436	62,156
Ennis, Inc.	5,988	126,287
Healthcare Services Group, Inc.	4,617	64,038
Heritage-Crystal Clean, Inc. (*)	4,017	143,045
Kimball International, Inc. Class B	12,290	152,396
MillerKnoll, Inc.	1,408	28,794
SP Plus Corp. (*)	3,151	108,048
Steelcase, Inc.,Class A	13,073	110,075
		921,814
Communications Equipment | 1.9%
Ciena Corp. (*)	1,205	63,287
CommScope Holding Co., Inc. (*)	3,695	23,537
Comtech Telecommunications Corp. N Ap	2,130	26,582
Digi International, Inc. (*)	4,215	141,961
Extreme Networks, Inc. (*)	3,487	66,671
Harmonic, Inc. N Ap (*)	2,223	32,434
Infinera Corp. (*)	4,065	31,544
Ituran Location & Control Ltd.	2,793	60,832
Silicom Ltd. (*)	1,221	45,763
		492,611
Construction & Engineering | 0.7%
API Group Corp. (*)	3,127	70,295
Bowman Consulting Group Ltd. (*)	1,361	39,074
IES Holdings, Inc. (*)	1,657	71,400
		180,769
Construction Materials | 0.7%
Eagle Materials, Inc.	884	129,727
United States Lime & Minerals, Inc.	333	50,846
		180,573
Consumer Finance | 0.3%
PROG Holdings, Inc. (*)	3,515	83,622
Description	Shares	Fair Value
Consumer Staples Distribution & Retail | 1.2%
BJ’s Wholesale Club Holdings, Inc. (*)	1,068	$81,243
Casey’s General Stores, Inc.	151	32,685
Ingles Markets, Inc., Class A	1,645	145,912
Sprouts Farmers Market, Inc. (*)	1,775	62,178
		322,018
Containers & Packaging | 1.4%
Greif, Inc.,Class A	1,856	117,615
Myers Industries, Inc.	2,900	62,147
O-I Glass, Inc. (*)	2,276	51,688
Pactiv Evergreen, Inc.	6,903	55,224
Silgan Holdings, Inc.	1,158	62,150
Westrock Co.	400	12,188
		361,012
Diversified Consumer Services | 1.0%
Grand Canyon Education, Inc. (*)	529	60,253
Laureate Education, Inc.	5,088	59,835
Perdoceo Education Corp. (*)	2,237	30,043
Stride, Inc. (*)	2,246	88,155
Vitru Ltd. (*)	1,321	30,066
		268,352
Diversified REITs | 4.2%
American Assets Trust, Inc.	1,196	22,234
Americold Realty Trust, Inc.	1,744	49,617
Brixmor Property Group, Inc.	1,973	42,459
CareTrust REIT, Inc.	2,698	52,827
Corporate Office Properties Trust	2,009	47,633
EastGroup Properties, Inc.	206	34,056
Federal Realty Investment Trust	504	49,810
First Industrial Realty Trust, Inc. REIT	1,049	55,807
Global Medical REIT, Inc.	2,926	26,656
Healthcare Realty Trust, Inc.	1,141	22,056
Indus Realty Trust, Inc. REIT	952	63,108
Kimco Realty Corp.	1,961	38,298
Kite Realty Group Trust	2,518	52,677
Life Storage, Inc.	510	66,856
Phillips Edison & Co., Inc.	1,633	53,268
Physicians Realty Trust	3,617	54,002
Postal Realty Trust, Inc., Class A	3,196	48,643
Rayonier, Inc.	1,552	51,619
Retail Opportunity Investments Corp. REIT	3,528	49,251
Spirit Realty Capital, Inc. REIT	1,296	51,633
STAG Industrial, Inc., REIT	1,573	53,199
Sunstone Hotel Investors, Inc. REIT	4,981	49,212

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Terreno Realty Corp.	910	$58,786
		1,093,707
Diversified Telecommunication Services | 0.8%
Bandwidth, Inc., Class A (*)	1,549	23,545
EchoStar Corp., Class A (*)	4,574	83,658
IDT Corp.,Class B (*)	2,158	73,545
Liberty Latin America Ltd. Class C (*)	3,213	26,539
		207,287
Electrical Equipment | 1.9%
Acuity Brands, Inc.	523	95,568
Atkore, Inc. (*)	1,018	143,009
LSI Industries, Inc.	1,695	23,611
Preformed Line Products Co.	1,214	155,440
Thermon Group Holdings, Inc. (*)	2,500	62,300
		479,928
Electronic Equipment, Instruments & Components | 4.6%
Arrow Electronics, Inc. (*)	683	85,286
Avnet, Inc.	1,795	81,134
Bel Fuse, Inc. Class B	867	32,582
Celestica, Inc. (*)	4,701	60,643
Cognex Corp.	1,312	65,010
CTS Corp.	1,848	91,402
Evolv Technologies Holdings, Inc. (*)	19,105	59,608
Flex Ltd. (*)	4,425	101,819
Itron, Inc. N Ap (*)	1,084	60,108
Jabil, Inc.	1,094	96,447
Kimball Electronics, Inc. (*)	3,442	82,952
Plexus Corp. 729132100 (*)	538	52,493
Sanmina Corp. (*)	1,389	84,715
ScanSource, Inc. (*)	2,542	77,378
TD SYNNEX Corp.	298	28,843
Tingo Group, Inc. (*)	18,521	19,447
TTM Technologies, Inc. (*)	4,832	65,184
Vishay Intertechnology, Inc.	2,872	64,965
		1,210,016
Energy Equipment & Services | 0.1%
North American Construction Group Ltd.	1,651	27,572
Entertainment | 1.1%
Liberty Media Corp-Liberty Braves ,Class C (*)	2,330	78,498
Lions Gate Entertainment Corp., Class A (*)	6,154	68,125
Sciplay Corp.,Class A (*)	4,407	74,743
World Wrestling Entertainment, Inc., Class A	702	64,064
		285,430
Description	Shares	Fair Value
Financial Services | 2.2%
AvidXchange Holdings, Inc. (*)	3,133	$24,437
Cass Information Systems, Inc.	1,237	53,574
I3 Verticals, Inc., Class A (*)	3,607	88,480
International Money Express, Inc. (*)	3,966	102,244
Jackson Financial, Inc., Class A	1,734	64,869
NMI Holdings, Inc., Class A (*)	4,003	89,387
Remitly Global, Inc. (*)	4,406	74,682
WEX, Inc. (*)	464	85,325
		582,998
Food Products | 1.8%
Darling Ingredients, Inc. (*)	971	56,706
Dole PLC	5,559	65,263
Flowers Foods, Inc.	2,208	60,521
Ingredion, Inc.	576	58,596
John B Sanfilippo & Son, Inc.	728	70,558
Pilgrim’s Pride Corp. (*)	2,064	47,844
Seaboard Corp.	5	18,850
Seneca Foods Corp.,Class A (*)	1,607	83,998
		462,336
Ground Transportation | 0.9%
ArcBest Corp.	200	18,484
Heartland Express, Inc.	3,775	60,098
Ryder System, Inc.	977	87,187
Saia, Inc. (*)	262	71,285
		237,054
Health Care Equipment & Supplies | 4.5%
AngioDynamics, Inc. (*)	1,912	19,770
Artivion, Inc. (*)	1,100	14,410
Avanos Medical, Inc. (*)	3,285	97,696
Cerus Corp. (*)	7,395	21,963
Haemonetics Corp. (*)	1,265	104,679
Inmode Ltd. (*)	2,691	86,004
iRadimed Corp.	2,798	110,101
Lantheus Holdings, Inc. (*)	1,329	109,722
Masimo Corp. (*)	388	71,601
Novocure Ltd. (*)	904	54,367
Penumbra, Inc. (*)	230	64,099
Shockwave Medical, Inc. (*)	518	112,318
STAAR Surgical Co. (*)	1,596	102,064
UFP Technologies, Inc. (*)	521	67,647
Utah Medical Products, Inc.	887	84,061
ViewRay, Inc. (*)	17,797	61,578
		1,182,080
Health Care Providers & Services | 1.4%
Cross Country Healthcare, Inc. (*)	4,314	96,288

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Innovage Holding Corp. (*)	8,466	$67,559
ModivCare, Inc. (*)	601	50,532
Pennant Group, Inc. (*)	6,911	98,689
Premier, Inc., Class A	1,867	60,435
		373,503
Health Care Technology | 1.0%
Computer Programs & Systems, Inc. (*)	1,438	43,428
HealthStream, Inc. (*)	2,062	55,880
NextGen Healthcare, Inc. (*)	3,479	60,569
Phreesia, Inc. (*)	1,623	52,407
Simulations Plus, Inc.	750	32,955
		245,239
Hotels, Restaurants & Leisure | 0.9%
Dine Brands Global, Inc.	420	28,409
Hilton Grand Vacations, Inc. (*)	1,416	62,913
PlayAGS, Inc. (*)	12,837	91,784
RCI Hospitality Holdings, Inc.	771	60,269
		243,375
Household Durables | 2.4%
KB Home	2,920	117,325
M/I Homes, Inc. (*)	1,541	97,222
Meritage Homes Corp.	801	93,525
Skyline Champion Corp. (*)	978	73,575
Sonos, Inc. (*)	3,826	75,066
Taylor Morrison Home Corp. (*)	2,368	90,600
Tri Pointe Homes, Inc. (*)	3,399	86,063
		633,376
Household Products | 0.1%
Oil-Dri Corp. of America	571	23,759
Independent Power & Renewable Electricity Producers | 0.2%
Montauk Renewables, Inc. (*)	6,051	47,621
Insurance | 0.4%
Primerica, Inc.	317	54,600
Unum Group	1,286	50,874
		105,474
Interactive Media & Services | 0.6%
Cargurus, Inc. (*)	2,294	42,852
MediaAlpha, Inc., Class A (*)	3,635	54,452
Yelp, Inc. (*)	2,230	68,461
		165,765
IT Services | 1.0%
DigitalOcean Holdings, Inc. (*)	1,026	40,189
Description	Shares	Fair Value
Kyndryl Holdings, Inc. (*)	2,936	$43,335
Okta, Inc. (*)	921	79,427
Perficient, Inc. (*)	425	30,681
Unisys Corp. (*)	18,639	72,319
		265,951
Leisure Products | 1.9%
BRP, Inc.	778	60,840
Brunswick Corp.	1,042	85,444
Malibu Boats, Inc. ,Class A (*)	1,319	74,457
Marine Products Corp.	3,272	43,158
MasterCraft Boat Holdings, Inc. (*)	3,464	105,409
Polaris, Inc.	519	57,417
Topgolf Callaway Brands Corp. (*)	3,242	70,092
		496,817
Life Sciences Tools & Services | 1.5%
10X Genomics, Inc.,Class A (*)	1,262	70,407
Charles River Laboratories International, Inc. (*)	297	59,941
Maravai LifeSciences Holdings, Inc., Class A (*)	3,994	55,956
Medpace Holdings, Inc. (*)	784	147,431
Syneos Health, Inc. (*)	1,594	56,778
		390,513
Machinery | 3.5%
AGCO Corp.	565	76,388
Allison Transmission Holdings, Inc.	2,701	122,193
CIRCOR International, Inc. (*)	3,187	99,180
Franklin Electric Co., Inc.	632	59,471
Gates Industrial Corp. PLC (*)	3,284	45,615
Mueller Industries, Inc.	1,590	116,833
Pentair PLC	1,815	100,315
REV Group, Inc.	4,499	53,943
Shyft Group, Inc.	2,391	54,395
Tennant Co.	846	57,976
Titan International, Inc. (*)	5,385	56,435
Toro Co.	659	73,255
		915,999
Marine Transportation | 1.0%
Danaos Corp.	1,792	97,879
Eagle Bulk Shipping, Inc.	14	637
Eneti, Inc.	6,349	59,363
Grindrod Shipping Holdings Ltd.	4,268	44,899
Matson, Inc.	1,125	67,129
		269,907

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
Media | 2.2%
Boston Omaha Corp.,Class A (*)	4,304	$101,876
Emerald Holding, Inc. (*)	3,855	14,341
Gambling.com Group Ltd. (*)	4,337	42,980
Gannett Co., Inc. (*)	11,428	21,370
Gray Television, Inc.	5,611	48,928
Integral Ad Science Holding Corp. (*)	6,772	96,636
John Wiley & Sons, Inc. Class A	796	30,861
Nexstar Media Group, Inc.	319	55,079
Perion Network Ltd. (*)	1,402	55,491
Stagwell, Inc. (*)	3,771	27,981
TEGNA, Inc.	4,784	80,897
		576,440
Mortgage Real Estate Investment Trusts (REITs) | 0.8%
Annaly Capital Management, Inc.	2,736	52,285
Ladder Capital Corp.	5,288	49,972
Rithm Capital Corp.	6,559	52,472
Two Harbors Investment Corp.	3,245	47,734
		202,463
Oil, Gas & Consumable Fuels | 1.3%
Enerplus Corp.	5,665	81,633
Permian Basin Royalty Trust	3,283	80,105
Sabine Royalty Trust	582	41,794
San Juan Basin Royalty Trust	9,569	100,666
World Fuel Services Corp.	886	22,637
		326,835
Paper & Forest Products | 0.1%
Mercer International, Inc.	2,808	27,448
Resolute Forest Products, Inc. (*),(¢)	10,077	0
		27,448
Personal Care Products | 0.1%
Herbalife Nutrition Ltd. (*)	347	5,587
Medifast, Inc.	266	27,576
		33,163
Pharmaceuticals | 0.4%
Amphastar Pharmaceuticals, Inc. (*)	1,518	56,925
Assertio Holdings, Inc. (*)	5,003	31,869
		88,794
Professional Services | 5.8%
ASGN, Inc. (*)	1,024	84,654
Barrett Business Services, Inc.	1,183	104,861
Clarivate PLC (*)	2,685	25,212
CRA International, Inc.	1,473	158,819
CSG Systems International, Inc.	1,523	81,785
Description	Shares	Fair Value
Exlservice Holdings, Inc. (*)	825	$133,510
Forrester Research, Inc. (*)	669	21,642
Franklin Covey Co. (*)	2,406	92,559
Genpact Ltd.	643	29,720
Heidrick & Struggles International, Inc.	2,786	84,583
HireQuest, Inc.	1,531	33,024
Huron Consulting Group, Inc. (*)	685	55,053
IBEX Holdings Ltd. (*)	1,412	34,453
Kforce, Inc.	1,965	124,267
Korn Ferry	1,488	76,989
Resources Connection, Inc.	5,787	98,726
Robert Half International, Inc.	1,123	90,480
TriNet Group, Inc. (*)	979	78,917
TrueBlue, Inc. (*)	3,819	67,978
Verra Mobility Corp. (*)	1,835	31,048
		1,508,280
Real Estate Management & Development | 1.0%
FirstService Corp.	384	54,140
FRP Holdings, Inc. (*)	595	34,439
Jones Lang LaSalle, Inc. (*)	145	21,096
RMR Group, Inc., Class A	1,463	38,389
Stratus Properties, Inc.	1,771	35,420
Zillow Group, Inc., Class A (*)	1,469	64,195
		247,679
Semiconductors & Semiconductor Equipment | 3.0%
Axcelis Technologies, Inc. (*)	1,911	254,641
Cirrus Logic, Inc. (*)	1,268	138,694
Diodes, Inc. (*)	582	53,986
Lattice Semiconductor Corp. (*)	910	86,905
MKS Instruments, Inc.	812	71,959
PDF Solutions, Inc. (*)	2,483	105,279
Photronics, Inc. (*)	3,372	55,908
Semtech Corp. (*)	590	14,243
		781,615
Software | 9.6%
A10 Networks, Inc.	3,261	50,513
Agilysys, Inc. (*)	759	62,625
Alarm.com Holdings, Inc. (*)	491	24,687
Alkami Technology, Inc. (*)	4,146	52,488
Altair Engineering, Inc., Class A Inc.(*)	941	67,855
American Software, Inc.,Class A	4,490	56,619
Blackline, Inc. (*)	858	57,615
Cellebrite DI Ltd. (*)	6,543	39,847
CommVault Systems, Inc. (*)	973	55,208
Descartes Systems Group, Inc. (*)	1,157	93,266
DocuSign, Inc. (*)	1,130	65,879

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (continued)
E2open Parent Holdings, Inc. (*)	4,437	$25,823
Elastic NV (*)	1,253	72,549
EngageSmart, Inc. (*)	2,932	56,441
EverCommerce, Inc. (*)	5,398	57,111
Five9, Inc. (*)	558	40,338
Gitlab, Inc.,Class A (*)	916	31,410
HashiCorp, Inc. Class A (*)	2,026	59,342
InterDigital, Inc.	851	62,038
Jamf Holding Corp. (*)	1,791	34,781
JFrog Ltd. (*)	1,347	26,536
Kaltura, Inc. (*)	4,429	8,504
Karooooo Ltd.	1,829	42,927
Magic Software Enterprises Ltd.	959	13,071
Monday.com Ltd. (*)	548	78,227
N-Able, Inc. (*)	5,912	78,038
nCino, Inc. (*)	1,129	27,977
New Relic, Inc. (*)	394	29,664
Open Text Corp.	1,043	40,208
PagerDuty, Inc. (*)	2,846	99,553
Procore Technologies, Inc. (*)	978	61,252
Progress Software Corp.	1,881	108,063
Qualtrics International, Inc. Class A (*)	3,780	67,397
Qualys, Inc. (*)	579	75,282
Samsara, Inc. Class A (*)	5,030	99,192
SEMrush Holdings, Inc.,Class A (*)	2,835	28,492
SentinelOne, Inc. Class A (*)	3,965	64,867
ShotSpotter, Inc. (*)	1,641	64,524
Sprinklr Inc., Class A (*)	4,866	63,063
Sprout Social, Inc.,Class A (*)	771	46,938
SPS Commerce, Inc. (*)	777	118,337
Tenable Holdings, Inc. (*)	1,748	83,047
Teradata Corp. (*)	1,567	63,119
WalkMe Ltd. (*)	4,676	49,753
		2,504,466
Specialty Retail | 3.2%
1-800-Flowers.com, Inc. Class A (*)	5,577	64,135
Asbury Automotive Group, Inc. (*)	258	54,180
AutoNation, Inc. (*)	552	74,167
Boot Barn Holdings, Inc. (*)	981	75,184
Buckle, Inc.	1,804	64,385
Caleres, Inc.	2,549	55,135
CarParts.com, Inc. (*)	5,315	28,382
Chico’s FAS, Inc. (*)	15,955	87,752
Floor & Decor Holdings, Inc., Class A (*)	200	19,644
Description	Shares	Fair Value
Group 1 Automotive, Inc.	297	$67,247
Murphy USA, Inc.	352	90,834
ODP Corp. (*)	602	27,078
Signet Jewelers Ltd.	795	61,835
Vroom, Inc. (*)	17,815	16,010
Williams-Sonoma, Inc.	474	57,667
		843,635
Technology Hardware, Storage & Peripherals | 1.0%
Super Micro Computer, Inc. (*)	2,098	223,542
Xerox Holdings Corp.	2,708	41,703
		265,245
Textiles, Apparel & Luxury Goods | 0.5%
Deckers Outdoor Corp. (*)	54	24,276
Oxford Industries, Inc.	1,061	112,031
		136,307
Trading Companies & Distributors | 3.9%
Applied Industrial Technologies, Inc.	537	76,324
BlueLinx Holdings, Inc. (*)	886	60,213
Boise Cascade Co.	1,266	80,074
GMS, Inc. (*)	1,744	100,960
Hudson Technologies, Inc. (*)	10,857	94,782
McGrath RentCorp	573	53,467
MRC Global, Inc. (*)	7,098	68,993
MSC Industrial Direct Co., Inc. Class A	771	64,764
NOW, Inc. (*)	6,333	70,613
SiteOne Landscape Supply, Inc. (*)	709	97,041
Titan Machinery, Inc. (*)	2,930	89,218
Univar Solutions, Inc. (*)	2,944	103,128
Veritiv Corp.	503	67,975
		1,027,552
Transportation Infrastructure | 0.3%
Corp. America Airports SA (*)	7,002	71,280
Total Common Stocks (Cost $24,395,113)		25,821,841
Rights | 0.0%
Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (¢)	1,139	0
Expires 2025 (¢)	1,139	0
Epizyme, Inc. CVR

Description	Shares	Fair Value
Lazard US Systematic Small Cap Equity Portfolio (concluded)
Expires 2499 (¢)	41,136	$823
Radius Health, Inc. CVR
Expires 2499 (¢)	7,231	578
		1,401
Total Rights (Cost $1,538)		$1,401
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $311,194)	311,194	311,194
Total Investments | 100.2% (Cost $24,707,845)		$26,134,436
Liabilities in Excess of Cash and Other Assets | (0.2)%		(47,386)
Net Assets | 100.0%		$26,087,050

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 0.4%
Chile | 0.2%
Corp. Nacional del Cobre de Chile, 5.125%, 02/02/33 (#)	USD	15	$15,069
South Africa | 0.2%
Transnet SOC Ltd., 8.250%, 02/06/28 (#)	USD	20	19,850
Total Corporate Bonds (Cost $34,991)			34,919
Foreign Government Obligations | 79.7%
Angola | 2.5%
Angolan Government International Bonds, 9.500%, 11/12/25	USD	200	197,750
Argentina | 0.8%
Argentina Government International Bonds:
1.500%, 07/09/35 (Ø)	USD	91	23,433
3.875%, 01/09/38 (Ø)	USD	63	19,532
3.500%, 07/09/41 (Ø)	USD	82	22,837
			65,802
Brazil | 6.2%
Brazil Government International Bonds:
3.875%, 06/12/30	USD	55	49,115
5.000%, 01/27/45	USD	25	19,622
4.750%, 01/14/50	USD	40	29,532
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/26	BRL	1,480	213,675
Brazil Notas do Tesouro Nacional:
10.000%, 01/01/25	BRL	290	55,596
10.000%, 01/01/29	BRL	380	67,607
6.000%, 05/15/35	BRL	60	48,653
			483,800
Chile | 1.6%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	35,000	41,999
2.300%, 10/01/28	CLP	25,000	26,671
5.000%, 03/01/35	CLP	15,000	18,789
6.000%, 01/01/43	CLP	5,000	6,982
Chile Government International Bonds, 3.100%, 05/07/41	USD	45	33,674
			128,115
China | 1.4%
China Government Bonds:
3.120%, 12/05/26	CNY	340	50,389
2.680%, 05/21/30	CNY	230	33,055
Description	Security Currency	Principal Amount (000)	Fair Value
3.810%, 09/14/50	CNY	140	$22,343
			105,787
Colombia | 4.0%
Colombia Government International Bonds:
4.500%, 03/15/29	USD	30	26,471
8.000%, 04/20/33	USD	25	25,638
7.500%, 02/02/34	USD	30	29,445
5.000%, 06/15/45	USD	45	31,508
Colombia TES:
6.250%, 11/26/25	COP	300	58
5.750%, 11/03/27	COP	121,000	20,979
6.000%, 04/28/28	COP	52,800	9,077
7.000%, 03/26/31	COP	935,000	154,464
7.000%, 06/30/32	COP	83,000	13,217
			310,857
Costa Rica | 1.3%
Costa Rica Government International Bonds:
4.375%, 04/30/25	USD	15	14,628
6.125%, 02/19/31	USD	50	49,556
5.625%, 04/30/43	USD	35	30,325
7.000%, 04/04/44	USD	10	9,755
			104,264
Czech Republic | 1.9%
Czech Republic Government Bonds:
2.500%, 08/25/28	CZK	1,170	48,149
0.950%, 05/15/30	CZK	1,150	40,942
2.000%, 10/13/33	CZK	480	17,399
4.200%, 12/04/36	CZK	510	22,420
1.500%, 04/24/40	CZK	550	15,950
			144,860
Dominican Republic | 1.7%
Dominican Republic International Bonds:
7.050%, 02/03/31 (#)	USD	30	30,169
4.875%, 09/23/32	USD	30	25,440
6.000%, 02/22/33 (#)	USD	35	32,009
7.450%, 04/30/44	USD	15	14,389
6.850%, 01/27/45	USD	20	17,785
6.500%, 02/15/48	USD	10	8,452
5.875%, 01/30/60	USD	10	7,589
			135,833
Ecuador | 0.5%
Ecuador Government International Bonds:
0.000%, 07/31/30	USD	86	25,494
2.500%, 07/31/35 (Ø)	USD	20	6,616
1.500%, 07/31/40 (Ø)	USD	15	4,484
			36,594

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Egypt | 0.2%
Egypt Government Bonds, 14.060%, 01/12/26	EGP	475	$12,620
Egypt Government International Bond MTN, 5.875%, 02/16/31	USD	0	0
			12,620
El Salvador | 0.3%
El Salvador Government International Bonds:
8.625%, 02/28/29	USD	14	7,385
7.650%, 06/15/35	USD	10	4,650
7.625%, 02/01/41	USD	8	3,680
7.125%, 01/20/50	USD	10	4,500
9.500%, 07/15/52	USD	13	6,630
			26,845
Guatemala | 0.6%
Guatemala Government Bonds:
5.250%, 08/10/29 (#)	USD	10	9,718
5.375%, 04/24/32	USD	20	19,347
6.125%, 06/01/50	USD	15	14,150
			43,215
Hungary | 2.6%
Hungary Government Bonds:
3.000%, 10/27/27	HUF	8,120	17,631
6.750%, 10/22/28	HUF	11,020	27,937
3.250%, 10/22/31	HUF	11,650	22,904
2.250%, 04/20/33	HUF	7,880	13,441
3.000%, 04/25/41	HUF	3,940	5,996
Hungary Government International Bonds:
5.375%, 03/25/24	USD	44	43,967
5.500%, 06/16/34 (#)	USD	40	38,600
6.750%, 09/25/52	USD	30	30,975
			201,451
Indonesia | 6.5%
Indonesia Government International Bonds:
2.150%, 07/28/31	USD	85	70,453
3.550%, 03/31/32	USD	25	22,972
3.050%, 03/12/51	USD	50	36,755
3.350%, 03/12/71	USD	60	41,407
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	680,000	48,081
6.375%, 08/15/28	IDR	113,000	7,531
8.250%, 05/15/29	IDR	1,044,000	75,592
7.000%, 09/15/30	IDR	456,000	31,094
8.750%, 05/15/31	IDR	324,000	24,288
7.000%, 02/15/33	IDR	896,000	60,620
8.250%, 05/15/36	IDR	648,000	47,754
Description	Security Currency	Principal Amount (000)	Fair Value
8.375%, 04/15/39	IDR	509,000	$38,152
			504,699
Ivory Coast | 0.7%
Ivory Coast Government International Bonds, 5.750%, 12/31/32 (Ø)	USD	63	58,205
Jamaica | 0.5%
Jamaica Government International Bonds, 6.750%, 04/28/28	USD	35	36,538
Kenya | 2.1%
Kenya Government International Bonds, 8.000%, 05/22/32	USD	200	163,000
Malaysia | 5.3%
Malaysia Government Bonds:
3.906%, 07/15/26	MYR	120	27,616
3.899%, 11/16/27	MYR	707	162,457
3.733%, 06/15/28	MYR	290	65,911
4.498%, 04/15/30	MYR	170	40,056
3.844%, 04/15/33	MYR	330	73,700
3.828%, 07/05/34	MYR	20	4,417
3.757%, 05/22/40	MYR	80	17,005
4.696%, 10/15/42	MYR	100	24,081
			415,243
Mexico | 8.2%
Mexico Bonos:
5.750%, 03/05/26	MXN	1,380	69,132
7.500%, 06/03/27	MXN	1,990	104,718
8.500%, 05/31/29	MXN	1,898	103,688
7.750%, 05/29/31	MXN	2,200	114,416
10.000%, 11/20/36	MXN	590	35,789
8.500%, 11/18/38	MXN	280	14,858
7.750%, 11/13/42	MXN	1,590	77,156
Mexico Government International Bonds:
5.400%, 02/09/28	USD	20	20,670
6.350%, 02/09/35	USD	20	21,280
3.771%, 05/24/61	USD	55	37,049
5.750%, 10/12/10	USD	44	39,306
			638,062
Mongolia | 0.4%
Mongolia Government International Bond, 4.450%, 07/07/31	USD	40	29,704
Oman | 2.6%
Oman Government International Bonds, 5.625%, 01/17/28	USD	200	199,350
Panama | 1.5%
Panama Government International Bonds:
3.160%, 01/23/30	USD	50	43,806
3.298%, 01/19/33	USD	5	4,170

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.400%, 02/14/35	USD	25	$26,012
4.500%, 05/15/47	USD	10	7,821
4.500%, 04/16/50	USD	30	22,777
4.500%, 04/01/56	USD	15	11,131
			115,717
Paraguay | 0.7%
Paraguay Government International Bonds:
3.849%, 06/28/33 (#)	USD	28	24,462
6.100%, 08/11/44	USD	30	29,021
			53,483
Peru | 4.3%
Peruvian Government International Bonds:
6.350%, 08/12/28	PEN	480	124,323
5.940%, 02/12/29	PEN	140	35,157
6.950%, 08/12/31	PEN	255	65,993
1.862%, 12/01/32	USD	30	22,646
8.750%, 11/21/33	USD	10	12,571
6.900%, 08/12/37	PEN	170	42,327
5.625%, 11/18/50	USD	10	10,071
3.230%, 07/28/21	USD	30	17,855
			330,943
Poland | 3.0%
Poland Government Bonds:
2.500%, 07/25/26	PLN	190	39,669
3.750%, 05/25/27	PLN	92	19,697
2.500%, 07/25/27	PLN	120	24,318
2.750%, 04/25/28	PLN	300	60,077
1.250%, 10/25/30	PLN	210	35,020
Poland Government International Bond, 5.750%, 11/16/32	USD	55	58,715
			237,496
Qatar | 2.8%
Qatar Government International Bonds, 5.750%, 01/20/42	USD	200	220,787
Romania | 3.1%
Romanian Government Bonds:
5.800%, 07/26/27	RON	170	35,402
4.150%, 01/26/28	RON	400	76,916
4.250%, 04/28/36	RON	60	9,609
Romanian Government International Bonds:
3.000%, 02/27/27	USD	20	18,125
3.625%, 03/27/32	USD	42	35,332
7.125%, 01/17/33 (#)	USD	18	19,074
5.125%, 06/15/48	USD	12	9,990
7.625%, 01/17/53 (#)	USD	32	34,310
			238,758
South Africa | 8.0%
South Africa Government Bonds: 10.500%, 12/21/26	ZAR	1,310	78,337
Description	Security Currency	Principal Amount (000)	Fair Value
8.000%, 01/31/30	ZAR	1,710	$87,454
7.000%, 02/28/31	ZAR	2,270	105,398
8.250%, 03/31/32	ZAR	1,380	67,569
8.875%, 02/28/35	ZAR	1,090	52,435
8.500%, 01/31/37	ZAR	2,680	121,034
8.750%, 02/28/48	ZAR	355	15,295
South Africa Government International Bonds:
4.850%, 09/30/29	USD	10	8,950
5.875%, 06/22/30	USD	20	18,700
5.875%, 04/20/32	USD	10	9,063
5.375%, 07/24/44	USD	45	33,187
5.650%, 09/27/47	USD	30	22,050
			619,472
Sri Lanka | 0.3%
Sri Lanka Government International Bonds:
5.750%, 04/18/23	USD	15	5,272
6.125%, 06/03/25	USD	10	3,639
6.825%, 07/18/26	USD	5	1,801
6.750%, 04/18/28	USD	25	8,721
7.850%, 03/14/29	USD	15	5,233
			24,666
Suriname | 0.1%
Suriname Government International Bonds, 9.250%, 10/26/26	USD	10	6,514
Thailand | 0.5%
Thailand Government Bonds:
3.400%, 06/17/36	THB	830	26,116
3.300%, 06/17/38	THB	490	15,203
			41,319
Turkey | 1.9%
Hazine Mustesarligi Varlik Kiralama AS, 7.250%, 02/24/27 (#)	USD	55	52,639
Turkey Government International Bonds:
5.950%, 01/15/31	USD	65	55,006
6.000%, 01/14/41	USD	55	41,250
			148,895
Ukraine | 0.5%
Ukraine Government International Bonds, 9.750%, 11/01/30	USD	200	37,100
Uruguay | 1.1%
Uruguay Government International Bonds:
4.375%, 12/15/28	UYU	915	24,800
5.100%, 06/18/50	USD	15	15,045
4.975%, 04/20/55	USD	50	49,125
			88,970
Total Foreign Government Obligations (Cost $6,687,653)			6,206,714

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Quasi Government Bonds | 0.3%
Indonesia | 0.3%
Pertamina Persero PT, 6.450%, 05/30/44 (Cost $22,148)	USD	25	$25,692
Sovereign Bonds | 4.7%
Guatemala | 0.4%
Guatemala Government Bond, 5.250%, 08/10/29	USD	35	34,011
Jordan | 2.3%
Jordan Government International Bonds, 5.850%, 07/07/30	USD	200	177,100
Serbia | 2.0%
Serbia International Bonds, 2.125%, 12/01/30	USD	200	151,350
Total Sovereign Bonds (Cost $356,057)			362,461
Supranational Bonds | 0.2%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,061)	IDR	200,000	13,468
U.S. Treasury Securities | 1.0%
U.S. Treasury Note, 2.750%, 08/15/32 (Cost $73,574)	USD	79	74,346

Description		Shares	Fair Value
Short-Term Investments | 11.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $863,902)		863,902	$863,902
Total Investments | 97.4% (Cost $8,052,386) (»)			$7,581,502
Cash and Other Assets in Excess of Liabilities | 2.6%			201,121
Net Assets | 100.0%			$7,782,623

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	51,950	USD	10,226	BOA	04/04/23	$24	$—
BRL	52,540	USD	10,342	BOA	04/04/23	24	—
BRL	240,310	USD	47,301	BOA	04/04/23	111	—
BRL	952,920	USD	181,509	BOA	04/04/23	6,502	—
BRL	1,465,421	USD	288,446	BOA	04/04/23	680	—
BRL	51,475	USD	10,000	BRC	04/04/23	156	—
BRL	231,738	USD	45,614	JPM	04/04/23	108	—
BRL	103,350	USD	20,343	SCB	04/04/23	48	—
BRL	305,400	USD	60,000	SSB	04/04/23	255	—
BRL	1,155,266	USD	220,479	SSB	04/04/23	7,454	—
BRL	126,390	USD	23,917	SSB	06/02/23	758	—
BRL	1,026,930	USD	192,598	SSB	06/02/23	7,886	—
BRL	157,005	USD	30,000	UBS	04/04/23	977	—
BRL	202,600	USD	39,879	UBS	04/04/23	94	—
CLP	16,683,009	USD	20,320	BRC	04/13/23	642	—
CLP	9,770,529	USD	11,981	SSB	07/13/23	177	—
CNY	1,201,301	USD	173,380	BOA	05/19/23	2,102	—
CNY	1,201,301	USD	173,368	BRC	05/19/23	2,114	—
CNY	1,201,301	USD	173,404	SCB	05/19/23	2,078	—
COP	98,757,684	USD	20,908	SSB	06/16/23	—	11
COP	354,648,525	USD	74,631	SSB	06/16/23	411	—
COP	402,627,748	USD	83,515	SSB	06/16/23	1,680	—
CZK	1,483,649	USD	66,096	BRC	05/19/23	2,306	—
CZK	2,214,100	USD	100,000	JPM	05/19/23	2,078	—
CZK	222,699	USD	10,000	SCB	05/19/23	267	—
CZK	1,483,649	USD	66,221	SCB	05/19/23	2,181	—
EGP	604,000	USD	20,000	CIT	04/18/23	—	898
EUR	18,651	USD	20,000	BRC	05/19/23	278	—
HUF	15,219,563	USD	41,651	BOA	05/19/23	1,163	—
HUF	15,219,563	USD	41,621	UBS	05/19/23	1,193	—
IDR	733,562,703	USD	48,090	HSB	05/17/23	774	—
IDR	733,562,703	USD	47,958	SCB	05/17/23	906	—
IDR	1,156,470,763	USD	74,925	SCB	05/17/23	2,109	—
MXN	471,640	USD	25,139	BOA	05/19/23	807	—
MXN	1,431,405	USD	77,098	JPM	05/19/23	1,646	—
MYR	308,146	USD	70,854	JPM	04/25/23	—	929
PEN	28,671	USD	7,567	BOA	06/16/23	16	—
PEN	619,379	USD	163,597	SSB	06/16/23	222	—
PEN	46,688	USD	12,179	UBS	06/16/23	170	—
PLN	214,319	USD	47,908	BRC	05/19/23	1,606	—
PLN	44,596	USD	10,000	SCB	05/19/23	303	—
PLN	214,319	USD	47,909	SCB	05/19/23	1,605	—
PLN	214,319	USD	47,882	UBS	05/19/23	1,632	—
RON	124,584	USD	26,700	BOA	05/19/23	564	—
RSD	1,078,400	USD	10,000	BRC	05/19/23	—	33
THB	5,007,127	USD	144,579	BRC	06/13/23	2,882	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
THB	4,967,070	USD	143,102	CIT	06/13/23	$3,179	$—
THB	698,650	USD	20,000	SCB	06/13/23	575	—
THB	11,055,736	USD	317,923	UBS	06/13/23	7,670	—
TRY	766,220	USD	39,514	BRC	04/13/23	4	—
TRY	385,980	USD	20,000	SCB	04/13/23	—	93
USD	10,000	BRL	52,540	BOA	04/04/23	—	366
USD	10,000	BRL	51,950	BOA	04/04/23	—	250
USD	45,830	BRL	240,310	BOA	04/04/23	—	1,583
USD	187,568	BRL	952,920	BOA	04/04/23	—	442
USD	280,080	BRL	1,465,421	BOA	04/04/23	—	9,046
USD	179,610	BRL	952,920	BOA	06/02/23	—	6,425
USD	10,132	BRL	51,475	BRC	04/04/23	—	24
USD	44,170	BRL	231,738	JPM	04/04/23	—	1,552
USD	20,000	BRL	103,350	SCB	04/04/23	—	391
USD	50,000	BRL	264,925	SCB	06/02/23	—	1,720
USD	53,707	BRL	274,158	SSB	04/04/23	—	384
USD	30,904	BRL	157,005	UBS	04/04/23	—	73
USD	40,000	BRL	202,600	UBS	04/04/23	27	—
USD	10,492	CLP	8,617,009	BRC	04/13/23	—	335
USD	20,101	CLP	16,683,009	BRC	07/13/23	—	659
USD	10,000	CLP	8,066,000	UBS	04/13/23	—	135
USD	250,000	CNY	1,714,146	CIT	05/19/23	—	397
USD	10,000	CNY	69,164	SCB	05/19/23	—	103
USD	20,000	COP	96,380,000	BOA	06/16/23	—	394
USD	99,866	COP	491,338,270	BOA	06/16/23	—	4,100
USD	100,089	COP	491,338,270	BRC	06/16/23	—	3,876
USD	10,000	COP	49,555,000	UBS	06/16/23	—	486
USD	29,950	CZK	648,283	BRC	05/19/23	62	—
USD	120,000	CZK	2,652,132	SCB	05/19/23	—	2,273
USD	17,940	EUR	16,842	SCB	05/19/23	—	372
USD	20,000	HUF	7,276,446	SCB	05/19/23	—	469
USD	30,000	IDR	466,740,000	BRC	05/17/23	—	1,090
USD	90,000	IDR	1,361,430,000	JPM	05/17/23	—	687
USD	40,000	MXN	728,869	BRC	05/19/23	—	96
USD	201,573	MXN	3,764,932	BRC	05/19/23	—	5,542
USD	10,000	MXN	185,966	SCB	05/19/23	—	230
USD	10,000	MYR	42,350	SCB	04/25/23	390	—
USD	20,000	MYR	88,490	SCB	04/25/23	—	80
USD	90,000	MYR	397,665	SCB	04/25/23	—	240
USD	20,000	PEN	75,840	BOA	06/16/23	—	59
USD	110,591	PEN	424,439	BRC	06/16/23	—	1,668
USD	110,617	PEN	424,439	HSB	06/16/23	—	1,642
USD	110,574	PEN	424,439	SCB	06/16/23	—	1,686
USD	10,000	PEN	38,405	UBS	06/16/23	—	158
USD	20,000	PLN	86,413	BRC	05/19/23	36	—
USD	60,000	PLN	261,526	HSB	05/19/23	—	420

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	10,000	RON	45,613	SCB	05/19/23	$18	$—
USD	10,000	RON	45,922	UBS	05/19/23	—	50
USD	250,000	THB	8,540,350	BRC	06/13/23	—	1,514
USD	60,000	THB	2,032,650	SCB	06/13/23	138	—
USD	20,000	TRY	388,002	HSB	04/13/23	—	12
USD	8,963	UYU	353,959	HSB	06/06/23	—	83
USD	93,459	ZAR	1,732,881	BOA	05/19/23	—	3,483
USD	93,560	ZAR	1,732,881	BRC	05/19/23	—	3,382
USD	10,000	ZAR	184,751	SCB	05/19/23	—	335
USD	93,398	ZAR	1,732,881	SCB	05/19/23	—	3,544
USD	93,383	ZAR	1,732,881	UBS	05/19/23	—	3,559
UYU	353,959	USD	8,949	HSB	06/06/23	98	—
ZAR	2,317,067	USD	125,149	BRC	05/19/23	4,474	—
ZAR	1,918,118	USD	104,203	SSB	05/19/23	3,101	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$78,761	$67,379

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 31.6%
Canada | 1.1%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	40	$36,212
Germany | 1.5%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	55	49,556
Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	17	15,588
United States | 28.6%
Adobe, Inc., 2.300%, 02/01/30	USD	20	17,763
Alphabet, Inc., 1.100%, 08/15/30	USD	40	32,745
American Express Co., 4.050%, 05/03/29	USD	40	38,987
Amgen, Inc., 3.000%, 02/22/29	USD	35	32,189
Apple, Inc., 1.125%, 05/11/25	USD	55	51,620
AT&T, Inc., 3.500%, 06/01/41	USD	35	27,622
Ball Corp., 4.875%, 03/15/26	USD	20	19,850
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	23	22,872
1.978% (CDOR 03 Month + 0.600%), 09/15/27 (§)	CAD	25	16,768
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	30	28,022
Clean Harbors, Inc., 4.875%, 07/15/27	USD	20	19,290
Comcast Corp., 4.650%, 02/15/33	USD	25	25,127
Dell International LLC / EMC Corp., 5.300%, 10/01/29	USD	40	40,302
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	25	19,971
Home Depot, Inc., 5.875%, 12/16/36	USD	15	16,724
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	50	35,559
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	50	41,183
Description	Security Currency	Principal Amount (000)	Fair Value
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	35	$33,090
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	10	9,439
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	25	25,007
McDonald’s Corp., 3.125%, 03/04/25	CAD	50	35,996
Microsoft Corp., 3.500%, 11/15/42	USD	45	39,932
Morgan Stanley, 3.625%, 01/20/27	USD	35	33,685
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	15	13,399
PepsiCo, Inc., 2.875%, 10/15/49	USD	30	22,805
Procter & Gamble Co., 1.200%, 10/29/30	USD	15	12,256
Prologis LP, 1.250%, 10/15/30	USD	65	51,108
Service Corp. International, 4.625%, 12/15/27	USD	25	24,087
Starbucks Corp., 4.450%, 08/15/49	USD	20	18,029
Sysco Corp., 2.400%, 02/15/30	USD	30	26,205
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	50	43,869
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	23,906
Verizon Communications, Inc., 3.875%, 02/08/29	USD	45	43,478
Waste Management, Inc., 4.625%, 02/15/30	USD	20	20,011
			962,896
Total Corporate Bonds (Cost $1,168,849)			1,064,252
Foreign Government Obligations | 47.0%
Australia | 2.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	90	49,911
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	70	38,577
			88,488
Bahamas | 1.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	63	46,651

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Canada | 5.2%
British Columbia, 3.200%, 06/18/44	CAD	90	$58,071
Export Development Canada, 1.650%, 07/31/24	CAD	35	25,037
Quebec, 1.850%, 02/13/27	CAD	50	34,871
Vancouver, 2.900%, 11/20/25	CAD	80	57,809
			175,788
Chile | 2.4%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	30,000	37,150
2.300%, 10/01/28	CLP	40,000	42,673
			79,823
Colombia | 0.7%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	126,000	25,001
Czech Republic | 2.1%
Czech Republic Government Bonds, 7.210% (PRIBOR 6 Month), 11/19/27 (§)	CZK	1,500	68,961
Denmark | 1.1%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	305	35,967
France | 1.2%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	44	39,676
Hungary | 0.8%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	35	25,842
Ireland | 2.0%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	70	68,761
Italy | 1.1%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	35	37,071
Mexico | 2.9%
Mexico Bonos:
8.000%, 09/05/24	MXN	580	31,041
7.500%, 06/03/27	MXN	690	36,310
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	25	31,102
			98,453
Description	Security Currency	Principal Amount (000)	Fair Value
New Zealand | 7.1%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	120	$69,842
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	135	81,787
1.500%, 04/20/29	NZD	75	38,572
2.000%, 04/15/37	NZD	115	48,995
			239,196
Norway | 2.8%
Oslo, 2.350%, 09/04/24	NOK	1,000	93,298
Panama | 1.0%
Panama Government International Bonds, 8.875%, 09/30/27	USD	30	34,815
Peru | 2.8%
Peru Government Bonds, 6.150%, 08/12/32	PEN	250	60,754
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	40	32,533
			93,287
Poland | 1.5%
Poland Government Bonds, 7.560% (WIBOR 6 Month), 05/25/28 (§)	PLN	220	48,986
Portugal | 1.8%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	65	62,050
Singapore | 1.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	55	42,858
Spain | 1.7%
Spain Government Bonds, 1.000%, 07/30/42	EUR	85	58,182
Switzerland | 0.6%
Swiss Confederation Government Bonds, 0.500%, 06/27/32	CHF	20	20,565
Thailand | 1.8%
Thailand Government Bonds, 1.585%, 12/17/35	THB	2,285	59,597
United Kingdom | 1.1%
U.K. Gilts, 0.875%, 07/31/33	GBP	40	38,032
Total Foreign Government Obligations (Cost $1,833,379)			1,581,348
Quasi Government Bonds | 2.9%
Germany | 2.9%
Kreditanstalt fuer Wiederaufbau:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
0.000%, 09/15/28	EUR	25	$23,253
1.750%, 09/14/29	USD	58	51,566
0.000%, 04/18/36	USD	35	21,355
(Cost $103,649)			96,174
Supranational Bonds | 9.8%
Asian Development Bank, 2.125%, 03/19/25	USD	35	33,720
European Investment Bank, 1.000%, 01/28/28	CAD	70	46,307
Inter-American Development Bank, 5.100%, 11/17/26	IDR	330,000	21,274
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	41	24,897
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	50	32,775
1.250%, 03/16/26	NOK	600	54,087
1.125%, 09/13/28	USD	30	26,168
International Finance Corp.:
2.125%, 04/07/26	USD	35	33,238
1.500%, 04/15/35	AUD	117	55,733
Total Supranational Bonds (Cost $399,567)			328,199
U.S. Municipal Bonds | 2.5%
California | 2.5%
California:
4.500%, 04/01/33	USD	45	44,797
7.550%, 04/01/39	USD	30	38,838
(Cost $94,789)			83,635
U.S. Treasury Securities | 4.0%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	35	36,777
1.750%, 08/15/41	USD	136	98,473
(Cost $139,182)			135,250

Description		Shares	Fair Value
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $11,942)		11,942	$11,942
Total Investments (») | 98.2% (Cost $3,751,357)			$3,300,800
Cash and Other Assets in Excess of Liabilities | 1.8%			61,168
Net Assets | 100.0%			$3,361,968

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	12,573	USD	9,000	CIT	05/10/23	$—	$584
AUD	36,050	USD	24,241	HSB	05/10/23	—	113
CAD	18,207	USD	13,369	HSB	05/10/23	110	—
CAD	32,385	USD	23,779	HSB	05/10/23	197	—
CAD	36,188	USD	26,382	HSB	05/10/23	409	—
CAD	71,233	USD	51,826	HSB	05/10/23	910	—
CNH	2,643,605	USD	384,050	HSB	05/10/23	1,680	—
COP	23,168,244	USD	4,400	HSB	04/25/23	554	—
CZK	152,689	USD	6,862	JPM	04/25/23	186	—
CZK	346,546	USD	16,000	JPM	04/25/23	—	4
EUR	83,110	USD	89,545	CIT	04/18/23	657	—
EUR	23,603	USD	25,108	HSB	04/18/23	510	—
EUR	295,425	USD	318,252	HSB	04/18/23	2,386	—
EUR	73,601	USD	78,101	JPM	04/18/23	1,780	—
EUR	39,688	USD	44,000	JPM	05/10/23	—	871
EUR	8,439	USD	9,092	MSC	04/18/23	67	—
GBP	3,749	USD	4,478	HSB	05/10/23	151	—
GBP	87,975	USD	106,118	HSB	05/10/23	2,489	—
GBP	80,915	USD	98,299	JPM	05/10/23	1,592	—
HUF	5,685,778	USD	15,708	HSB	05/10/23	330	—
INR	1,805,650	USD	22,000	HSB	04/28/23	—	59
JPY	1,852,987	USD	14,085	CIT	04/18/23	—	101
JPY	66,670,978	USD	506,741	HSB	04/18/23	—	3,597
KRW	74,813,620	USD	52,466	JPM	04/18/23	5,050	—
MXN	58,172	USD	3,000	JPM	05/10/23	206	—
MXN	530,380	USD	29,094	JPM	05/10/23	133	—
NOK	56,517	USD	5,412	HSB	05/10/23	—	5
NZD	32,659	USD	20,251	HSB	05/10/23	171	—
PEN	16,110	USD	4,000	JPM	04/25/23	275	—
PLN	34,267	USD	7,703	HSB	05/10/23	218	—
PLN	98,954	USD	23,003	HSB	05/10/23	—	130
RON	364,832	USD	80,565	HSB	05/10/23	—	695
SEK	432,887	USD	41,540	JPM	05/10/23	251	—
SGD	4,983	USD	3,707	HSB	05/10/23	42	—
USD	10,000	AUD	14,887	CIT	05/10/23	36	—
USD	73,277	AUD	105,428	CIT	05/10/23	2,713	—
USD	1,971	AUD	2,837	HSB	05/10/23	73	—
USD	4,500	AUD	6,814	HSB	05/10/23	—	61
USD	39,331	AUD	56,596	HSB	05/10/23	1,450	—
USD	6,000	AUD	8,857	JPM	05/10/23	72	—
USD	14,000	AUD	20,735	JPM	05/10/23	122	—
USD	69,141	AUD	99,493	MSC	05/10/23	2,549	—
USD	151,035	CAD	203,101	CIT	05/10/23	674	—
USD	8,700	CAD	11,955	HSB	05/10/23	—	151
USD	12,000	CAD	16,301	HSB	05/10/23	—	68

Lazard Global Fixed Income Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	17,000	CAD	23,319	HSB	05/10/23	$—	$263
USD	36,707	CAD	49,353	HSB	05/10/23	170	—
USD	109,662	CAD	147,463	JPM	05/10/23	491	—
USD	31,215	CLP	25,007,753	CIT	04/28/23	—	163
USD	43,625	CLP	34,834,270	HSB	04/28/23	—	83
USD	12,000	CNH	82,363	HSB	05/10/23	—	18
USD	26,700	CNH	185,938	HSB	05/10/23	—	430
USD	35,600	CNH	243,857	HSB	05/10/23	19	—
USD	24,474	COP	124,270,000	HSB	04/25/23	—	2,099
USD	22,000	CZK	503,024	CIT	04/25/23	—	1,219
USD	1,800	CZK	40,347	JPM	04/25/23	—	62
USD	2,800	CZK	61,490	JPM	04/25/23	—	38
USD	42,834	CZK	962,396	JPM	04/25/23	—	1,589
USD	16,365	DKK	113,651	JPM	05/10/23	—	219
USD	21,491	EUR	19,950	HSB	04/18/23	—	161
USD	60,000	EUR	56,742	HSB	04/18/23	—	1,584
USD	23,000	EUR	21,177	JPM	04/18/23	16	—
USD	29,869	EUR	27,670	JPM	04/18/23	—	161
USD	79,600	EUR	74,412	JPM	04/18/23	—	1,163
USD	10,000	GBP	8,200	HSB	05/10/23	—	123
USD	11,700	GBP	9,881	HSB	05/10/23	—	498
USD	31,746	GBP	26,256	HSB	05/10/23	—	667
USD	16,000	GBP	13,287	JPM	05/10/23	—	403
USD	72,696	GBP	60,128	JPM	05/10/23	—	1,534
USD	3,135	IDR	47,651,848	JPM	04/18/23	—	42
USD	35,400	JPY	4,826,891	CIT	04/18/23	—	1,027
USD	10,000	JPY	1,326,895	HSB	04/18/23	—	14
USD	14,000	JPY	1,839,627	HSB	04/18/23	117	—
USD	46,800	JPY	6,332,866	HSB	04/18/23	—	992
USD	14,000	KRW	18,195,800	JPM	04/18/23	11	—
USD	33,057	MXN	637,136	HSB	05/10/23	—	2,054
USD	2,400	MXN	44,016	JPM	05/10/23	—	26
USD	3,200	MXN	58,723	JPM	05/10/23	—	36
USD	30,490	MXN	587,793	JPM	05/10/23	—	1,901
USD	308	NOK	3,150	HSB	05/10/23	7	—
USD	153,641	NOK	1,571,518	JPM	05/10/23	3,291	—
USD	73,640	NZD	116,322	CIT	05/10/23	901	—
USD	80,096	NZD	126,508	HSB	05/10/23	986	—
USD	97,930	NZD	154,727	JPM	05/10/23	1,175	—
USD	56,669	PEN	230,134	JPM	04/25/23	—	4,400
USD	3,600	PLN	15,846	HSB	05/10/23	—	63
USD	29,000	PLN	129,643	HSB	05/10/23	—	968
USD	40,614	PLN	177,538	HSB	05/10/23	—	425
USD	1,800	RON	8,421	HSB	05/10/23	—	44
USD	2,400	RON	11,109	HSB	05/10/23	—	32
USD	53,000	RON	248,550	HSB	05/10/23	—	1,413
USD	25,000	SEK	257,321	JPM	05/10/23	158	—

Lazard Global Fixed Income Portfolio (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	8,908	SGD	11,641	HSB	05/10/23	$150	$—
USD	27,391	SGD	35,803	JPM	05/10/23	457	—
USD	44,361	THB	1,546,415	HSB	05/10/23	—	1,036
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$35,992	$33,389

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio
Convertible Corporate Bonds | 85.6%
Automobile Components | 1.1%
Luminar Technologies, Inc., 1.250%, 12/15/26	$146	$95,910
Automobiles | 2.5%
Ford Motor Co., 0.000%, 03/15/26	178	178,712
Lucid Group, Inc., 1.250%, 12/15/26	72	40,932
		219,644
Biotechnology | 4.7%
BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24	137	140,902
Exact Sciences Corp., 0.375%, 03/01/28	207	182,799
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	76	91,358
		415,059
Broadline Retail | 2.4%
Etsy, Inc., 0.125%, 09/01/27	172	155,576
Wayfair, Inc., 3.250%, 09/15/27	68	58,072
		213,648
Commercial Services & Supplies | 0.7%
Sabre GLBL, Inc., 4.000%, 04/15/25	70	63,362
Communications Equipment | 1.1%
Lumentum Holdings, Inc., 0.500%, 06/15/28	123	94,265
Diversified REITs | 0.9%
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	76,633
Electric Utilities | 2.5%
Alliant Energy Corp., 3.875%, 03/15/26	84	87,227
Southern Co., 3.875%, 12/15/25	128	130,078
		217,305
Entertainment | 3.1%
Cinemark Holdings, Inc., 4.500%, 08/15/25	51	64,921
Description	Principal Amount (000)	Fair Value
Live Nation Entertainment, Inc., 2.000%, 02/15/25	$212	$207,336
		272,257
Ground Transportation | 1.9%
Uber Technologies, Inc., 0.000%, 12/15/25	192	169,878
Health Care Equipment & Supplies | 5.2%
Dexcom, Inc., 0.250%, 11/15/25	260	279,801
Insulet Corp., 0.375%, 09/01/26	53	79,421
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25	91	88,960
Novocure Ltd., 0.000%, 11/01/25	12	10,434
		458,616
Health Care Providers & Services | 1.1%
Guardant Health, Inc., 0.000%, 11/15/27	143	96,572
Health Care Technology | 1.7%
Teladoc Health, Inc., 1.250%, 06/01/27	188	145,943
Hotels, Restaurants & Leisure | 6.6%
Airbnb, Inc., 0.000%, 03/15/26	59	51,743
Booking Holdings, Inc., 0.750%, 05/01/25	62	93,149
Carnival Corp., 5.750%, 10/01/24	45	56,340
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	103	100,219
NCL Corp. Ltd., 5.375%, 08/01/25	72	77,868
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	71	108,594
Vail Resorts, Inc., 0.000%, 01/01/26	103	92,507
		580,420
Independent Power & Renewable Electricity Producers | 0.8%
NextEra Energy Partners LP, 0.000%, 11/15/25	74	69,412
Interactive Media & Services | 3.9%
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	214,505

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Snap, Inc., 0.750%, 08/01/26	$136	$125,086
		339,591
IT Services | 7.4%
Akamai Technologies, Inc., 0.375%, 09/01/27	151	139,435
Block, Inc., 0.125%, 03/01/25	171	164,245
Cloudflare, Inc., 0.000%, 08/15/26	169	143,566
MongoDB, Inc., 0.250%, 01/15/26	99	128,279
Okta, Inc., 0.125%, 09/01/25	84	76,146
		651,671
Machinery | 1.0%
Middleby Corp., 1.000%, 09/01/25	66	82,187
Media | 3.5%
Cable One, Inc., 1.125%, 03/15/28	117	86,112
Liberty Broadband Corp., 3.125%, 03/31/53	135	132,638
Liberty Media Corp., 3.750%, 03/15/28	88	88,528
		307,278
Metals & Mining | 1.0%
MP Materials Corp., 0.250%, 04/01/26	94	88,798
Oil, Gas & Consumable Fuels | 2.4%
EQT Corp., 1.750%, 05/01/26	21	46,355
Pioneer Natural Resources Co., 0.250%, 05/15/25	77	164,780
		211,135
Passenger Airlines | 4.5%
JetBlue Airways Corp., 0.500%, 04/01/26	191	147,452
Southwest Airlines Co., 1.250%, 05/01/25	164	186,919
Spirit Airlines, Inc., 1.000%, 05/15/26	77	62,408
		396,779
Pharmaceuticals | 2.5%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	222,500
Description	Principal Amount (000)	Fair Value
Real Estate Management & Development | 1.5%
Zillow Group, Inc., 1.375%, 09/01/26	$112	$132,888
Semiconductors & Semiconductor Equipment | 8.4%
Enphase Energy, Inc., 0.000%, 03/01/26	151	155,907
Microchip Technology, Inc., 0.125%, 11/15/24	132	148,014
ON Semiconductor Corp., 0.500%, 03/01/29	172	179,673
Wolfspeed, Inc., 0.250%, 02/15/28	305	255,590
		739,184
Software | 12.2%
Bill Holdings, Inc., 0.000%, 12/01/25	98	90,111
Five9, Inc., 0.500%, 06/01/25	109	100,613
HubSpot, Inc., 0.375%, 06/01/25	73	115,960
Palo Alto Networks, Inc., 0.375%, 06/01/25	174	351,741
Splunk, Inc., 1.125%, 09/15/25	147	142,609
Tyler Technologies, Inc., 0.250%, 03/15/26	80	76,800
Ziff Davis, Inc., 1.750%, 11/01/26	120	117,900
Zscaler, Inc., 0.125%, 07/01/25	71	75,225
		1,070,959
Specialty Retail | 1.0%
Burlington Stores, Inc., 2.250%, 04/15/25	72	83,385
Total Convertible Corporate Bonds (Cost $7,310,849)		7,515,279

Description	Shares	Fair Value
Preferred Stocks | 12.8%
Automobile Components | 1.0%
Aptiv PLC Series A	694	$85,182
Banks | 1.1%
Wells Fargo & Co. Series L	83	97,629
Electric Utilities | 2.9%
NextEra Energy, Inc.	3,496	162,040

Description	Shares	Fair Value
Lazard US Convertibles Portfolio (concluded)
PG&E Corp.	653	$92,941
		254,981
Financial Services | 3.4%
AMG Capital Trust II	1,426	70,230
Bank of America Corp. Series L	193	225,378
		295,608
Health Care Equipment & Supplies | 2.2%
Becton Dickinson & Co. Series B	2,302	114,455
Boston Scientific Corp. Series A	648	78,434
		192,889
Independent Power & Renewable Electricity Producers | 1.2%
AES Corp.	1,211	108,397
Life Sciences Tools & Services | 1.0%
Danaher Corp. Series B	73	93,027
Total Preferred Stocks (Cost $1,137,074)		1,127,713
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $148,882)	148,882	148,882
Total Investments | 100.1% (Cost $8,596,805)		$8,791,874
Liabilities in Excess of Cash and Other Assets | (0.1)%		(12,000)
Net Assets | 100.0%		$8,779,874

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 87.0%
Aerospace & Defense | 0.6%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,500	$1,329,900
Automobile Components | 0.7%
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	241,752
5.250%, 07/15/31	1,500	1,295,595
		1,537,347
Automobiles | 0.3%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	819,837
Building Products | 1.4%
Builders FirstSource, Inc., 4.250%, 02/01/32 (#)	2,000	1,742,778
Griffon Corp., 5.750%, 03/01/28	1,750	1,622,600
		3,365,378
Capital Markets | 1.4%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,476,113
MPT Operating Partnership LP, 3.500%, 03/15/31	500	336,600
MSCI, Inc., 3.250%, 08/15/33 (#)	1,750	1,433,161
		3,245,874
Chemicals | 3.1%
Ashland LLC, 3.375%, 09/01/31 (#)	1,500	1,226,146
Methanex Corp., 5.125%, 10/15/27	1,750	1,649,293
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	847,776
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,430,625
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,272,840
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	963,910
		7,390,590
Commercial Services & Supplies | 5.3%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,726,520
ADT Security Corp.:
4.125%, 06/15/23	72	71,651
4.125%, 08/01/29 (#)	250	222,948
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,968,189
Description	Principal Amount (000)	Fair Value
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	$1,900	$1,820,316
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,929,016
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,583,750
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,777,500
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,344,375
		12,444,265
Construction Materials | 0.7%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,649,787
Consumer Finance | 0.8%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	889,990
4.125%, 08/17/27	1,000	916,240
		1,806,230
Consumer Staples Distribution & Retail | 2.8%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,305,141
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,274,010
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,616,350
US Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,353,078
		6,548,579
Containers & Packaging | 3.6%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	939,000
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,119,000
Ball Corp., 2.875%, 08/15/30	1,000	832,955
Crown Americas LLC, 4.250%, 09/30/26	500	479,334
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,464,320
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 02/01/28 (#)	1,000	1,011,155
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,878,625

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	$750	$790,341
		8,514,730
Diversified Consumer Services | 0.8%
Service Corp. International, 4.625%, 12/15/27	2,000	1,926,920
Diversified REITs | 4.3%
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,301,250
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	449,358
4.500%, 02/15/31 (#)	1,250	1,074,162
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,290,450
RHP Hotel Properties LP, 4.500%, 02/15/29 (#)	1,750	1,580,740
SBA Communications Corp., 3.125%, 02/01/29	1,500	1,304,910
VICI Properties LP / VICI Note Co. Inc.
4.500%, 09/01/26 (#)	1,800	1,693,182
4.250%, 12/01/26 (#)	1,500	1,399,524
		10,093,576
Diversified Telecommunication Services | 1.8%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,408,125
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	1,983,523
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	1,250	950,000
		4,341,648
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,202,654
Electrical Equipment | 1.1%
Rackspace Technology Global, Inc., 3.500%, 02/15/28	0	0
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	1,002,275
3.750%, 02/15/31 (#)	250	218,750
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,328,123
		2,549,148
Energy Equipment & Services | 0.4%
DCP Midstream Operating LP, 3.250%, 02/15/32	1,050	885,392
Description	Principal Amount (000)	Fair Value
Entertainment | 2.2%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	$1,500	$1,297,500
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	1,550	1,519,000
3.750%, 01/15/28 (#)	500	447,500
Netflix, Inc., 4.375%, 11/15/26	500	494,375
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	1,800	1,504,836
		5,263,211
Financial Services | 1.1%
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	564,200
3.625%, 01/15/29 (#)	1,000	552,920
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,529,062
		2,646,182
Food Products | 3.6%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,396,875
Darling Ingredients, Inc., 6.000%, 06/15/30 (#)	2,000	1,993,200
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,830,000
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,760,200
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,546,828
		8,527,103
Gas Utilities | 0.6%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,519,000
Health Care Equipment & Supplies | 1.9%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,342,500
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,941,440
Medline Borrower LP, 3.875%, 04/01/29 (#)	1,500	1,301,250
		4,585,190
Health Care Providers & Services | 4.2%
Centene Corp., 3.375%, 02/15/30	1,500	1,308,666
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,615,185
HCA, Inc., 3.500%, 09/01/30	2,000	1,781,380

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	$1,250	$1,022,330
Molina Healthcare, Inc., 3.875%, 05/15/32 (#)	1,750	1,470,702
PRA Health Sciences, Inc., 2.875%, 07/15/26 (#)	200	184,482
Tenet Healthcare Corp.:
4.625%, 07/15/24	309	304,804
4.875%, 01/01/26	1,000	980,360
4.375%, 01/15/30	1,500	1,346,250
		10,014,159
Hotels, Restaurants & Leisure | 8.1%
1011778 BC ULC / New Red Finance Inc. 3.875%, 01/15/28 (#)	2,100	1,953,000
Boyd Gaming Corp.:
4.750%, 12/01/27	850	815,235
4.750%, 06/15/31 (#)	1,250	1,135,250
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,961,630
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,481,278
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,687,500
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,447,875
MGM Resorts International, 4.625%, 09/01/26	800	756,604
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,822,254
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,477,875
Travel + Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,300,791
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,962,500
Yum! Brands, Inc., 4.625%, 01/31/32	1,500	1,395,000
		19,196,792
Household Durables | 0.7%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,539,615
Household Products | 1.2%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,079,951
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,776,928
		2,856,879
Description	Principal Amount (000)	Fair Value
Independent Power & Renewable Electricity Producers | 1.3%
Calpine Corp., 4.500%, 02/15/28 (#)	$1,500	$1,391,428
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,670,725
		3,062,153
Interactive Media & Services | 0.5%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,294,139
IT Services | 0.5%
Block, Inc., 3.500%, 06/01/31	1,450	1,190,812
Machinery | 3.2%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,695,694
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	729,375
4.625%, 05/15/30 (#)	1,000	898,475
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,786,545
Terex Corp., 5.000%, 05/15/29 (#)	1,000	930,510
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,544,121
		7,584,720
Media | 9.4%
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	472,500
4.750%, 03/01/30 (#)	1,500	1,299,592
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,795,000
DISH DBS Corp.:
5.250%, 12/01/26 (#)	1,000	797,895
5.750%, 12/01/28 (#)	750	559,687
GCI LLC, 4.750%, 10/15/28 (#)	250	215,683
Gray Escrow II, Inc., 5.375%, 11/15/31 (#)	1,000	664,000
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,290,000
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,386,046
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,071,909
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,176,994
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,531,250
4.125%, 12/01/30 (#)	1,000	806,250
Sirius XM Radio, Inc.:

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
5.000%, 08/01/27 (#)	$1,750	$1,638,367
3.875%, 09/01/31 (#)	1,000	777,500
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,512,534
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,964,360
Videotron Ltd., 5.125%, 04/15/27 (#)	500	482,610
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,719,620
		22,161,797
Metals & Mining | 1.3%
FMG Resources August 2006 Pty. Ltd., 4.500%, 09/15/27 (#)	1,750	1,680,525
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,378,192
		3,058,717
Mortgage Real Estate Investment Trusts (REITs) | 0.6%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	1,743	1,448,398
Oil, Gas & Consumable Fuels | 7.6%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,354,095
Cheniere Energy Partners LP, 3.250%, 01/31/32	1,750	1,445,710
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,176,107
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,516,923
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,652,235
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	1,000	933,576
Murphy Oil Corp., 5.875%, 12/01/27	500	486,967
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,645,035
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,595,178
Southwestern Energy Co.:
5.700%, 01/23/25	1,800	1,800,882
4.750%, 02/01/32	250	220,747
Sunoco LP / Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,808,740
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,142,954
Description	Principal Amount (000)	Fair Value
Targa Resources Partners LP, 4.000%, 01/15/32	$1,500	$1,307,310
		18,086,459
Passenger Airlines | 0.4%
United Airlines Pass-Through Trust , Series A, 4.150%, 10/11/25	1,065	1,043,057
Software | 1.7%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,070,963
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,309,089
NCR Corp.:
5.750%, 09/01/27 (#)	1,000	982,730
5.125%, 04/15/29 (#)	750	648,941
		4,011,723
Specialty Retail | 1.7%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	898,170
5.000%, 02/15/32 (#)	750	657,004
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	880,300
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,510,827
		3,946,301
Technology Hardware, Storage & Peripherals | 1.6%
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	1,840,851
Western Digital Corp., 4.750%, 02/15/26	2,000	1,918,909
		3,759,760
Trading Companies & Distributors | 3.0%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,001,550
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,450,275
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,447,500
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,607,369
United Rentals North America, Inc.:
5.500%, 05/15/27	500	495,255
3.875%, 11/15/27	1,100	1,031,525
		7,033,474
Wireless Telecommunication Services | 1.0%
Sprint Corp., 7.125%, 06/15/24	500	508,286

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
T-Mobile USA, Inc., 3.500%, 04/15/31	$2,000	$1,798,337
		2,306,623
Total Corporate Bonds (Cost $227,707,761)		205,788,119

Description	Shares	Fair Value
Exchange-Traded Funds | 4.2%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $10,016,803)	568,181	$9,948,849
Short-Term Investments | 7.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 3.79% (7 day yield) (Cost $17,951,100)	17,951,100	17,951,100
Total Investments | 98.8% (Cost $255,675,664)		$233,688,068
Cash and Other Assets in Excess of Liabilities | 1.2%		2,801,482
Net Assets | 100.0%		$236,489,550

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Corporate Bonds | 13.5%
Banks | 6.6%
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	$1,800	$1,694,724
JPMorgan Chase & Co., 2.301% (SOFR + 1.160%), 10/15/25 (§)	1,725	1,649,501
		3,344,225
Capital Markets | 3.2%
Goldman Sachs Group, Inc., 4.000%, 03/03/24	1,650	1,626,656
Consumer Finance | 3.7%
American Express Co., 2.500%, 07/30/24	1,975	1,907,178
Total Corporate Bonds (Cost $6,990,142)		6,878,059
U.S. Treasury Securities | 86.2%
U.S. Treasury Notes:
0.000%, 07/18/23	14,720	14,518,134
0.000%, 09/14/23	14,950	14,629,376
0.375%, 10/31/23	1,875	1,829,150
0.875%, 01/31/24	9,005	8,720,428
1.500%, 02/29/24	4,480	4,354,525
Total U.S. Treasury Securities (Cost $44,390,471)		44,051,613

Description	Shares	Fair Value
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $127,541)	127,541	$127,541
Total Investments | 99.9% (Cost $51,508,154)		$51,057,213
Cash and Other Assets in Excess of Liabilities | 0.1%		50,093
Net Assets | 100.0%		$51,107,306

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.6%
United States | 0.6%
Burlington Stores, Inc. (*), (±)	3	$606
Fisker, Inc. (*), (±)	5,487	33,690
Fiverr International Ltd. (*)	9	314
Health Catalyst, Inc. (*), (±)	403	4,703
Lucid Group, Inc. (*), (±)	4,257	34,226
MannKind Corp. (*), (±)	32,330	132,553
NuVasive, Inc. (*), (±)	157	6,486
Upwork, Inc. (*), (±)	87	985
		213,563
Total Common Stocks
(Cost $237,664)		213,563

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 156.7%
Australia | 0.1%
Zip Co. Ltd., 0.000%, 04/23/28 (±)	AUD	300	$46,123
Austria | 1.4%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	700	529,128
Brazil | 1.7%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	999	564,565
MercadoLibre, Inc., 2.000%, 08/15/28 (±)	USD	28	84,588
			649,153
Canada | 4.0%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	315	308,700
Dye & Durham Ltd., 3.750%, 03/01/26	CAD	783	453,201
Ivanhoe Mines Ltd., 2.500%, 04/15/26 (±)	USD	350	480,129
Lithium Americas Corp., 1.750%, 01/15/27 (±)	USD	199	163,180
Shopify, Inc., 0.125%, 11/01/25 (±)	USD	63	55,692
StorageVault Canada, Inc., 5.000%, 03/31/28	CAD	121	90,507
			1,551,409
China | 1.8%
Li Auto, Inc., 0.250%, 05/01/28 (±)	USD	614	683,996
Description	Security Currency	Principal Amount (000)	Fair Value
Hong Kong | 2.0%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	6,000	$775,233
Macau | 0.6%
Wynn Macau Ltd., 4.500%, 03/07/29 (±)	USD	200	217,800
Netherlands | 0.8%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	309,082
Panama | 6.1%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	1,272	2,356,873
Singapore | 2.7%
Sea Ltd.:
0.250%, 09/15/26 (±)	USD	495	390,307
2.375%, 12/01/25 (±)	USD	542	663,624
			1,053,931
South Korea | 1.0%
Delivery Hero SE Series A 1.000%, 04/30/26 (±)	EUR	500	407,997
United Kingdom | 0.5%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	181,388
United States | 134.0%
8x8, Inc., 4.000%, 02/01/28 (±)	USD	403	357,159
Alliant Energy Corp., 3.875%, 03/15/26 (±)	USD	45	46,729
Altair Engineering, Inc., 1.750%, 06/15/27 (±)	USD	218	254,951
Alteryx, Inc., 1.000%, 08/01/26 (±)	USD	110	93,775
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	582	675,411
Amyris, Inc., 1.500%, 11/15/26 (±)	USD	655	181,763
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	437	816,371
Arbor Realty Trust, Inc., 7.500%, 08/01/25 (±)	USD	446	419,240
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	539	595,201
Avadel Finance Cayman Ltd.:
6.000%, 04/01/27	USD	674	653,402
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	262	222,438

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Bill Holdings, Inc., 0.000%, 12/01/25 (±)	USD	785	$721,807
Blackline, Inc.:
0.125%, 08/01/24 (±)	USD	285	313,704
0.000%, 03/15/26 (±)	USD	107	91,218
Block, Inc., 0.125%, 03/01/25 (±)	USD	152	145,996
Bloom Energy Corp., 2.500%, 08/15/25 (±)	USD	766	1,066,119
Braemar Hotels & Resorts, Inc., 4.500%, 06/01/26 (±)	USD	499	456,963
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	50	37,050
Carnival Corp., 5.750%, 10/01/24 (±)	USD	260	325,520
5.750%, 12/01/27 (±)	USD	137	148,577
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	293	239,322
Cerence, Inc., 3.000%, 06/01/25 (±)	USD	491	516,548
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	175	145,688
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	505	517,493
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	855	1,088,381
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	873	616,338
Collegium Pharmaceutical, Inc., 2.875%, 02/15/29 (±)	USD	535	479,894
CONMED Corp., 2.250%, 06/15/27 (±)	USD	299	297,655
Cutera, Inc.:
2.250%, 03/15/26 (±)	USD	175	175,998
2.250%, 06/01/28 (±)	USD	597	444,077
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	264	119,561
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	358	519,100
DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	78	61,640
DISH Network Corp.:
0.000%, 12/15/25 (±)	USD	246	131,118
3.375%, 08/15/26 (±)	USD	103	53,560
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	799	1,232,484
Encore Capital Group, Inc., 4.000%, 03/15/29 (±)	USD	504	506,016
Enphase Energy, Inc., 0.000%, 03/01/26 (±)	USD	310	320,075
Description	Security Currency	Principal Amount (000)	Fair Value
Envestnet, Inc., 0.750%, 08/15/25 (±)	USD	388	$351,867
Etsy, Inc., 0.250%, 06/15/28 (±)	USD	243	202,376
Everbridge, Inc.:
0.125%, 12/15/24 (±)	USD	163	148,534
0.000%, 03/15/26 (±)	USD	215	178,853
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	509	608,255
Exact Sciences Corp., 0.375%, 03/15/27 (±)	USD	89	83,258
EZCORP, Inc.:
2.875%, 07/01/24 (±)	USD	637	680,033
3.750%, 12/15/29 (±)	USD	437	431,389
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	646	315,575
Five9, Inc., 0.500%, 06/01/25 (±)	USD	80	73,845
Fiverr International Ltd., 0.000%, 11/01/25 (±)	USD	149	124,421
Ford Motor Co., 0.000%, 03/15/26 (±)	USD	602	604,408
Freshpet, Inc., 3.000%, 04/01/28 (±)	USD	153	178,207
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	88	37,453
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	283	78,083
Granite Construction, Inc., 2.750%, 11/01/24 (±)	USD	360	489,258
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	306	261,171
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	35	13,825
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	922	959,341
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	357	349,681
HAT Holdings I LLC / HAT Holdings II LLC, 0.000%, 05/01/25 (±)	USD	439	413,179
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	703	964,834
Herbalife Nutrition Ltd., 4.250%, 06/15/28 (±)	USD	219	261,705
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	1,143	1,111,567
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	485	449,837
Innoviva, Inc., 2.125%, 03/15/28 (±)	USD	725	571,150

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
INOTIV, Inc., 3.250%, 10/15/27 (±)	USD	376	$165,834
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	677	526,335
Integer Holdings Corp., 2.125%, 02/15/28 (±)	USD	9	9,842
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26 (±)	USD	81	73,913
Ionis Pharmaceuticals, Inc., 0.125%, 12/15/24 (±)	USD	122	112,875
Kaman Corp., 3.250%, 05/01/24 (±)	USD	1,396	1,323,408
KKR Real Estate Finance Trust, Inc., 6.125%, 05/15/23 (±)	USD	165	164,175
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	531	398,675
Liberty Broadband Corp., 3.125%, 03/31/53 (±)	USD	437	429,352
Liberty Media Corp.:
3.750%, 03/15/28 (±)	USD	181	182,086
2.750%, 12/01/49 (±)	USD	645	576,307
Live Nation Entertainment, Inc., 3.125%, 01/15/29 (±)	USD	261	256,563
Livent Corp., 4.125%, 07/15/25 (±)	USD	387	990,333
Luminar Technologies, Inc., 1.250%, 12/15/26 (±)	USD	153	100,508
Magnite, Inc., 0.250%, 03/15/26 (±)	USD	162	131,046
Marathon Digital Holdings, Inc., 1.000%, 12/01/26 (±)	USD	170	65,985
Marcus Corp., 5.000%, 09/15/25 (±)	USD	398	632,820
Marriott Vacations Worldwide Corp., 3.250%, 12/15/27 (±)	USD	495	483,862
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	724	648,696
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	243	576,798
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	582	480,377
Model N, Inc., 2.625%, 06/01/25 (±)	USD	51	62,124
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	200	188,932
NCL Corp. Ltd.:
6.000%, 05/15/24 (±)	USD	221	270,085
5.375%, 08/01/25 (±)	USD	299	323,368
1.125%, 02/15/27 (±)	USD	505	361,659
Description	Security Currency	Principal Amount (000)	Fair Value
2.500%, 02/15/27 (±)	USD	505	$381,527
NextGen Healthcare, Inc., 3.750%, 11/15/27 (±)	USD	437	433,157
ON Semiconductor Corp., 0.500%, 03/01/29 (±)	USD	18	18,803
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	388	356,717
PagerDuty, Inc., 1.250%, 07/01/25 (±)	USD	194	218,535
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	395	885,985
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	831	707,578
PennyMac Corp. , 5.500%, 03/15/26 (±)	USD	902	787,160
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	426	399,907
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	9	7,889
Plug Power, Inc., 3.750%, 06/01/25 (±)	USD	318	753,342
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	292	159,140
Post Holdings, Inc., 2.500%, 08/15/27 (±)	USD	88	92,418
PPL Capital Funding, Inc., 2.875%, 03/15/28 (±)	USD	88	88,764
Q2 Holdings, Inc., 0.125%, 11/15/25	USD	62	51,373
Redfin Corp., 0.500%, 04/01/27 (±)	USD	24	14,844
Redfin Corp., 0.000%, 10/15/25 (±)	USD	163	117,259
Redwood Trust, Inc., 7.750%, 06/15/27 (±)	USD	393	342,156
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	591	727,816
RingCentral, Inc., 0.000%, 03/15/26 (±)	USD	389	316,568
Royal Caribbean Cruises Ltd.:
2.875%, 11/15/23 (±)	USD	350	360,325
6.000%, 08/15/25 (±)	USD	502	767,809
Sabre GLBL, Inc., 4.000%, 04/15/25 (±)	USD	243	219,956
Semtech Corp., 1.625%, 11/01/27 (±)	USD	486	446,148
Shift4 Payments, Inc.:
0.000%, 12/15/25 (±)	USD	652	765,188
0.500%, 08/01/27 (±)	USD	44	41,734
SMART Global Holdings, Inc., 2.000%, 02/01/29 (±)	USD	111	114,275

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
SolarEdge Technologies, Inc., 0.000%, 09/15/25 (±)	USD	122	$158,722
Southern Co., 3.875%, 12/15/25 (±)	USD	63	64,023
Splunk, Inc., 1.125%, 09/15/25 (±)	USD	495	480,213
Spotify USA, Inc., 0.000%, 03/15/26 (±)	USD	136	114,512
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	250	215,175
Sunnova Energy International, Inc., 2.625%, 02/15/28 (±)	USD	364	264,089
TPI Composites, Inc., 5.250%, 03/15/28 (±)	USD	62	68,851
Transocean, Inc., 4.625%, 09/30/29 (±)	USD	112	232,353
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	553	480,591
United States Steel Corp., 5.000%, 11/01/26 (±)	USD	531	1,082,178
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	616	360,052
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	386	304,321
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	768	850,694
Veeco Instruments, Inc.:
3.500%, 01/15/25 (±)	USD	317	346,846
3.750%, 06/01/27 (±)	USD	805	1,337,670
Virgin Galactic Holdings, Inc., 2.500%, 02/01/27 (±)	USD	127	60,960
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	299	297,530
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	485	535,682
WisdomTree, Inc., 5.750%, 08/15/28 (±)	USD	79	78,566
Wolfspeed, Inc., 0.250%, 02/15/28 (±)	USD	73	61,174
Workiva, Inc., 1.125%, 08/15/26 (±)	USD	199	281,123
Xometry, Inc., 1.000%, 02/01/27 (±)	USD	395	264,729
			52,082,832
Total Convertible Corporate Bonds (Cost $63,622,185)			60,844,945

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.0%
Call
American Airlines Group, Inc., Expires 04/14/23	MSC	27	$15	$2,700	$1,026
Gol Linhas Aereas Inteligentes, Expires 04/21/23	MSC	18	4	1,800	54
Opendoor Technologies, Inc. Expires 05/19/23	MSC	53	2	5,300	1,272
Porch Group, Inc. Expires 06/16/23	MSC	34	5	3,400	170
Qurate Retail, Inc. Expires 04/21/23	MSC	81	3	8,100	81
Ring Central, Inc. Expires 06/16/23	MSC	3	50	300	45
Put
Groupon, Inc., Expires 09/15/23	MSC	12	4	1,200	1,080
Groupon, Inc. Expires 10/20/23	MSC	6	4	600	570
Royal Caribbean Cruises, Ltd., Expires 04/14/23	MSC	9	61	900	765
Total Purchased Options (Cost $7,546)
					5,063

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | 7.1%
U.S. Treasury Note, 4.125%, 10/31/27 (±) (Cost $2,726,323)	USD	2,720	$2,772,169

Description	Shares	Fair Value
Short-Term Investments | 6.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $2,664,227)	2,664,227	$2,664,227

Total Investments excluding Securities Sold Short | 171.3% (Cost $69,257,945)		$66,499,967

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Securities Sold Short | (96.9)%
Common Stocks | (68.6)%
Austria | (0.2)%
ams-OSRAM AG	(7,799)	$(60,933)
Brazil | (0.2)%
MercadoLibre, Inc.	(68)	(89,628)
Canada | (1.2)%
Dye & Durham Ltd.	(2,254)	(29,987)
Ivanhoe Mines Ltd., Class A	(39,121)	(353,435)
Lithium Americas Corp.	(2,419)	(52,637)
StorageVault Canada, Inc.	(8,172)	(37,126)
		(473,185)
China | (1.0)%
Li Auto, Inc. ADR	(15,160)	(378,242)
Hong Kong | (1.1)%
Cathay Pacific Airways Ltd.	(445,000)	(429,062)
Netherlands | (0.2)%
Pharming Group NV	(57,516)	(76,585)
Panama | (5.5)%
Copa Holdings SA, Class A	(22,949)	(2,119,340)
Singapore | (1.0)%
Sea Ltd. ADR	(4,289)	(371,213)
South Korea | 0.0%
Delivery Hero SE	(353)	(12,010)
United Kingdom | 0.0%
Just Eat Takeaway.com NV	(266)	(5,085)
United States | (58.2)%
8x8, Inc.	(43,728)	(182,346)
Alliant Energy Corp.	(269)	(14,365)
Altair Engineering, Inc., Class A	(2,447)	(176,453)
Alteryx, Inc.	(70)	(4,119)
American Airlines Group, Inc.	(23,778)	(350,725)
Amyris, Inc.	(13,227)	(17,989)
Anywhere Real Estate, Inc.	(790)	(4,171)
Apellis Pharmaceuticals, Inc.	(9,691)	(639,218)
Arbor Realty Trust, Inc. REIT	(6,367)	(73,157)
Array Technologies, Inc.	(19,604)	(428,936)
ATI, Inc.	(78)	(3,078)
Avadel Pharmaceuticals PLC ADR	(46,322)	(424,310)
Axon Enterprise, Inc.	(2)	(450)
Bandwidth, Inc., Class A	(222)	(3,374)
Beauty Health Co.	(335)	(4,231)
Bentley Systems, Inc., Class B	(441)	(18,959)
Bill Holdings, Inc.	(2,457)	(199,361)
Description	Shares	Fair Value
Blackline, Inc.	(2,145)	$(144,037)
Block, Inc.	(303)	(20,801)
Bloom Energy Corp.	(36,497)	(727,385)
Braemar Hotels & Resorts, Inc. REIT	(47,044)	(181,590)
Bridgebio Pharma, Inc.	(840)	(13,927)
Carnival Corp.	(28,952)	(293,863)
Century Aluminum Co.	(12,090)	(120,900)
Cerence, Inc.	(6,512)	(182,922)
Charter Communications, Inc., Class A	(320)	(114,435)
Cheesecake Factory, Inc.	(321)	(11,251)
Chefs’ Warehouse, Inc.	(8,608)	(293,102)
Cinemark Holdings, Inc.	(26,182)	(387,232)
Cloudflare, Inc.	(70)	(4,316)
Coherus Biosciences, Inc.	(23,517)	(160,856)
Collegium Pharmaceutical, Inc.	(10,142)	(243,307)
CONMED Corp.	(1,290)	(133,979)
Cutera, Inc.	(10,626)	(250,986)
Danimer Scientific, Inc.	(13,639)	(47,055)
Datadog, Inc. Class A	(61)	(4,432)
Desktop Metal, Inc.	(197,928)	(455,234)
DigitalOcean Holdings, Inc.	(244)	(9,557)
DISH Network Corp., Class A	(305)	(2,846)
Dynavax Technologies Corp.	(639)	(6,269)
Eagle Bulk Shipping, Inc.	(23,164)	(1,053,962)
Encore Capital Group, Inc.	(5,655)	(285,295)
Enphase Energy, Inc.	(614)	(129,112)
Envestnet, Inc.	(618)	(36,258)
Envista Holdings Corp.	(90)	(3,679)
Etsy, Inc.	(503)	(55,999)
Everbridge, Inc.	(127)	(4,403)
Evolent Health, Inc.	(10,253)	(332,710)
Exact Sciences Corp.	(515)	(34,922)
EZCORP, Inc. Class A	(64,767)	(556,996)
Five9, Inc.	(549)	(39,687)
Ford Motor Co.	(21,121)	(266,125)
Freshpet, Inc.	(1,810)	(119,804)
Gossamer Bio, Inc.	(17,436)	(21,969)
Granite Construction, Inc.	(8,958)	(367,995)
Greenbrier Cos., Inc.	(2,591)	(83,352)
Groupon, Inc.	(56)	(236)
Guess?, Inc.	(5,567)	(108,334)
Guidewire Software, Inc.	(1,187)	(97,393)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(1,684)	(48,162)
Helix Energy Solutions Group, Inc.	(79,324)	(613,968)
Herbalife Nutrition Ltd.	(10,666)	(171,723)
HubSpot, Inc.	(24)	(10,290)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
I3 Verticals, Inc., Class A	(5,330)	$(130,745)
Innoviva, Inc.	(6,911)	(77,749)
Inotiv, Inc.	(3,203)	(13,869)
Insmed, Inc.	(14,083)	(240,115)
Integer Holdings Corp.	(47)	(3,642)
Ionis Pharmaceuticals, Inc.	(631)	(22,552)
LCI Industries	(29)	(3,186)
LendingTree, Inc.	(44)	(1,173)
Liberty Media Corp.-Liberty SiriusXM	(1,713)	(48,118)
Live Nation Entertainment, Inc.	(1,348)	(94,360)
Livent Corp.	(42,699)	(927,422)
Luminar Technologies, Inc.	(5,621)	(36,480)
Magnite, Inc.	(427)	(3,954)
Marathon Digital Holdings, Inc.	(1,007)	(8,781)
Marcus Corp.	(33,630)	(538,080)
Marriott Vacations Worldwide Corp.	(1,496)	(201,751)
Match Group, Inc.	(2,263)	(86,877)
Mesa Laboratories, Inc.	(2)	(349)
Microchip Technology, Inc.	(6,749)	(565,431)
Mitek Systems, Inc.	(10,960)	(105,106)
Model N, Inc.	(1,056)	(35,344)
MongoDB, Inc.	(25)	(5,828)
MP Materials Corp.	(2,660)	(74,985)
National Vision Holdings, Inc.	(744)	(14,017)
NeoGenomics, Inc.	(990)	(17,236)
NextGen Healthcare, Inc.	(10,455)	(182,022)
Norwegian Cruise Line Holdings Ltd.	(36,691)	(493,494)
Okta, Inc.	(274)	(23,630)
ON Semiconductor Corp.	(125)	(10,290)
Pacira BioSciences, Inc.	(1,855)	(75,703)
PagerDuty, Inc.	(3,069)	(107,354)
Palo Alto Networks, Inc.	(4,445)	(887,844)
PAR Technology Corp.	(68)	(2,309)
Pebblebrook Hotel Trust REIT	(4,917)	(69,035)
PennyMac Mortgage Investment Trust	(793)	(9,778)
PetIQ, Inc.	(2,431)	(27,811)
Plug Power, Inc.	(60,896)	(713,701)
Post Holdings, Inc.	(561)	(50,417)
PPL Corp.	(971)	(26,984)
Q2 Holdings, Inc.	(176)	(4,333)
Rapid7, Inc.	(133)	(6,106)
Redfin Corp.	(1,925)	(17,440)
Redwood Trust, Inc. REIT	(12,540)	(84,520)
Repay Holdings Corp.	(1,247)	(8,193)
Revance Therapeutics, Inc.	(14,261)	(459,347)
Description	Shares	Fair Value
Royal Caribbean Cruises Ltd.	(8,522)	$(556,487)
Sabre Corp.	(15,556)	(66,735)
Semtech Corp.	(8,608)	(207,797)
Shift4 Payments, Inc., Class A	(6,026)	(456,771)
SMART Global Holdings, Inc.	(3,878)	(66,857)
Snap, Inc.	(1,422)	(15,941)
SolarEdge Technologies, Inc.	(334)	(101,519)
Southern Co.	(231)	(16,073)
Splunk, Inc.	(722)	(69,225)
Spotify Technology SA	(171)	(22,849)
Summit Hotel Properties, Inc. REIT	(10,517)	(73,619)
Sunnova Energy International, Inc.	(8,000)	(124,960)
Topgolf Callaway Brands Corp.	(340)	(7,351)
TPI Composites, Inc.	(3,375)	(44,044)
Transocean Ltd.	(30,689)	(195,182)
Two Harbors Investment Corp.	(472)	(6,943)
United States Steel Corp.	(36,225)	(945,472)
Unity Software, Inc.	(67)	(2,173)
Varex Imaging Corp.	(22,654)	(412,076)
Veeco Instruments, Inc.	(51,559)	(1,089,442)
Virgin Galactic Holdings, Inc.	(8,958)	(36,280)
Vishay Intertechnology, Inc.	(1,399)	(31,645)
Wayfair, Inc., Class A	(1,444)	(49,587)
Winnebago Industries, Inc.	(4,930)	(284,461)
WisdomTree, Inc.	(4,597)	(26,938)
Wolfspeed, Inc.	(387)	(25,136)
Workiva, Inc.	(2,004)	(205,230)
Xometry, Inc.	(3,257)	(48,757)
Zillow Group, Inc. Class C	(2,345)	(104,282)
Zscaler, Inc.	(70)	(8,178)
		(22,617,369)
Total Common Stocks
(Proceeds $27,173,140)		(26,632,652)
Exchange-Traded Funds | (8.8)%
Invesco QQQ Trust Series 1	(1,962)	(629,665)
iShares iBoxx High Yield Corporate Bond ETF	(36,756)	(2,776,916)
Total Exchange-Traded Funds
(Proceeds $3,313,942)		(3,406,581)

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | (28.3)%
U.S. Treasury Bill, 0.000%, 04/04/23 (Proceeds $10,995,793)	USD	11,000	$(10,998,596)

Description	Fair Value
Total Securities Sold Short | (105.7)% (Proceeds $41,482,875)	$(41,037,829)
Total Investments | 65.6% (Cost and short proceeds $27,775,070) (»)	$25,462,138
Cash and Other Assets in Excess of Liabilities | 34.4%	13,359,948
Net Assets | 100.0%	$38,822,086

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at March 31, 2023:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	55,968	AUD	84,000	SSB	06/29/23	$—	$358
USD	498,234	CAD	684,000	SSB	06/29/23	—	8,581
USD	1,420,957	EUR	1,314,000	SSB	06/29/23	—	10,968
USD	324,499	HKD	2,537,000	SSB	06/29/23	52	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$52	$19,907

Total Return Swap Agreements open at March 31, 2023:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	NIP	$97,783	11/30/27	3D Systems Corp. 0.000%, 11/15/26	4.82%	$2,382	$—
USD	BNP	388,339	09/22/23	Airbnb, Inc. 0.000%, 03/15/26	4.82	8,065	—
USD	NIP	121,444	11/30/27	Alphatec Holdings, Inc. 0.750%, 08/01/26	4.82	7,874	—
USD	BNP	132,625	09/22/23	Alteryx, Inc. 1.000%, 08/01/26	4.82	—	488
USD	NIP	934,544	11/30/27	ATI, Inc. 3.500%, 06/15/25	4.82	20,968	—
USD	NIP	480,444	11/30/27	Avid SPV LLC 1.250%, 03/15/26	4.82	6,277	—
USD	BNP	47,082	09/22/23	Axon Enterprise, Inc. 0.500%, 12/15/27	4.82	5,860	—
USD	BNP	464	09/22/23	Bandwidth, Inc.	4.82	23	—
USD	NIP	212,524	11/30/27	Bandwidth, Inc. 0.500%, 04/01/28	4.82	23,426	—
USD	BNP	496,223	09/22/23	Beauty Health Co 1.250%, 10/01/26	4.82	11,715	—
USD	BNP	449,229	09/22/23	Blackline, Inc. 0.000%, 03/15/26	4.82	—	2,519
USD	BNP	283,128	09/22/23	Burlington Stores, Inc. 2.250%, 04/15/25	4.82	5,245	—
USD	NIP	190,178	11/30/27	Chegg, Inc. 0.000%, 09/01/26	4.82	3,005	—
USD	NIP	422,691	11/30/27	Chegg, Inc. 0.125%, 03/15/25	4.82	4,989	—
USD	NIP	399,737	11/30/27	Cloudflare, Inc. 0.000%, 08/15/26	4.82	13,969	—
USD	BNP	387,751	09/22/23	Confluent, Inc. 0.000%, 01/15/27	4.82	34,330	—
USD	NIP	304,490	11/30/27	Datadog, Inc. 0.125%, 06/15/25	4.82	10,015	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$539,072	09/22/23	DigitalOcean Holdings, Inc. 0.000%, 12/01/26	4.82%	$41,769	$—
USD	NIP	251,053	11/30/27	DISH Network Corp. 3.375%, 08/15/26	4.82	—	74,253
USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp. 2.500%, 05/15/26	4.82	—	175,115
USD	BNP	470,113	09/22/23	Encore Capital Group, Inc. 3.250%, 10/01/25	4.82	—	43,531
USD	BNP	130,541	09/22/23	Enphase Energy, Inc. 0.000%, 03/01/28	4.82	—	4,484
USD	NIP	499,932	11/30/27	Envista Holdings Corp. 2.375%, 06/01/25	4.82	17,456	—
USD	BNP	237,503	09/22/23	Etsy, Inc. 0.125%, 10/01/26	4.82	—	46,525
USD	BNP	198,334	09/22/23	Five9, Inc. 0.500%, 06/01/25	4.82	—	3,569
USD	BNP	535,825	09/22/23	Fiverr International, Ltd. 0.000%, 11/01/25	4.82	18,640	—
USD	BNP	141,366	09/22/23	Groupon, Inc. 1.125%, 03/15/26	4.82	—	55,253
USD	BNP	246,706	09/22/23	Harmonic, Inc. 2.000%, 09/01/24	4.82	11,644	—
USD	NIP	511,320	11/30/27	Health Catalyst, Inc.	4.82	18,991	—
USD	NIP	100,718	11/30/27	HubSpot, Inc. 0.375%, 06/01/25	4.82	12,066	—
USD	NIP	339,206	11/30/27	JetBlue Airways Corp. 0.500%, 04/01/26	4.82	6,650	—
USD	BNP	294,091	09/22/23	Karyopharm Therapeutics, Inc. 3.000%, 10/15/25	4.82	—	8,021
USD	NIP	224,198	11/30/27	LCI Industries 1.125%, 02/15/30	4.82	—	4,044
USD	BNP	452,703	09/22/23	Liberty Interactive LLC 4.000%, 11/15/29	4.82	—	317,103
USD	BNP	944,024	09/22/23	Liberty Interactive LLC 3.750%, 02/15/30	4.82	—	657,794
USD	NIP	101,198	11/30/27	Live Nation Entertainment, Inc. 2.000%, 02/15/25	4.82	—	6,332
USD	NIP	389,553	11/30/27	Lucid Group, Inc. 1.250%, 12/15/26	4.82	—	44,473
USD	BNP	51,457	09/22/23	Magnite, Inc. 0.250%, 03/15/26	4.82	5,168	—
USD	NIP	1,602,997	11/30/27	MannKind Corp. 2.500%, 03/01/26	4.82	—	239,664
USD	BNP	130,662	09/22/23	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	4.82	—	12,929

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$362,244	11/30/27	MercadoLibre, Inc. 2.000%, 08/15/28	4.82%	$39,549	$—
USD	BNP	203,866	09/22/23	Mesa Laboratories, Inc. 1.375%, 08/15/25	4.82	—	5,896
USD	NIP	344,422	11/30/27	MongoDB, Inc. 0.250%, 01/15/26	4.82	13,205	—
USD	NIP	942,819	11/30/27	National Vision Holdings, Inc. 2.500%, 05/15/25	4.82	—	265,571
USD	BNP	237,969	09/22/23	NeoGenomics, Inc. 1.250%, 05/01/25	4.82	315	—
USD	NIP	192,385	11/30/27	NIO, Inc. 0.000%, 02/01/26	4.82	10,379	—
USD	NIP	154,161	11/30/27	Nutanix, Inc. 0.250%, 10/01/27	4.82	—	7,448
USD	NIP	501,241	11/30/27	NuVasive, Inc. 1.000%, 06/01/23	4.82	9,254	—
USD	NIP	271,285	11/30/27	NuVasive, Inc. 0.375%, 03/15/25	4.82	—	1,207
USD	NIP	622,918	11/30/27	Okta, Inc. 0.125%, 09/01/25	4.82	13,445	—
USD	NIP	272,259	11/30/27	PAR Technology Corp. 1.500%,10/15/27	4.82	3,009	—
USD	BNP	406,018	09/22/23	PetIQ, Inc. 4.000%, 06/01/26	4.82	8,566	—
USD	BNP	386,856	09/22/23	Porch Group, Inc. 0.750%, 09/15/26	4.82	—	20,071
USD	BNP	832,063	09/22/23	PRA Group, Inc. 3.500%, 06/01/23	4.82	—	2,233
USD	NIP	175,643	11/30/27	Q2 Holdings, Inc. 0.125%, 11/15/25	4.82	19	—
USD	NIP	460,938	11/30/27	Q2 Holdings, Inc. 0.750%, 06/01/26	4.82	—	16,522
USD	BNP	248,357	09/22/23	Rapid7, Inc. 0.250%, 03/15/27	4.82	18,944	—
USD	NIP	528,491	11/30/27	Realogy Group LLC / Realogy Co-Issuer Corp. 0.250%, 06/15/26	4.82	—	24,351
USD	BNP	226,170	09/22/23	Redfin Corp. 0.500%, 04/01/27	4.82	53,898	—
USD	BNP	1,271,984	09/22/23	Redwood Trust, Inc. 4.750%, 08/15/23	4.82	—	24,209
USD	BNP	361,979	09/22/23	Repay Holdings Corp. 0.000%, 02/01/26	4.82	2,540	—
USD	NIP	399,892	11/30/27	RingCentral, Inc. 0.000%, 03/01/25	4.82	17,178	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$215,175	09/22/23	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	4.82%	$—	$17,685
USD	BNP	236,566	09/22/23	Shift Technologies Inc. 4.750%, 06/15/23	4.82	—	145,701
USD	BNP	401,767	09/22/23	Shopify, Inc. 0.125%, 11/01/25	4.82	11,945	—
USD	NIP	250,746	11/30/27	Snap, Inc. 0.750%, 08/01/26	4.82	—	6,093
USD	NIP	187,240	11/30/27	Snap, Inc. 0.250%, 05/01/25	4.82	—	3,134
USD	NIP	610,082	11/30/27	Snap, Inc. 0.125%, 03/01/28	4.82	—	15,209
USD	BNP	42,207	09/22/23	Splunk, Inc. 1.125%, 06/15/27	4.82	—	951
USD	BNP	333,456	09/22/23	Spotify USA, Inc. 0.000%, 03/15/26	4.82	7,554	—
USD	BNP	287,386	09/22/23	TechTarget, Inc. 0.000%, 12/15/26	4.82	104	—
USD	NIP	596,290	11/30/27	Topgolf Callaway Brands Corp. 2.750%, 05/01/26	4.82	11,063	—
USD	NIP	422,264	11/30/27	Travere Therapeutics, Inc. 2.250%, 03/01/29	4.82	4,358	—
USD	NIP	126,663	11/30/27	Uber Technologies, Inc. 0.000%, 12/15/25	4.82	746	—
USD	NIP	400,744	11/30/27	Unity Software, Inc. 0.000%, 11/15/26	4.82	22,525	—
USD	NIP	52,177	11/30/27	Wayfair, Inc. 0.625%, 10/01/25	4.82	6,844	—
USD	NIP	143,389	11/30/27	Wayfair, Inc. 1.000%, 08/15/26	4.82	22,160	—
USD	NIP	467,545	11/30/27	Wayfair, Inc. 3.250%, 09/15/27	4.82	18,381	—
USD	NIP	177,107	11/30/27	Wayfair, Inc. 1.125%, 11/01/24	4.82	—	9,293
USD	BNP	586,941	09/22/23	Zillow Group, Inc. 0.750%, 09/01/24	4.82	—	20,419
USD	NIP	730,110	11/30/27	Zscaler, Inc. 0.125%, 07/01/25	4.82	—	35,078
Short Position Contract
USD	NIP	13,485	11/30/27	3D Systems Corp.	4.82	—	1,405
USD	BNP	36,880	09/19/23	Airbnb, Inc., Class A	4.82	—	2,181
USD	NIP	65,651	11/30/27	Alphatec Holdings, Inc.	4.82	—	8,745
USD	BNP	8,399	09/19/23	Alteryx, Inc. , Class A	4.82	161	—
USD	NIP	21,561	11/30/27	Anywhere Real Estate, Inc.	4.82	5,769	—
USD	BOA	4,440	05/31/23	Arbor Realty Trust, Inc.	4.82	1,866	—
USD	NIA	874,164	11/30/27	ATI, Inc.	4.82	—	31,679
USD	NIA	269,596	11/30/27	Avid Bioservices, Inc.	4.82	—	6,777

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$28,187	09/19/23	Axon Enterprise, Inc.	4.82%	$—	$5,541
USD	NIP	6,614	11/30/27	Bandwidth, Inc., Class A	4.82	124	—
USD	BNP	83,554	09/19/23	Beauty Health Co.	4.82	—	15,112
USD	BOA	54,078	05/31/23	Bentley Systems, Inc., Class B	4.82	14,183	—
USD	BNP	43,405	09/19/23	Blackline, Inc.	4.82	563	—
USD	BNP	139,795	09/19/23	Burlington Stores, Inc.	4.82	—	6,728
USD	NIP	3,063	11/30/27	Chegg, Inc.	4.82	—	148
USD	BOA	368,258	05/31/23	Cinemark Holdings, Inc.	4.82	79,173	—
USD	NIP	32,090	11/30/27	Cloudflare, Inc. , Class A	4.82	—	5,523
USD	BNP	35,109	09/19/23	Confluent, Inc.	4.82	—	322
USD	NIP	108,910	11/30/27	Datadog, Inc.	4.82	—	7,927
USD	BNP	16,820	09/19/23	DigitalOcean Holdings, Inc.	4.82	—	3,862
USD	NIP	49,255	11/30/27	DISH Network Corp.	4.82	23,877	—
USD	NIP	694,128	11/30/27	Dynavax Technologies Corp.	4.82	134,605	—
USD	BNP	384,750	09/19/23	Encore Capital Group Inc.	4.82	44,213	—
USD	BNP	70,978	09/19/23	Enphase Energy, Inc.	4.82	3,898	—
USD	NIP	453,819	11/30/27	Envista Holdings Corp.	4.82	—	19,694
USD	BNP	193,539	09/19/23	ETSY Inc.	4.82	44,468	—
USD	BOA	253,109	05/31/23	Fisker, Inc., Class A	4.82	147,010	—
USD	BNP	4,374	09/19/23	Fiverr International, Ltd.	4.82	847	—
USD	BOA	14,553	05/31/23	Greenbrier Cos. Inc.	4.82	4,097	—
USD	BNP	17,533	09/19/23	Groupon, Inc.	4.82	8,182	—
USD	BNP	141,975	09/19/23	Guess?, Inc.	4.82	—	45,584
USD	BNP	213,672	09/19/23	Harmonic, Inc.	4.82	—	9,803
USD	NIP	57,165	11/30/27	Health Catalyst, Inc.	4.82	3,331	—
USD	NIP	69,107	11/30/27	HubSpot, Inc.	4.82	—	13,213
USD	BOA	378,090	05/31/23	iShares iBoxx High Yield Corporate Bond ETF	4.82	24,818	—
USD	NIP	20,376	11/30/27	JetBlue Airways Corp.	4.82	1,987	—
USD	BNP	51,160	09/19/23	Karyopharm Therapeutics, Inc.	4.82	10,424	—
USD	NIP	61,787	11/30/27	LCI Industries	4.82	3,117	—
USD	NIP	33,149	11/30/27	Live Nation Entertainment, Inc.	4.82	4,519	—
USD	NIP	120,988	11/30/27	Lucid Group, Inc.	4.82	61,613	—
USD	BNP	329	09/19/23	Magnite, Inc.	4.82	—	88
USD	NIP	1,053,941	11/30/27	MannKind Corp.	4.82	235,540	—
USD	BNP	68,109	09/19/23	Marriott Vacations Worldwide Corp.	4.82	10,928	—
USD	NIP	333,362	11/30/27	MercadoLibre, Inc.	4.82	—	40,967
USD	BNP	60,215	09/19/23	Mesa Laboratories, Inc. BOA	4.82	3,428	—
USD	NIP	206,597	11/30/27	MongoDB, Inc.	4.82	—	12,769
USD	NIP	313,301	11/30/27	National Vision Holdings, Inc.	4.82	155,309	—
USD	BNP	36,764	09/19/23	NeoGenomics, Inc.	4.82	1,596	—
USD	NIP	38,978	11/30/27	Nutanix, Inc.	4.82	3,528	—
USD	NIP	6,730	11/30/27	NuVasive, Inc.	4.82	244	—
USD	NIP	48,538	11/30/27	Okta, Inc.	4.82	—	10,968
USD	NIP	75,681	11/30/27	PAR Technology Corp.	4.82	—	6,774
USD	BOA	249,979	05/31/23	Pebblebrook Hotel Trust	4.82	92,928	—

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate*	Unrealized Appreciation	Unrealized Depreciation
USD	BOA	$101,777	05/31/23	PennyMac Mortgage Investment Trust	4.82%	$23,087	$—
USD	BNP	3,973	09/19/23	PennyMac Mortgage Investment Trust	4.82	—	269
USD	BNP	41,894	09/19/23	PetIQ, Inc.	4.82	—	15,032
USD	BNP	4,356	09/19/23	Porch Group, Inc.	4.82	1,659	—
USD	NIP	31,453	11/30/27	Q2 Holdings, Inc.	4.82	4,691	—
USD	BNP	40,952	09/19/23	Rapid7, Inc.	4.82	—	11,477
USD	BNP	1,739	09/19/23	Redfin Corp.	4.82	—	1,414
USD	BOA	36,832	05/31/23	Redwood Trust, Inc.	4.82	19,032	—
USD	BNP	13,526	09/19/23	Repay Holdings Corp.	4.82	4,439	—
USD	BNP	106,372	09/19/23	Royal Caribbean Cruises, Ltd.	4.82	11,948	—
USD	BNP	3,141	09/19/23	Sea, Ltd.	4.82	—	1,966
USD	BNP	22,025	09/19/23	Shopify, Inc.	4.82	—	315
USD	BNP	8,077	09/19/23	Splunk, Inc.	4.82	886	—
USD	NIP	159,692	11/30/27	Snap, Inc.	4.82	2,202	—
USD	BNP	20,335	09/19/23	TechTarget, Inc.	4.82	1,047	—
USD	NIP	422,264	11/30/27	Topgolf Callaway Brands Corp.	4.82	—	14,547
USD	NIP	226,504	11/30/27	Travere Therapeutics, Inc.	4.82	—	8,494
USD	BOA	25,111	05/31/23	Two Harbors Investment Corp.	4.82	11,431	—
USD	NIP	16,233	11/30/27	Uber Technologies, Inc.	4.82	1,366	—
USD	NIP	6,617	11/30/27	Unity Software, Inc.	4.82	551	—
USD	BNP	6,912	09/19/23	Upwork, Inc.	4.82	1,037	—
USD	NIP	136,703	11/30/27	Veeco Instruments, Inc.	4.82	—	2,840
USD	NIP	246,081	11/30/27	Wayfair, Inc.	4.82	6971	—
USD	BNP	95,540	09/19/23	Wynn Macau, Ltd.	4.82	—	2,666
USD	BNP	191,479	09/19/23	Zillow Group, Inc.	4.82	1,326	—
USD	NIP	299,940	11/30/27	Zscaler, Inc.	4.82	32,750	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$1,837,277	$2,631,998

^	For long position contracts the Portfolio pays depreciation of the referenced entity and for short position contracts the Portfolio receives depreciation of the referenced entity.
*	For long position contracts the Portfolio receives appreciation and dividends/interest, as well as financing charges at the referenced rate and for short position contracts the Portfolio pays appreciation and dividends/interest, as well as financing charges at the referenced rate.

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 44.5%
Australia | 0.6%
AGL Energy Ltd.	603	$3,255
Brambles Ltd.	786	7,076
Coronado Global Resources, Inc.	2,594	2,831
GrainCorp Ltd., Class A	681	3,159
Incitec Pivot Ltd.	1,270	2,664
Newcrest Mining Ltd.	226	4,046
Northern Star Resources Ltd.	437	3,577
Perseus Mining Ltd.	1,995	3,162
Pilbara Minerals Ltd.	2,163	5,771
Sandfire Resources Ltd. (*)	792	3,384
Telstra Group Ltd.	5,000	14,124
WiseTech Global Ltd.	118	5,184
Yancoal Australia Ltd.	3,473	13,503
		71,736
Belgium | 0.0%
Warehouses De Pauw CVA REIT	179	5,323
Bermuda | 0.1%
RenaissanceRe Holdings Ltd.	31	6,210
Canada | 2.0%
Agnico Eagle Mines Ltd.	133	6,781
Alamos Gold, Inc., Class A	342	4,175
ARC Resources Ltd.	285	3,233
Atco Ltd., Class I	133	4,263
Barrick Gold Corp.	232	4,307
Birchcliff Energy Ltd.	445	2,522
Canadian National Railway Co.	171	20,173
Canadian Natural Resources Ltd.	63	3,486
Constellation Software, Inc.	14	26,321
Fairfax Financial Holdings Ltd.	5	3,325
George Weston Ltd.	55	7,289
H&R Real Estate Investment Trust	594	5,538
Hydro One Ltd.	824	23,461
Imperial Oil Ltd.	66	3,357
International Petroleum Corp. (*)	527	5,032
Loblaw Cos. Ltd.	429	39,097
Manulife Financial Corp.	558	10,239
Metro, Inc.	400	22,002
Parex Resources, Inc.	210	3,906
Quebecor, Inc., Class B	381	9,419
Rogers Communications, Inc., Class B	89	4,125
Shopify, Inc. Class A Class A (*)	75	3,596
Teck Resources, Ltd., Class B	100	3,652
Description	Shares	Fair Value
Toronto-Dominion Bank	387	$23,181
		242,480
China | 0.2%
NXP Semiconductors NV	112	20,885
SITC International Holdings Co. Ltd.	2,000	4,299
		25,184
Denmark | 0.6%
AP Moller - Maersk AS, Class B	1	1,812
Carlsberg AS, Class B ADR	618	19,096
Novo Nordisk AS, Class B	335	53,162
		74,070
Finland | 0.1%
Nordea Bank Abp	708	7,565
France | 1.5%
BNP Paribas SA	200	11,962
Bureau Veritas SA ADR	227	13,019
Cie de Saint-Gobain	226	12,868
Cie Generale des Etablissements Michelin SCA	114	3,489
Hermes International	2	4,051
Legrand SA ADR	660	12,025
LVMH Moet Hennessy Louis Vuitton SE ADR	115	21,129
Orange SA	2,172	25,808
Pernod Ricard SA ADR	365	16,531
Societe Generale SA	376	8,487
Thales SA ADR	635	18,739
TotalEnergies SE	373	22,008
Vinci SA	89	10,213
		180,329
Germany | 0.5%
Bayerische Motoren Werke AG	116	12,701
Beiersdorf AG	69	8,976
Commerzbank AG (*)	326	3,430
Deutsche Bank AG	800	8,112
Merck KGaA ADR	398	14,806
Rheinmetall AG	12	3,565
Telefonica Deutschland Holding AG	1,219	3,751
		55,341
Hong Kong | 0.2%
AIA Group Ltd. ADR	358	15,036
Jardine Matheson Holdings Ltd.	100	4,872
Swire Pacific Ltd., Class A	1,000	7,701
		27,609

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Ireland | 0.0%
AerCap Holdings NV (*)	84	$4,723
Israel | 0.2%
Bank Hapoalim BM	552	4,597
Bezeq The Israeli Telecommunication Corp. Ltd.	5,973	8,143
Elbit Systems Ltd.	27	4,587
Perion Network Ltd. (*)	101	3,997
		21,324
Italy | 0.2%
Intesa Sanpaolo SpA	4,022	10,351
Poste Italiane SpA	652	6,674
Terna - Rete Elettrica Nazionale	438	3,595
UniCredit SpA	93	1,761
		22,381
Japan | 3.4%
ABC-Mart, Inc.	300	16,558
Electric Power Development Co. Ltd.	1,700	27,342
FUJIFILM Holdings Corp.	100	5,080
Hachijuni Bank Ltd.	1,800	7,824
Honda Motor Co. Ltd.	100	2,660
Hulic Co. Ltd.	500	4,108
Japan Post Bank Co. Ltd.	600	4,907
Japan Post Holdings Co. Ltd.	6,700	54,517
Japan Post Insurance Co. Ltd.	400	6,245
Japan Real Estate Investment Corp. REIT	1	3,985
Japan Tobacco, Inc.	1,100	23,217
Kansai Electric Power Co., Inc.	800	7,793
KDDI Corp.	500	15,441
Lawson, Inc.	200	8,462
Mazda Motor Corp.	400	3,724
McDonald’s Holdings Co. Japan Ltd.	100	4,158
Mitsubishi Motors Corp. (*)	900	3,558
Mizuho Financial Group, Inc.	500	7,091
Nihon Kohden Corp.	400	10,840
Nintendo Co. Ltd. ADR	1,373	13,304
Nippon Building Fund, Inc. REIT	1	4,158
Nippon Telegraph & Telephone Corp.	500	14,934
Nisshinbo Holdings, Inc.	1,000	7,651
Nomura Real Estate Holdings, Inc.	100	2,214
Olympus Corp.	796	13,938
Osaka Gas Co. Ltd.	1,000	16,442
Rengo Co. Ltd.	600	3,891
Sankyo Co. Ltd.	400	16,699
Sega Sammy Holdings, Inc.	300	5,696
Description	Shares	Fair Value
Shimano, Inc. ADR	635	$10,986
Shin-Etsu Chemical Co. Ltd.	500	16,217
Shizuoka Financial Group, Inc.	600	4,313
Softbank Corp.	300	3,461
Sumco Corp.	200	3,008
Sumitomo Mitsui Financial Group, Inc.	100	4,010
Tokyo Gas Co. Ltd.	1,300	24,480
Tokyo Ohka Kogyo Co. Ltd.	100	5,825
Tokyu Fudosan Holdings Corp.	700	3,361
Toshiba Corp.	100	3,351
Toyota Motor Corp.	200	2,847
Yamazaki Baking Co. Ltd.	600	7,252
		405,548
Netherlands | 1.0%
ASM International NV	34	13,705
ASML Holding NV	3	2,050
BNP Paribas Emissions- und Handelsgesellschaft mbH (*)	739	8,792
Eurocommercial Properties NV REIT	287	6,539
Koninklijke Ahold Delhaize NV	436	14,914
Koninklijke KPN NV	1,188	4,196
NN Group NV	82	2,975
Shell PLC	702	20,102
Wolters Kluwer NV	118	14,890
Wolters Kluwer NV ADR	249	31,397
		119,560
New Zealand | 0.1%
Spark New Zealand Ltd.	3,170	10,053
Norway | 0.1%
Orkla ASA	1,184	8,410
Portugal | 0.0%
Jeronimo Martins SGPS SA	199	4,667
Singapore | 0.3%
Jardine Cycle & Carriage Ltd.	600	14,174
Oversea-Chinese Banking Corp. Ltd.	300	2,797
Sembcorp Industries Ltd.	2,600	8,580
Singapore Telecommunications Ltd.	2,000	3,706
STMicroelectronics NV	134	7,168
		36,425
Spain | 0.5%
Banco Bilbao Vizcaya Argentaria SA	1,071	7,651
Banco Santander SA	750	2,794
CaixaBank SA	1,036	4,033
Iberdrola SA	1,709	21,288
Industria de Diseno Textil SA	123	4,131

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Industria de Diseno Textil SA ADR	823	$13,777
		53,674
Sweden | 0.5%
Assa Abloy AB ADR	959	11,422
Autoliv, Inc.	62	5,788
Epiroc AB ADR	1,350	26,716
Hexagon AB ADR	1,740	19,871
		63,797
Switzerland | 0.6%
ABB Ltd. ADR	649	22,261
Novartis AG	51	4,682
Swatch Group AG ADR	1,340	22,967
Swisscom AG	28	17,866
		67,776
United Kingdom | 1.5%
Coca-Cola Europacific Partners PLC	310	18,349
Diageo PLC ADR	150	27,177
HSBC Holdings PLC	1,054	7,176
Investec PLC	888	4,940
Man Group PLC	1,177	3,426
National Grid PLC	545	7,398
NatWest Group PLC	3,682	12,030
RELX PLC ADR	960	31,142
Serco Group PLC	1,443	2,735
SSE PLC	155	3,453
Standard Chartered PLC	1,393	10,599
Unilever PLC	453	23,469
Unilever PLC ADR	528	27,419
		179,313
United States | 30.3%
Abbott Laboratories	278	28,150
Academy Sports & Outdoors, Inc.	105	6,851
Accenture PLC, Class A	130	37,155
Activision Blizzard, Inc.	128	10,956
Adobe, Inc. (*)	50	19,269
Affiliated Managers Group, Inc.	48	6,836
Alaska Air Group, Inc. (*)	72	3,021
Albemarle Corp.	58	12,820
Align Technology, Inc. (*)	21	7,017
Allison Transmission Holdings, Inc.	137	6,198
Alphabet, Inc., Class A (*)	425	44,085
Alphabet, Inc., Class C (*)	384	39,936
Altria Group, Inc.	212	9,459
Amazon.com, Inc. (*)	352	36,358
Amdocs Ltd.	274	26,312
Description	Shares	Fair Value
Ameren Corp.	131	$11,317
American Electric Power Co., Inc.	279	25,386
American Express Co.	34	5,608
American International Group, Inc.	36	1,813
AmerisourceBergen Corp.	82	13,129
AMN Healthcare Services, Inc. (*)	57	4,729
Amphenol Corp., Class A	314	25,660
Aon PLC, Class A	146	46,032
Apple, Inc.	885	145,936
Applied Materials, Inc.	35	4,299
AptarGroup, Inc.	85	10,046
AT&T, Inc.	1,102	21,213
Autodesk, Inc. (*)	18	3,747
Automatic Data Processing, Inc.	49	10,909
AutoZone, Inc. (*)	4	9,833
Avery Dennison Corp.	68	12,167
Bank of America Corp.	548	15,673
Becton Dickinson & Co.	18	4,456
Biogen, Inc. (*)	14	3,892
BJ’s Wholesale Club Holdings, Inc. (*)	61	4,640
BlueLinx Holdings, Inc. (*)	55	3,738
Booking Holdings, Inc. (*)	5	13,262
Booz Allen Hamilton Holding Corp.	312	28,919
Brighthouse Financial, Inc. (*)	64	2,823
Bristol-Myers Squibb Co.	480	33,269
Broadcom, Inc.	32	20,529
BRP, Inc.	182	14,232
Cadence Design Systems, Inc. (*)	37	7,773
Cal-Maine Foods, Inc.	202	12,300
California Resources Corp.	77	2,965
Campbell Soup Co.	199	10,941
Cardinal Health, Inc.	198	14,949
Caterpillar, Inc.	34	7,781
Cboe Global Markets, Inc.	16	2,148
Charles Schwab Corp.	375	19,643
Charter Communications, Inc., Class A (*)	83	29,682
Cheniere Energy, Inc.	20	3,152
Chesapeake Energy Corp.	42	3,194
Chevron Corp.	44	7,179
Chipotle Mexican Grill, Inc. (*)	3	5,125
Chord Energy Corp.	27	3,634
Chubb Ltd.	31	6,020
Cigna Group	23	5,877
Cirrus Logic, Inc. (*)	55	6,016
Cisco Systems, Inc.	1,103	57,659
Citigroup, Inc.	137	6,424
CME Group, Inc.	19	3,639

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Coca-Cola Co.	553	34,303
Cognizant Technology Solutions Corp., Class A	208	12,673
Colgate-Palmolive Co.	291	21,869
Commercial Metals Co.	152	7,433
Computershare Ltd. ADR	810	11,810
Comstock Resources, Inc.	457	4,931
Consolidated Edison, Inc.	108	10,332
Copart, Inc. (*)	71	5,340
Corebridge Financial, Inc.	184	2,948
Coterra Energy, Inc.	171	4,196
Crowdstrike Holdings, Inc., Class A (*)	22	3,020
CSL Ltd.	79	15,243
CTS Corp.	91	4,501
CVS Health Corp.	129	9,586
D.R. Horton, Inc.	32	3,126
Danaher Corp.	41	10,334
Darden Restaurants, Inc.	25	3,879
Dave & Buster’s Entertainment, Inc. (*)	95	3,495
Deckers Outdoor Corp. (*)	20	8,991
Deere & Co.	80	33,030
Diamondback Energy, Inc.	36	4,866
Dick’s Sporting Goods, Inc.	37	5,250
DocuSign, Inc. (*)	89	5,189
Dollar General Corp.	92	19,362
Donnelley Financial Solutions, Inc. (*)	95	3,882
Dow, Inc.	86	4,715
Electronic Arts, Inc.	48	5,782
Elevance Health, Inc.	19	8,736
Eli Lilly & Co.	134	46,018
Equinix, Inc. REIT	48	34,610
Equitable Holdings, Inc.	127	3,225
Estee Lauder Cos., Inc., Class A	98	24,153
Everest Re Group Ltd.	56	20,049
Expedia Group, Inc. (*)	97	9,412
Exxon Mobil Corp.	170	18,642
Fair Isaac Corp. (*)	5	3,513
FirstEnergy Corp.	88	3,525
Fiserv, Inc. (*)	94	10,625
Flowers Foods, Inc.	142	3,892
Freeport-McMoRan, Inc.	80	3,273
General Mills, Inc.	163	13,930
Gilead Sciences, Inc.	664	55,092
GMS, Inc. (*)	77	4,458
Goldman Sachs Group, Inc.	16	5,234
Graco, Inc.	211	15,405
Description	Shares	Fair Value
Grand Canyon Education, Inc. (*)	54	6,151
Graphic Packaging Holding Co.	185	4,716
GSK PLC	302	5,386
H&R Block, Inc.	173	6,098
Haemonetics Corp. (*)	54	4,469
Haleon PLC	402	1,604
Hartford Financial Services Group, Inc.	56	3,903
HCA Healthcare, Inc.	91	23,995
Henry Schein, Inc. (*)	73	5,952
Hershey Co.	108	27,476
Hess Corp.	24	3,176
Hess Midstream LP Class A	102	2,952
Hilton Grand Vacations, Inc. (*)	81	3,599
Hologic, Inc. (*)	56	4,519
Huntington Ingalls Industries, Inc.	21	4,347
Incyte Corp. (*)	55	3,975
Ingles Markets, Inc., Class A	86	7,628
Intercontinental Exchange, Inc.	312	32,538
International Game Technology PLC	176	4,717
IQVIA Holdings, Inc. (*)	129	25,657
Iron Mountain, Inc. REIT	111	5,873
Jack Henry & Associates, Inc.	24	3,617
Jackson Financial, Inc., Class A	49	1,833
Johnson & Johnson	384	59,520
JPMorgan Chase & Co.	14	1,824
Kellogg Co.	203	13,593
Keysight Technologies, Inc. (*)	24	3,876
Kimberly-Clark Corp.	201	26,978
Kroger Co.	237	11,701
Lamb Weston Holdings, Inc.	18	1,881
Lantheus Holdings, Inc. (*)	49	4,045
Lattice Semiconductor Corp. (*)	72	6,876
Linde PLC	11	3,910
Lockheed Martin Corp.	13	6,145
Magnolia Oil & Gas Corp., Class A	179	3,917
Marathon Oil Corp.	206	4,936
Marathon Petroleum Corp.	37	4,989
MarketAxess Holdings, Inc.	5	1,956
MasterCard, Inc., Class A	99	35,978
McDonald’s Corp.	144	40,264
McGrath RentCorp	43	4,012
McKesson Corp.	28	9,969
Medpace Holdings, Inc. (*)	15	2,821
Merck & Co., Inc.	679	72,239
Meta Platforms, Inc., Class A (*)	273	57,860
Microchip Technology, Inc.	125	10,473
Microsoft Corp.	208	59,966

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Molina Healthcare, Inc. (*)	26	6,955
Morgan Stanley	47	4,127
Mosaic Co.	38	1,743
Motorola Solutions, Inc.	53	15,165
MSCI, Inc.	22	12,313
National Fuel Gas Co.	479	27,657
Netflix, Inc. (*)	69	23,838
Neurocrine Biosciences, Inc. (*)	57	5,770
NexTier Oilfield Solutions, Inc. (*)	527	4,190
NIKE, Inc., Class B	173	21,217
Northrop Grumman Corp.	10	4,617
Nucor Corp.	93	14,366
NVIDIA Corp.	134	37,221
NVR, Inc. (*)	1	5,572
O’Reilly Automotive, Inc. (*)	48	40,751
O-I Glass, Inc. (*)	205	4,656
ON Semiconductor Corp. (*)	100	8,232
Oracle Corp.	193	17,934
Ovintiv, Inc.	92	3,319
Owens Corning	58	5,556
PACCAR, Inc.	67	4,904
Palo Alto Networks, Inc. (*)	52	10,386
Paychex, Inc.	254	29,106
PepsiCo, Inc.	258	47,033
Pfizer, Inc.	668	27,254
Philip Morris International, Inc.	241	23,437
Piedmont Lithium, Inc. (*)	62	3,723
Piedmont Office Realty Trust, Inc. REIT Class A Class A	300	2,190
Pinnacle West Capital Corp.	66	5,230
Pioneer Natural Resources Co.	14	2,859
PNM Resources, Inc.	141	6,864
Portland General Electric Co.	93	4,547
Premier, Inc., Class A	126	4,079
Procter & Gamble Co.	399	59,327
PTC, Inc. (*)	137	17,568
Public Storage REIT	57	17,222
QUALCOMM, Inc.	100	12,758
Qualys, Inc. (*)	37	4,811
Regency Centers Corp.	50	3,059
Regeneron Pharmaceuticals, Inc. (*)	12	9,860
Republic Services, Inc.	167	22,582
Roche Holding AG	67	19,175
Rockwell Automation, Inc.	68	19,955
S&P Global, Inc.	76	26,203
SandRidge Energy, Inc. (*)	210	3,026
Description	Shares	Fair Value
SBA Communications Corp. REIT	126	32,895
Schlumberger NV	70	3,437
ServiceNow, Inc. (*)	15	6,971
Simon Property Group, Inc. REIT	92	10,301
Southwestern Energy Co. (*)	426	2,130
Starbucks Corp.	160	16,661
State Street Corp.	101	7,645
Steel Dynamics, Inc.	65	7,349
Stellantis NV	620	11,281
Stride, Inc. (*)	102	4,004
Stryker Corp.	45	12,846
Synchrony Financial	83	2,414
Synopsys, Inc. (*)	179	69,139
Sysco Corp.	160	12,357
Talos Energy, Inc. (*)	262	3,888
Target Corp.	13	2,153
Tecnoglass, Inc.	92	3,860
Tesla, Inc. (*)	172	35,683
Tetra Tech, Inc.	43	6,317
Texas Instruments, Inc.	144	26,785
Texas Pacific Land Corp.	2	3,402
Texas Roadhouse, Inc.	55	5,943
Thermo Fisher Scientific, Inc.	69	39,770
TJX Cos., Inc.	176	13,791
TopBuild Corp. (*)	46	9,574
Toro Co.	103	11,449
Tractor Supply Co.	47	11,047
Trane Technologies PLC	19	3,496
Travelers Cos., Inc.	20	3,428
U-Haul Holding Co.	133	7,270
UFP Industries, Inc.	23	1,828
Ulta Beauty, Inc. (*)	24	13,096
UMH Properties, Inc. REIT	185	2,736
United Parcel Service, Inc., Class B	20	3,880
United Therapeutics Corp. (*)	22	4,927
UnitedHealth Group, Inc.	148	69,943
Unum Group	95	3,758
Valero Energy Corp.	79	11,028
VeriSign, Inc. (*)	36	7,608
Verisk Analytics, Inc.	23	4,413
Verizon Communications, Inc.	216	8,400
Vertex Pharmaceuticals, Inc. (*)	65	20,480
Virtu Financial, Inc., Class A	286	5,405
Visa, Inc., Class A	230	51,856
Warner Music Group Corp., Class A	265	8,843
Waste Management, Inc.	168	27,413

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Wells Fargo & Co.	499	$18,653
Westamerica BanCorp	100	4,430
Western Union Co.	457	5,096
Westlake Corp.	59	6,843
White Mountains Insurance Group Ltd.	7	9,642
Williams-Sonoma, Inc.	24	2,920
WW Grainger, Inc.	51	35,129
Xcel Energy, Inc.	345	23,267
Zillow Group, Inc. Class C (*)	130	5,781
Zillow Group, Inc., Class A (*)	88	3,846
Zoetis, Inc.	121	20,139
Zoom Video Communications, Inc. Class A (*)	60	4,430
		3,621,002
Total Common Stocks (Cost $4,548,725)		5,314,500

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 18.9%
Canada | 0.6%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	75	$67,898
Germany | 0.6%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	85	76,586
Switzerland | 0.5%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	62	56,850
United States | 17.2%
Adobe, Inc., 2.300%, 02/01/30	USD	45	39,966
Alphabet, Inc., 1.100%, 08/15/30	USD	80	65,491
American Express Co., 4.050%, 05/03/29	USD	35	34,113
Amgen, Inc., 3.000%, 02/22/29	USD	70	64,378
Apple, Inc., 1.125%, 05/11/25	USD	105	98,548
AT&T, Inc., 3.500%, 06/01/41	USD	70	55,243
Ball Corp., 4.875%, 03/15/26	USD	65	64,513
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	50	49,722
1.978% (CDOR 03 Month + 0.600%), 09/15/27 (§)	CAD	50	33,537
Description	Security Currency	Principal Amount (000)	Fair Value
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	90	$84,067
Clean Harbors, Inc., 4.875%, 07/15/27	USD	35	33,758
Comcast Corp., 4.650%, 02/15/33	USD	50	50,255
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	90	71,894
Home Depot, Inc., 5.875%, 12/16/36	USD	30	33,449
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	185	131,567
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	90	74,128
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	90	85,089
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	23	21,710
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	50	50,014
McDonald’s Corp., 3.125%, 03/04/25	CAD	120	86,389
Microsoft Corp., 3.500%, 11/15/42	USD	80	70,991
Morgan Stanley, 3.625%, 01/20/27	USD	70	67,371
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	70	62,529
PepsiCo, Inc., 2.875%, 10/15/49	USD	70	53,211
Procter & Gamble Co., 1.200%, 10/29/30	USD	30	24,512
Prologis LP, 1.250%, 10/15/30	USD	120	94,353
Schneider Electric SE, 0.875%, 12/13/26	EUR	100	99,550
Service Corp. International, 4.625%, 12/15/27	USD	35	33,721
Starbucks Corp., 4.450%, 08/15/49	USD	55	49,578
Sysco Corp., 2.400%, 02/15/30	USD	55	48,043
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	80	70,191
United Rentals North America, Inc., 4.875%, 01/15/28	USD	35	33,469
Verizon Communications, Inc., 3.875%, 02/08/29	USD	94	90,821

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Waste Management, Inc., 4.625%, 02/15/30	USD	35	$35,019
			2,061,190
Total Corporate Bonds (Cost $2,384,217)			2,262,524

Description	Shares	Fair Value
Exchange-Traded Funds | 1.0%
iShares MSCI World ETF (Cost $88,145)	1,046	$123,083

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 24.4%
Australia | 1.4%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	175	$97,048
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	135	74,399
			171,447
Bahamas | 0.6%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	100	74,050
Canada | 3.3%
British Columbia, 3.200%, 06/18/44	CAD	215	138,726
Export Development Canada, 1.650%, 07/31/24	CAD	125	89,418
Quebec, 1.850%, 02/13/27	CAD	95	66,255
Vancouver, 2.900%, 11/20/25	CAD	130	93,940
			388,339
Chile | 1.2%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	55,000	68,108
2.300%, 10/01/28	CLP	65,000	69,344
			137,452
Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	205,000	40,677
Croatia | 0.6%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	100	74,953
Description	Security Currency	Principal Amount (000)	Fair Value
Czech Republic | 1.1%
Czech Republic Government Bonds, 7.210% (PRIBOR 6 Month), 11/19/27 (§)	CZK	2,740	$125,969
Denmark | 0.6%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	585	68,986
France | 0.6%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	80	72,139
Hungary | 0.3%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	55	40,609
Ireland | 1.1%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	135	132,610
Italy | 0.6%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	70	74,142
Japan | 1.6%
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	200	191,552
Mexico | 1.1%
Mexico Bonos:
8.000%, 09/05/24	MXN	1,230	65,829
7.500%, 06/03/27	MXN	1,240	65,252
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	5	6,220
			137,301
New Zealand | 2.7%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	180	104,762
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	215	130,254
2.000%, 04/15/37	NZD	195	83,079
			318,095
Norway | 0.8%
Oslo, 2.350%, 09/04/24	NOK	1,000	93,298
Peru | 1.2%
Peru Government Bonds, 6.150%, 08/12/32	PEN	344	83,598
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	75	60,998
			144,596

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Poland | 0.8%
Poland Government Bonds, 7.560% (WIBOR 6 Month), 05/25/28 (§)	PLN	420	$93,519
Portugal | 1.0%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	120	114,553
Singapore | 0.7%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	100	77,923
Spain | 0.9%
Spain Government Bonds, 1.000%, 07/30/42	EUR	165	112,941
Switzerland | 0.4%
Swiss Confederation Government Bonds, 0.500%, 06/27/32	CHF	45	46,270
Thailand | 0.9%
Thailand Government Bonds, 1.585%, 12/17/35	THB	4,260	111,110
United Kingdom | 0.6%
U.K. Gilts, 0.875%, 07/31/33	GBP	75	71,310
Total Foreign Government Obligations (Cost $3,101,400)			2,913,841
Quasi Government Bonds | 1.5%
Germany | 1.5%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	50	46,505
1.750%, 09/14/29	USD	100	88,907
0.000%, 04/18/36	USD	65	39,660
(Cost $176,869)			175,072
Supranational Bonds | 6.0%
Asian Development Bank, 2.125%, 03/19/25	USD	63	60,696
European Investment Bank, 1.000%, 01/28/28	CAD	180	119,076
Inter-American Development Bank, 5.100%, 11/17/26	IDR	540,000	34,812
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	62	37,649
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	180	128,135
2.900%, 11/26/25	AUD	95	62,272
1.250%, 03/16/26	NOK	910	82,032
1.125%, 09/13/28	USD	52	45,359
International Finance Corp.: 2.125%, 04/07/26	USD	70	66,476
Description	Security Currency	Principal Amount (000)	Fair Value
1.500%, 04/15/35	AUD	162	$77,169
Total Supranational Bonds (Cost $808,701)			713,676
U.S. Treasury Securities | 2.1%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	60	63,047
2.250%, 05/15/41	USD	230	182,661
(Cost $228,385)			245,708

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $17,765)	17,765	$17,765
Total Investments | 98.5% (Cost $11,354,207) (»)		$11,766,169
Cash and Other Assets in Excess of Liabilities | 1.5%		178,789
Net Assets | 100.0%		$11,944,958

Lazard Global Dynamic Multi-Asset Portfolio (continued)
Forward Currency Contracts open at March 31, 2023:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	16,767	USD	12,000	JPM	05/10/23	$—	$778
AUD	32,665	USD	22,656	JPM	05/10/23	—	793
AUD	23,605	USD	15,728	SSB	06/29/23	100	—
CAD	69,427	USD	51,651	HSB	05/10/23	—	252
CAD	72,376	USD	52,774	HSB	05/10/23	808	—
CAD	120,987	USD	87,848	HSB	05/10/23	1,723	—
CHF	4,628	USD	5,052	HSB	05/10/23	25	—
CHF	22,255	USD	24,492	SSB	06/29/23	57	—
CNH	3,229,382	USD	469,148	HSB	05/10/23	2,052	—
CNH	1,143,653	USD	166,126	JPM	05/10/23	744	—
COP	36,332,019	USD	6,900	HSB	04/25/23	869	—
CZK	152,329	USD	6,840	HSB	04/25/23	192	—
CZK	692,997	USD	32,000	HSB	04/25/23	—	12
CZK	703,580	USD	31,308	HSB	04/25/23	1,168	—
EUR	277,660	USD	299,160	CIT	04/18/23	2,195	—
EUR	32,828	USD	35,197	HSB	04/18/23	432	—
EUR	73,407	USD	78,086	HSB	04/18/23	1,585	—
EUR	622,851	USD	670,976	HSB	04/18/23	5,030	—
EUR	71,258	USD	79,000	JPM	05/10/23	—	1,564
EUR	54,979	USD	59,479	JPM	06/29/23	434	—
EUR	20,194	USD	21,841	SSB	06/29/23	165	—
GBP	7,057	USD	8,534	CIT	05/10/23	178	—
GBP	3,800	USD	4,582	JPM	05/10/23	110	—
GBP	191,630	USD	231,682	JPM	05/10/23	4,888	—
GBP	16,923	USD	20,724	SSB	06/29/23	187	—
HUF	12,293,574	USD	33,964	HSB	05/10/23	715	—
INR	3,200,925	USD	39,000	HSB	04/28/23	—	83
JPY	24,663,905	USD	187,471	CIT	04/18/23	—	1,340
JPY	99,264,677	USD	754,474	HSB	04/18/23	—	5,356
JPY	609,917	USD	4,729	SSB	06/29/23	—	78
KRW	26,220,000	USD	20,000	JPM	04/18/23	85	—
KRW	130,296,332	USD	91,375	JPM	04/18/23	8,434	—
MXN	242,331	USD	12,965	HSB	05/10/23	389	—
MXN	2,291,258	USD	119,155	HSB	05/10/23	7,109	—
NOK	77,947	USD	7,626	HSB	05/10/23	—	168
NZD	21,363	USD	13,374	JPM	05/10/23	—	15
NZD	29,204	USD	18,109	JPM	05/10/23	153	—
PEN	45,000	USD	11,749	HSB	04/25/23	192	—
PLN	29,133	USD	6,529	HSB	05/10/23	205	—
PLN	153,379	USD	35,646	HSB	05/10/23	—	191
RON	568,343	USD	125,505	HSB	05/10/23	—	1,082
SEK	310,601	USD	29,806	HSB	05/10/23	179	—
SEK	562,374	USD	53,966	JPM	05/10/23	326	—
SGD	5,134	USD	3,853	HSB	05/10/23	9	—
THB	46,523	USD	1,337	JPM	05/10/23	28	—
USD	11,400	AUD	16,527	HSB	05/10/23	338	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	75,458	AUD	108,582	HSB	05/10/23	$2,783	$—
USD	9,000	AUD	13,288	JPM	05/10/23	107	—
USD	26,000	AUD	38,508	JPM	05/10/23	226	—
USD	189,283	AUD	272,360	JPM	05/10/23	6,989	—
USD	359,651	CAD	483,631	CIT	05/10/23	1,604	—
USD	32,549	CAD	44,717	CIT	06/29/23	—	584
USD	18,600	CAD	25,039	HSB	05/10/23	63	—
USD	31,000	CAD	42,480	HSB	05/10/23	—	449
USD	83,939	CAD	112,856	HSB	05/10/23	388	—
USD	404,391	CAD	543,786	JPM	05/10/23	1,810	—
USD	3,600	CHF	3,302	HSB	05/10/23	—	23
USD	51,996	CLP	41,656,345	CIT	04/28/23	—	272
USD	76,683	CLP	61,231,164	HSB	04/28/23	—	146
USD	39,000	CNH	268,106	HSB	05/10/23	—	119
USD	38,149	COP	193,704,616	HSB	04/25/23	—	3,272
USD	44,000	CZK	1,006,049	CIT	04/25/23	—	2,438
USD	4,200	CZK	93,526	HSB	04/25/23	—	117
USD	104,234	CZK	2,340,471	HSB	04/25/23	—	3,800
USD	22,573	DKK	156,760	JPM	05/10/23	—	301
USD	11,477	DKK	79,017	SSB	06/29/23	—	91
USD	73,151	EUR	68,403	HSB	04/18/23	—	1,089
USD	82,000	EUR	77,066	HSB	04/18/23	—	1,643
USD	125,200	EUR	116,686	HSB	04/18/23	—	1,445
USD	59,780	EUR	55,339	JPM	04/18/23	—	282
USD	290,500	EUR	269,613	JPM	04/18/23	—	2,123
USD	16,441	GBP	13,599	JPM	05/10/23	—	347
USD	22,000	GBP	18,320	JPM	05/10/23	—	616
USD	23,400	GBP	19,399	JPM	05/10/23	—	548
USD	15,586	IDR	236,894,520	JPM	04/18/23	—	258
USD	45,000	JPY	6,090,976	CIT	04/18/23	—	967
USD	27,000	JPY	3,582,616	HSB	04/18/23	—	37
USD	74,000	JPY	9,851,322	HSB	04/18/23	—	345
USD	146,120	JPY	18,846,043	JPM	06/29/23	2,384	—
USD	39,000	KRW	50,806,080	JPM	04/28/23	57	—
USD	4,800	MXN	89,481	HSB	05/10/23	—	131
USD	74,017	MXN	1,426,605	HSB	05/10/23	—	4,599
USD	128,423	MXN	2,475,747	JPM	05/10/23	—	8,008
USD	181,606	NOK	1,857,551	JPM	05/10/23	3,890	—
USD	303,586	NZD	479,504	HSB	05/10/23	3,739	—
USD	31,782	NZD	50,214	JPM	05/10/23	381	—
USD	38,989	PEN	158,498	CIT	04/25/23	—	3,071
USD	40,738	PEN	165,520	HSB	04/25/23	—	3,185
USD	4,800	PLN	21,502	HSB	05/10/23	—	170
USD	54,000	PLN	241,404	HSB	05/10/23	—	1,802
USD	56,398	PLN	246,533	HSB	05/10/23	—	590
USD	7,453	PLN	32,600	JPM	05/10/23	—	83

Lazard Global Dynamic Multi-Asset Portfolio (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	9,600	RON	44,357	HSB	05/10/23	$—	$111
USD	71,000	RON	332,963	HSB	05/10/23	—	1,893
USD	54,000	SEK	555,814	JPM	05/10/23	341	—
USD	26,577	SGD	34,733	HSB	05/10/23	449	—
USD	33,850	SGD	44,245	JPM	05/10/23	565	—
USD	84,952	THB	2,961,423	HSB	05/10/23	—	1,985
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$66,880	$58,652

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 94.4%
Commodity | 9.9%
Invesco DB Agriculture Fund	177,859	$3,633,659
United States Oil Fund L.P.	22,813	1,515,696
		5,149,355
Equity Funds | 63.3%
Consumer Staples Select Sector SPDR Fund	36,145	2,700,393
Franklin FTSE Japan ETF	119,267	3,083,207
Health Care Select Sector SPDR Fund	34,991	4,529,935
Invesco Russell 1000 Dynamic Multifactor ETF	22,824	1,061,088
iShares Core Dividend Growth ETF	53,455	2,672,215
iShares Expanded Tech-Software Sector ETF	4,791	1,459,818
iShares MSCI China ETF	29,717	1,482,581
iShares MSCI Eurozone ETF	96,354	4,343,638
iShares MSCI Pacific ex Japan ETF	45,274	1,982,548
SPDR S&P Global Infrastructure ETF	29,065	1,583,171
Vanguard Mid-Cap ETF	9,466	1,996,569
Vanguard S&P 500 Value ETF	23,393	3,431,753
Vanguard Small-Cap ETF	13,509	2,560,766
		32,887,682
Fixed-Income Funds | 18.3%
iShares 20+ Year Treasury Bond ETF	14,263	1,517,155
iShares iBoxx Investment Grade Corporate Bond ETF	18,832	2,064,175
iShares U.S. Treasury Bond ETF	89,342	2,088,816
Vanguard Short-Term Treasury ETF	65,157	3,814,291
		9,484,437
Specialty | 2.9%
Invesco DB US Dollar Index Bullish Fund	53,818	1,500,446
Total Exchange-Traded Funds (Cost $44,364,200)		49,021,920
Short-Term Investments | 5.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Cost $2,953,058)	2,953,058	2,953,058
Total Investments | 100.1% (Cost $47,317,258)		$51,974,978
Liabilities in Excess of Cash and Other Assets | (0.1)%		(76,532)
Net Assets | 100.0%		$51,898,446

Lazard Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at March 31, 2023:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation
USD	GSC	$525,658	10/23/23	Net appreciation and dividends paid, on securities custom momentum basket	Net depreciation, + and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR +0.34bps	Upon Maturity(a)	$4,791		$—
USD	GSC	425,679	10/23/23	Net appreciation and dividends paid, on securities custom momentum basket	Net depreciation, + and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR +0.29bps	Upon Maturity(a)	—		23,284
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$4,791	*	$23,284*

(a) For swap agreements, the net settlement will occur on the expiration date.

* Includes accrued dividends and financing charges of $21,611.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of March 31, 2023:

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value
Affirm Holdings, Inc.	525	$5,471
Alkami Technology, Inc.	823	9,942
Bentley Systems Inc., Class B	357	15,090
Bigcommerce Holdings., Series 1	726	6,186
Chewy Inc., Class A	333	12,281
Ci&T Inc., Class A	1,290	6,914
Cloudflare Inc., Class A	194	11,429
Coinbase Global Inc., Class A	171	10,971
Confluent Inc., Class A	472	10,724
Doordash Inc., Class A	201	12,418
Doximity Inc., Class A	379	11,813
Enfusion Inc., Class A	946	9,574
Expensify Inc., Class A	744	5,669
Fiverr International Ltd.	370	12,543
Forgerock Inc., Class A	725	14,819
Freshworks Inc., Class A	794	11,704
Hireright Holdings Corp.	737	7,746
Jfrog Ltd.	591	11,270
Lyft Inc., Class A	723	6,579
Marqeta Inc., Class A	1,629	6,777
Meridianlink Inc.	703	11,853
Monday.Com Ltd.	88	12,029

Lazard Opportunistic Strategies Portfolio (concluded)

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value
Ncino Inc.	339	$7,885
Nuvei Corp-Subordinate Vtg.	373	15,946
Payoneer Global Inc.	1,940	11,970
Pinterest Inc., Class A	464	12,222
Powerschool Holdings Inc., Class A	643	12,506
Procore Technologies Inc.	222	13,515
Qualtrics International, Class A	1,053	18,775
Remitly Global Inc.	1,119	18,721
Riskified Ltd., Class A	2,731	14,829
Robinhood Markets Inc.,Class A	1,151	10,888
Rocket Cos Inc., Class A	1,554	13,660
Sentinelone Inc., Class A	432	6,592
Shift4 Payments Inc., Class A	246	17,936
Sofi Technologies Inc.	1,951	11,160
Squarespace Inc., Class A	538	16,775
Thoughtworks Holding Inc.	937	6,447
Toast Inc., Class A	624	10,620
Uber Technologies Inc.	374	11,665
Uipath Inc., Class A	845	14,095
Unity Software Inc.	322	9,447
Upstart Holdings Inc	505	7,166
Vertex Inc., Class A	858	17,958
Vimeo Inc.	2,394	8,714
Zoom Video Communications., Class A	151	10,878
Total Fair Value		$524,172

Securities within GSCBLZCL (SOFR+0.29bps)	Shares	Fair Value
Bill Holdings Inc.	208	$15,931
Cloudflare Inc., Class A	496	29,219
Crowdstrike Holdings Inc., Class A	173	22,788
Datadog Inc., Class A	325	22,071
Docusign Inc.	535	30,249
Elastic Nv	370	20,753
Hubspot Inc.	104	43,365
Mongodb Inc.	138	30,214
Okta Inc.	515	43,435
Shopify Inc., Class A	925	43,022
Snowflake Inc., Class A	162	23,022
Twilio Inc., Class A	400	25,348
Unity Software Inc.	826	24,235
Zscaler Inc.	175	19,639
Total Fair Value		$393,291

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 54.7%
Australia | 2.0%
Atlas Arteria Ltd.	9,242	$39,084
Aurizon Holdings Ltd.	136,087	306,372
Dexus REIT	15,198	77,005
Goodman Group REIT	17,314	220,201
Transurban Group	2,161	20,566
		663,228
Brazil | 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	9,500	94,861
Energisa SA	10,600	84,031
		178,892
Canada | 4.5%
Agnico Eagle Mines Ltd.	2,237	114,020
Atco Ltd., Class I	4,287	137,412
Canadian National Railway Co.	2,928	345,489
Canadian Utilities Ltd., Class A	7,919	220,666
Enbridge, Inc.	8,691	331,371
Hydro One Ltd.	9,080	258,526
RioCan Real Estate Investment Trust	4,187	63,169
SmartCentres REIT	2,089	41,069
		1,511,722
China | 1.1%
C&D International Investment Group Ltd.	44,000	143,999
China Resources Land Ltd.	18,000	82,483
Hopson Development Holdings Ltd.	52,800	48,003
Midea Real Estate Holding Ltd.	40,000	49,046
Seazen Group Ltd. (*)	144,000	37,534
		361,065
France | 3.1%
Aeroports de Paris (*)	848	121,182
Engie SA	23,192	366,775
Eutelsat Communications SA	2,087	13,937
Unibail-Rodamco-Westfield REIT (*)	1,391	74,499
Vinci SA	4,061	465,998
		1,042,391
Hong Kong | 0.1%
CK Infrastructure Holdings Ltd.	2,700	14,742
Power Assets Holdings Ltd.	4,500	24,112
		38,854
Italy | 1.8%
Hera SpA	5,536	15,666
Description	Shares	Fair Value
Italgas SpA	4,451	$27,189
Snam SpA	10,540	55,948
Terna - Rete Elettrica Nazionale	62,565	513,492
		612,295
Japan | 2.6%
Hankyu Hanshin Holdings, Inc.	5,500	163,202
Hoshino Resorts REIT, Inc.	8	41,662
Hulic Co. Ltd.	16,300	133,932
Industrial & Infrastructure Fund Investment Corp. REIT	98	106,699
Japan Prime Realty Investment Corp. REIT	33	86,934
Japan Real Estate Investment Corp. REIT	15	59,777
Katitas Co. Ltd.	2,500	48,985
Nippon Building Fund, Inc. REIT	25	103,951
Tokyo Gas Co. Ltd.	6,400	120,515
		865,657
Luxembourg | 0.1%
SES SA	2,284	14,978
Mexico | 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,700	71,990
Portugal | 0.5%
Energias de Portugal SA	30,455	165,951
Singapore | 0.2%
Parkway Life REIT	24,400	73,259
South Africa | 0.6%
Growthpoint Properties Ltd.	275,270	201,522
Spain | 1.7%
Aena SME SA (*)	1,006	162,888
Ferrovial SA	2,726	80,191
Iberdrola SA	24,798	308,890
		551,969
Switzerland | 0.1%
Flughafen Zurich AG (*)	109	20,004
Taiwan | 0.2%
Ruentex Development Co. Ltd.	57,000	66,545
United Kingdom | 4.2%
Drax Group PLC	8,203	61,442
LondonMetric Property PLC REIT	29,670	64,488
National Grid PLC	39,465	535,683
Pennon Group PLC	1,873	20,236
Segro PLC REIT	19,688	187,393
Severn Trent PLC	1,350	47,950
SSE PLC	16,452	366,461

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Tritax Big Box REIT PLC	43,893	$75,900
United Utilities Group PLC	3,536	46,240
		1,405,793
United States | 31.2%
Alexandria Real Estate Equities, Inc.	1,557	195,544
Ameren Corp.	1,956	168,979
American Electric Power Co., Inc.	2,783	253,225
American Homes 4 Rent, Class A REIT	1,867	58,717
American Tower Corp. REIT	1,612	329,396
American Water Works Co., Inc.	419	61,379
Apartment Income REIT Corp. REIT	5,032	180,196
Apple Hospitality REIT, Inc.	9,340	144,957
AvalonBay Communities, Inc. REIT	1,895	318,474
Brixmor Property Group, Inc.	3,110	66,927
Camden Property Trust	564	59,130
CF Industries Holdings, Inc.	1,389	100,689
Cheniere Energy, Inc.	2,376	374,458
Consolidated Edison, Inc.	2,404	229,991
Crown Castle, Inc.	3,368	450,773
CSX Corp.	2,378	71,197
Digital Realty Trust, Inc. REIT	1,616	158,869
Duke Energy Corp.	1,608	155,124
EastGroup Properties, Inc.	369	61,003
Edison International	1,882	132,850
Energy Transfer Equity LP	28,837	359,597
Enterprise Products Partners LP	12,024	311,422
Equinix, Inc. REIT	974	702,293
Equity Residential	1,795	107,700
Essex Property Trust, Inc. REIT	1,031	215,623
Evergy, Inc.	1,139	69,616
Exelon Corp.	500	20,945
Extra Space Storage, Inc. REIT	553	90,100
First Industrial Realty Trust, Inc. REIT	3,042	161,834
Healthpeak Properties, Inc.	2,458	54,002
Hilton Worldwide Holdings, Inc.	1,685	237,366
Host Hotels & Resorts, Inc. REIT	8,521	140,511
Iron Mountain, Inc. REIT	2,634	139,365
Mid-America Apartment Communities, Inc. REIT	2,015	304,346
National Storage Affiliates Trust	1,029	42,992
NextEra Energy, Inc.	1,379	106,293
NiSource, Inc.	3,969	110,973
Norfolk Southern Corp.	392	83,104
Pinnacle West Capital Corp.	501	39,699
Prologis, Inc.	5,744	716,679
Description	Shares	Fair Value
Public Storage REIT	900	$271,926
Realty Income Corp.	1,788	113,216
Regency Centers Corp.	1,676	102,538
Ryman Hospitality Properties, Inc.	776	69,630
SBA Communications Corp. REIT	2,641	689,486
Simon Property Group, Inc. REIT	2,734	306,126
SL Green Realty Corp. REIT	6,412	150,810
STAG Industrial, Inc., REIT	1,230	41,599
Sunstone Hotel Investors, Inc. REIT	12,868	127,136
Targa Resources Corp.	4,737	345,564
Union Pacific Corp.	819	164,832
Welltower, Inc.	1,520	108,969
Xcel Energy, Inc.	4,742	319,800
		10,397,970
Total Common Stocks (Cost $17,557,016)		18,244,085
Exchange-Traded Funds | 5.4%
iShares Gold Trust (Δ)	38,600	1,442,482
iShares Silver Trust (Δ)	16,804	371,704
Total Exchange-Traded Funds (Cost $1,576,708)		1,814,186

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | 14.3%
U.S. Treasury Bill:
0.000%, 04/04/23	USD	3,200	$3,199,591
0.000%, 05/09/23	USD	1,580	1,572,918
Total U.S. Treasury Securities (Cost $4,771,927)			4,772,509

Description	Shares	Fair Value
Short-Term Investments | 21.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53% (7 day yield) (Δ) (Cost $7,303,876)	7,303,876	7,303,876
Total Investments | 96.3% (Cost $31,209,527) (»)		$32,134,656
Cash and Other Assets in Excess of Liabilities | 3.7%		1,247,331
Net Assets | 100.0%		$33,381,987

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at March 31, 2023:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	1,169	USD	1,289	SSB	06/29/23	$1	$—
EUR	34,341	USD	37,574	SSB	06/29/23	—	151
EUR	50,480	USD	54,694	SSB	06/29/23	316	—
USD	55,426	AUD	82,257	HSB	06/29/23	268	—
USD	4,835	AUD	7,178	SSB	06/29/23	22	—
USD	1,056	CAD	1,446	HSB	06/29/23	—	15
USD	17,005	CAD	23,293	JPM	06/29/23	—	254
USD	2,490	CAD	3,410	SSB	06/29/23	—	37
USD	311	CHF	284	SSB	06/29/23	—	3
USD	3,150	CHF	2,880	SSB	06/29/23	—	27
USD	17,376	CHF	15,887	SSB	06/29/23	—	148
USD	48,720	EUR	44,979	JPM	06/29/23	—	295
USD	399,782	EUR	368,979	SSB	06/29/23	—	2,311
USD	14,224	GBP	11,586	JPM	06/29/23	—	92
USD	186,653	GBP	152,061	SSB	06/29/23	—	1,242
USD	4,267	HKD	33,335	HSB	06/29/23	4	—
USD	4,753	HKD	37,125	HSB	06/29/23	5	—
USD	31,248	HKD	244,152	SSB	06/29/23	24	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$640	$4,575

Futures Contracts open at March 31, 2023 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	26	$260,000	04/26/2023	663,914	$576,160	$—	$87,754
Sugar 11	4	448,000	06/30/2023	92,345	97,799	5,453	—
Cotton No. 2	3	150,000	07/07/2023	121,785	124,650	2,866	—
Low Sulphur Gasoil	4	400	07/12/2023	296,604	293,800	—	2,804
Soybean Oil	8	480,000	07/14/2023	262,566	266,976	4,410	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$12,729	$90,558

Total Return Swap Agreements open at March 31, 2023 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receivable	Pay	Payable	Payment Frequency	Unrealized Depreciation
USD	GSC	$6,918,273	10/20/23	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$130,644

(a) For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2023:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	7.04%
Bean Oil	BCOMBO	0.98
Brent Crude	BCOMCO	11.95
Coffee	BCOMKC	3.09
Copper	BCOMHG	9.19
Corn	BCOMCN	9.01
Cotton	BCOMCT	0.17
Crude Oil	BCOMCL	12.79
Gasoline (RBOB)	BCOMRB	2.89
Gold	BCOMGC	0.05
Heating Oil	BCOMHO	3.30
Kansas Wheat	BCOMKW	3.23
Lean Hogs	BCOMLH	0.15
Live Cattle	BCOMLC	5.69
Natural Gas	BCOMNG	0.12
Nickel	BCOMNI	1.87
Silver	BCOMSI	2.36
Soy Meal	BCOMSM	5.46
Soybeans	BCOMSY	9.10
Sugar	BCOMSB	2.62
Wheat	BCOMWH	4.10
Zinc	BCOMZS	4.84
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments

March 31, 2023 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2023, the percentage of net assets for each Portfolio was as follows:
Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage Portfolio	0.8%
Emerging Markets Debt	3.5%
Global Fixed Income	0.4%
U.S. Corporate Income	58.8%
Enhanced Opportunities Portfolio	1.5%
Global Dynamic Multi-Asset Portfolio	0.5%

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended March 31, 2023 were as follows:

Issue	Value at December 31, 2022	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at March 31, 2023	Values at March 31, 2023
Global Listed Infrastructure
Atlas Arteria, Ltd.	$355,284,219	$10,674,070	$-	$-	$(21,227,406)	$10,760,550	$81,517,229	$344,730,883
Italgas Spa	246,294,741	-	(17,784,716)	(1,886,546)	25,333,777	-	41,247,045	251,957,256
SES SA	132,690,782	-	-	-	609,647	-	20,326,589	133,300,429
Pennon Group Plc	154,093,807	-	-	-	771,895	229,7426	14,334,169	154,865,702
Total Securities	$888,363,549	$10,674,070	$(17,784,716)	$(1,886,546)	$5,487,913	$13,057,976	$157,425,032	$884,854,270

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2023 which may step up at a future date.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2023.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:

ADR	- American Depositary Receipt	NVDR	- Non-Voting Depository Receipt
CDOR	- Canadian Dollar Offered Rate	PJSC	- Public Joint Stock Company
CMT	- Constant Maturity Treasury	PRIBOR	- Prague Interbank Offered Rate
CVA	- Certificaten Van Aandelen	REIT	- Real Estate Investment Trust
CVR	- Contingent Value Rights	SOFR	- Secured Overnight Financing Rate
ETF	- Exchange-Traded Fund	SONIA	- Sterling Overnight Index Average
GDR	- Global Depositary Receipt	WIBOR	- Warsaw Interbank Offered Rate
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:
AUD	- Australian Dollar	KRW	- South Korean Won
BRL	- Brazilian Real	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNH	- Chinese Yuan Renminbi	PEN	- Peruvian Nuevo Sol
CNY	- Chinese Renminbi	PLN	- Polish Zloty
COP	- Colombian Peso	RON	- New Romanian Leu
CZK	- Czech Koruna	RSD	- Serbian Dinar
DKK	- Danish Krone	SEK	- Swedish Krona
EGP	- Egyptian Pound	SGD	- Singapore Dollar
EUR	- Euro	THB	- Thai Baht
GBP	- British Pound Sterling	TRY	- Turkish Lira
HKD	- Hong-Kong Dollar	USD	- United States Dollar
HUF	- Hungarian Forint	UYU	- Uruguayan Peso
IDR	- Indonesian rupiah	ZAR	- South African Rand
INR	- Indian rupee
JPY	- Japanese Yen

Counterparty Abbreviations:
BNP	- BNP Paribas SA	MEL	- Bank of New York Mellon Corp.
BOA	- Bank of America	MSC	- Morgan Stanley & Co.
BRC	- Barclays Bank PLC	NIP	- Nomura International Plc
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank N.A.	SCB	- Standard Chartered Bank
GSC	- Goldman sachs International	SSB	- State Street Bank & Trust Co.
HSB	- HSBC Bank USA N.A.	UBS	- UBS AG
JPM	- JPMorgan Chase Bank N.A.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	0.2%	—%	—%
Air Freight & Logistics	2.6	—	0.2	—	—
Automobile Components	1.9	—	0.2	2.2	1.1
Automobiles	2.1	—	3.6	2.5	1.9
Banks	18.3	15.8	14.6	19.4	17.5
Beverages	3.0	2.8	2.1	—	1.7
Biotechnology	—	0.8	0.1	—	—
Broadline Retail	5.3	7.6	6.8	—	4.3
Capital Markets	—	0.9	0.8	—	1.0
Chemicals	1.7	3.2	2.3	2.1	2.6
Communications Equipment	1.0	0.7	0.5	—	—
Construction & Engineering	—	1.5	1.4	—	1.3
Construction Materials	—	1.5	—	1.2	—
Consumer Finance	1.5	—	0.2	—	0.7
Consumer Staples Distribution & Retail	—	1.0	1.2	—	1.2
Containers & Packaging	—	—	0.1	—	—
Diversified Consumer Services	—	—	0.3	—	—
Diversified Telecommunication Services	—	1.5	2.3	2.8	1.2
Electric Utilities	—	0.7	1.0	0.5	—
Electrical Equipment	3.0	—	0.7	—	—
Electronic Equipment, Instruments & Components	2.7	—	4.9	0.9	1.7
Energy Equipment & Services	0.6	0.8	—	—	—
Entertainment	—	1.4	2.0	—	1.2
Financial Services	—	—	1.4	—	2.0
Food Products	—	0.7	1.0	1.3	—
Gas Utilities	—	—	0.6	1.0	1.2
Ground Transportation	2.3	0.8	—	—	—
Health Care Equipment & Supplies	—	—	0.3	—	—
Health Care Providers & Services	—	—	0.8	2.9	2.0
Hotels, Restaurants & Leisure	2.1	1.4	1.3	1.2	5.7
Household Durables	0.8	1.7	0.6	3.2	2.1
Household Products	—	—	0.3	1.3	1.1
Independent Power & Renewable Electricity Producers	—	—	0.8	0.9	—
Industrial Conglomerates	—	0.8	0.2	1.0	—
Insurance	1.7	4.0	4.0	5.4	3.3
Interactive Media & Services	8.1	5.8	6.2	—	3.0
IT Services	2.2	2.7	4.2	—	3.9
Life Sciences Tools & Services	—	0.7	0.1	—	—
Machinery	3.0	2.3	0.8	1.7	3.0
Marine Transportation	—	—	0.9	—	—
Media	—	—	0.2	—	—
Metals & Mining	1.3	2.8	4.1	3.2	4.2
Oil, Gas & Consumable Fuels	2.9	6.6	4.3	9.1	4.9
Paper & Forest Products	0.5	—	0.7	—	—
Passenger Airlines	—	—	0.4	—	—
Personal Care Products	—	1.5	0.3	3.1	1.9
Pharmaceuticals	1.9	—	2.5	0.9	1.1
Real Estate Management & Development	—	—	1.1	1.5	0.8

The accompanying notes are an integral part of these financial statements.

Semiconductors & Semiconductor Equipment	12.3	13.3	9.8	13.9	11.9
Specialty Retail	6.2	1.5	0.3	0.8	—
Technology Hardware, Storage & Peripherals	6.8	5.1	3.7	8.0	4.0
Textiles, Apparel & Luxury Goods	1.2	2.2	0.5	—	1.6
Tobacco	—	—	0.6	0.8	1.1
Transportation Infrastructure	1.0	4.5	1.0	1.5	—
Wireless Telecommunication Services	—	—	0.3	1.8	2.3
Subtotal	98.0	98.6	98.8	96.1	98.5
Short-Term Investments	1.6	1.2	0.9	2.4	1.1
Total Investments	99.6%	99.8%	99.7%	98.5%	99.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	1.3%	—%	0.7%	0.6%
Air Freight & Logistics	—	—	—	—	1.1
Automobile Components	—	—	—	1.9	—
Automobiles	—	—	—	0.3	4.1
Banks	—	5.5	—	5.6	8.7
Beverages	2.2	6.8	—	6.2	1.2
Biotechnology	—	—	—	1.7	0.7
Broadline Retail	4.7	5.8	—	1.3	0.6
Building Products	—	0.6	—	—	2.8
Capital Markets	—	5.5	—	7.3	3.3
Chemicals	—	—	—	1.6	2.9
Commercial Services & Suppliers	3.9	—	—	—	0.6
Communications Equipment	—	2.0	—	—	0.8
Construction & Engineering	6.0	—	12.7	—	1.9
Construction Materials	—	—	—	—	0.3
Consumer Staples Distribution & Retail	—	0.8	—	—	2.5
Containers & Packaging	—	0.8	—	—	0.1
Diversified Consumer Services	5.0	—	—	—	—
Diversified REITs	—	—	—	—	0.4
Diversified Telecommunication Services	—	—	—	—	1.8
Electric Utilities	—	—	14.0	1.7	2.7
Electrical Equipment	—	3.7	—	2.7	0.5
Electronic Equipment, Instruments & Components	—	2.5	—	1.8	0.1
Energy Equipment & Services	—	—	—	1.3	—
Entertainment	—	1.5	—	3.6	0.8
Financial Services	—	2.0	—	2.1	—
Food Products	—	—	—	—	1.8
Gas Utilities	—	—	7.5	—	—
Ground Transportation	3.0	1.1	19.4	1.4
Health Care Equipment & Supplies	8.3	0.9	—	2.3	1.3
Health Care Providers & Services	16.1	1.3	—	2.8	—
Health Care Technology	—	—	—	—	0.1
Hotels, Restaurants & Leisure	5.3	1.4	—	—	1.6
Household Durables	—	0.7	—	—	0.1
Household Products	—	1.6	—	—	—
Independent Power & Renewable Electricity Producers	—	—	—	—	0.6
Industrial Conglomerates	—	—	—	—	0.4
Insurance	—	3.3	—	6.1	4.8
Interactive Media & Services	3.1	4.4	—	5.2	0.1
IT Services	12.0	3.2	—	1.8	1.7
Leisure Products	—	1.6	—	—	0.2
Life Sciences Tools & Services	—	4.4	—	6.5	—
Machinery	3.5	1.2	—	0.9	1.7
Marine Transportation	—	—	—	—	1.0
Media	8.3	0.9	2.5	1.3	0.7
Metals & Mining	—	—	—	—	4.1
Multi-Utilities	4.1	—	14.2	—	0.2
Oil, Gas & Consumable Fuels	—	—	—	—	4.2
Paper & Forest Products	—	—	—	—	0.1
Passenger Airlines	—	—	—	1.2	0.2

The accompanying notes are an integral part of these financial statements.

Personal Care Products	—	3.6	—	1.2	2.9
Pharmaceuticals	—	4.3	—	5.0	11.1
Professional Services	—	7.1	—	4.2	2.2
Real Estate Management & Development	—	—	—	—	1.5
Retail REITs	—	—	—	—	0.2
Semiconductors & Semiconductor Equipment	—	5.9	—	9.4	4.0
Software	—	5.1	—	7.9	1.4
Specialty Retail	—	1.0	—	—	1.6
Technology Hardware, Storage & Peripherals	—	—	—	—	1.0
Textiles, Apparel & Luxury Goods	4.1	4.6	—	—	4.1
Tobacco	—	—	—	—	2.1
Trading Companies & Distributors	—	1.4	—	1.5	2.8
Transportation Infrastructure	—	—	11.1	—	—
Water Utilities	3.5	—	11.0	—	—
Wireless Telecommunication Services	—	—	—	—	1.1
Subtotal	93.1	97.8	92.4	98.5	99.4
Short-Term Investments	6.5	1.9	7.7	1.9	0.7
Total Investments	99.6%	99.7%	100.1%	100.4%	100.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	5.6%	4.8%	—%	1.7%	6.8%
Air Freight & Logistics	—	—	—	0.9	—
Automobile Components	1.6	1.1	—	1.2	2.6
Automobiles	1.3	0.7	—	—	1.3
Banks	7.7	9.3	5.7	3.4	9.3
Beverages	6.7	4.3	5.8	4.3	10.5
Biotechnology	—	—	3.0	—	1.7
Broadline Retail	1.2	2.2	4.6	—	1.2
Building Products	1.6	1.5	2.3	2.8	1.8
Capital Markets	2.6	—	5.4	2.8	2.4
Chemicals	5.5	6.5	—	5.0	1.9
Commercial Services & Suppliers	—	—	—	2.7	—
Construction & Engineering	—	—	—	1.9	—
Consumer Staples Distribution & Retail	1.9	—	1.8	1.8	1.1
Diversified REITs	—	—	—	3.1	—
Diversified Telecommunication Services	—	0.8	—	1.0	—
Electric Utilities	1.4	—	—	—	1.8
Electrical Equipment	2.5	5.1	2.0	—	3.0
Electronic Equipment, Instruments & Components	—	—	2.1	2.1	1.2
Energy Equipment & Services	—	—	—	0.6	—
Entertainment	1.6	1.7	3.5	0.8	2.2
Financial Services	—	—	—	1.4	1.2
Food Products	—	—	—	1.8	—
Gas Utilities	1.0	1.6	—	3.3	—
Ground Transportation	—	—	—	—	1.4
Health Care Equipment & Supplies	2.4	3.3	6.7	2.8	2.4
Health Care Providers & Services	—	—	—	0.9	—
Hotels, Restaurants & Leisure	1.5	2.3	—	3.0	2.3
Household Durables	—	—	—	1.0	—
Household Products	—	0.6	0.5	—	—
Independent Power & Renewable Electricity Producers	—	0.9	—	—	—
Industrial Conglomerates	1.0	—	—	—	—
Insurance	3.7	6.3	7.4	2.5	7.5
Interactive Media & Services	0.8	2.6	4.3	1.0	—
IT Services	0.9	2.7	1.5	2.2	2.0
Leisure Products	4.0	1.5	3.0	2.2	3.1
Life Sciences Tools & Services	2.0	1.5	—	1.0	1.9
Machinery	1.8	0.7	0.9	5.8	—
Marine Transportation	0.6	—	—	—	—
Metals & Mining	1.3	0.8	—	1.3	1.4
Multi-Utilities	2.9	2.5	—	—	1.3
Oil, Gas & Consumable Fuels	4.5	6.1	—	1.6	1.9
Passenger Airlines	1.6	1.8	—	1.4	1.9
Personal Care Products	2.3	2.0	2.8	—	—
Pharmaceuticals	4.2	3.2	1.1	0.8	5.0
Professional Services	5.6	7.3	9.8	6.3	6.8
Real Estate Management & Development	1.3	0.7	—	5.7	1.0
Semiconductors & Semiconductor Equipment	5.5	8.1	8.4	2.1	8.3
Software	—	—	4.8	2.4	1.0

The accompanying notes are an integral part of these financial statements.

Specialty Retail	1.6	0.5	2.2	3.9	—
Textiles, Apparel & Luxury Goods	3.4	2.7	4.3	1.1	—
Trading Companies & Distributors	—	0.9	2.9	2.8	—
Subtotal	95.1	98.6	96.8	94.4	99.2
Short-Term Investments	3.8	1.0	2.9	4.8	0.8
Total Investments	98.9%	99.6%	99.7%	99.2%	100.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	1.0%	—%	—%	0.4	—%
Automobile Components	0.2	—	—	0.1	—
Automobiles	—	—	2.8	1.8	—
Banks	2.3	—	6.9	5.8	—
Beverages	1.3	—	0.7	1.8	—
Biotechnology	4.6	—	1.0	1.5	—
Broadline Retail	—	—	—	0.4	—
Building Products	—	—	1.2	0.9	—
Capital Markets	0.7	—	1.6	2.4	—
Chemicals	—	—	—	0.5	0.3
Commercial Services & Suppliers	4.3	—	1.2	1.2	—
Communications Equipment	0.8	—	—	0.6	—
Construction & Engineering	—	—	—	0.1	1.7
Consumer Finance	—	—	1.2	0.4	—
Consumer Staples Distribution & Retail	5.0	—	0.8	1.5	—
Containers & Packaging	1.0	—	0.6	0.8	—
Diversified Consumer Services	0.9	—	0.7	0.4	—
Diversified REITs	3.9	—	1.5	1.9	24.4
Diversified Telecommunication Services	5.6	—	2.1	2.3	—
Electric Utilities	4.5	—	—	1.1	8.5
Electrical Equipment	—	—	—	1.3	—
Electronic Equipment, Instruments & Components	0.5	—	0.5	0.9	—
Energy Equipment & Services	—	—	—	0.1	—
Entertainment	0.9	—	—	0.5	—
Financial Services	1.2	—	—	0.6	—
Food Products	5.5	—	—	0.8	—
Gas Utilities	3.1	—	—	0.6	0.6
Ground Transportation	0.2	0.2	—	0.2	3.4
Health Care Equipment & Supplies	2.7	—	—	0.8	—
Health Care Providers & Services	4.3	—	—	1.5	—
Hotels, Restaurants & Leisure	1.6	—	1.6	2.1	0.7
Household Durables	0.3	—	—	0.2	—
Household Products	4.4	—	0.6	1.3	—
Independent Power & Renewable Electricity Producers	0.6	—	—	0.2	0.2
Industrial Conglomerates	0.7	—	—	0.3	—
Insurance	4.3	—	—	1.7	—
Interactive Media & Services	—	—	1.0	1.7	—
IT Services	3.8	—	—	1.5	—
Leisure Products	1.3	—	—	0.4	—
Life Sciences Tools & Services	0.7	—	—	0.7	—
Machinery	2.4	—	1.5	2.5	—
Marine Transportation	—	—	—	0.1	—
Media	0.9	—	0.7	0.8	0.1
Metals & Mining	0.2	0.2	—	0.7	0.3
Multi-Utilities	2.2	—	—	0.4	5.4
Oil, Gas & Consumable Fuels	0.8	0.3	—	1.5	5.2
Personal Care Products	2.1	—	—	0.7	—
Pharmaceuticals	7.3	—	—	3.0	—
Professional Services	1.3	—	—	1.0	—
Real Estate Management & Development	0.5	—	—	0.2	1.8

The accompanying notes are an integral part of these financial statements.

Semiconductors & Semiconductor Equipment	0.6	—	—	1.5	—
Software	1.5	—	1.7	3.1	—
Specialty Retail	2.9	—	1.2	1.9	—
Technology Hardware, Storage & Peripherals	0.3	—	2.7	2.1	—
Textiles, Apparel & Luxury Goods	0.5	—	—	0.7	—
Tobacco	1.9	—	—	0.5	—
Trading Companies & Distributors	—	—	0.7	0.7	—
Transportation Infrastructure	—	—	—	—	1.3
Water Utilities	—	—	—	—	0.8
Wireless Telecommunication Services	1.4	—	—	0.2	—
Subtotal	99.0	0.7	34.5	64.9	54.7
Exchange-Traded Funds	—	—	—	1.0	5.4
Foreign Government Obligations	—	79.7	47.0	24.4	—
Supranationals	—	0.2	9.8	6.0	—
Sovereign Bonds	—	4.7	—	—	—
Municipal Bonds	—	—	2.5	—	—
U.S. Treasury Securities	—	1.0	4.0	2.1	14.3
Short-Term Investments	0.6	11.1	0.4	0.1	21.9
Total Investments	99.6%	97.4%	98.2%	98.5	96.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	3.6%	-0.1%
Automobile Components	0.3	-0.1
Automobiles	5.7	-2.4
Banks	5.9	—
Biotechnology	7.2	-3.1
Broadline Retail	3.7	-0.7
Capital Markets	0.2	-0.1
Chemicals	3.3	-2.6
Commercial Services & Supplies	0.6	—
Construction & Engineering	1.3	-0.9
Consumer Finance	6.2	-2.2
Consumer Staples Distribution & Retail	1.3	-0.8
Diversified REITs	3.6	-0.8
Electric Utilities	0.5	-0.1
Electrical Equipment	6.3	-4.9
Electronic Equipment, Instruments & Components	0.8	-0.1
Energy Equipment & Services	2.5	-2.1
Entertainment	8.1	-3.6
Food Products	0.7	-0.4
Health Care Equipment & Supplies	4.6	-2.1
Health Care Providers & Services	—	-0.1
Health Care Technology	2.7	-1.3
Hotels, Restaurants & Leisure	5.3	-4.0
Independent Power Producers & Energy Traders	0.7	-0.3
Interactive Media & Services	1.7	-0.5
IT Services	3.9	-1.9
Leisure Products	4.5	—
Life Sciences Tools & Services	0.4	-0.1
Machinery	2.0	-1.4
Marine Transportation	3.2	-2.7
Media	3.9	-0.4
Metals & Mining	5.5	-4.0
Mortgage Real Estate Investment Trusts (REITs)	6.6	-0.6
Oil, Gas & Consumable Fuels	0.6	—
Passenger Airlines	9.3	-7.5
Personal Care Products	—	-0.5
Pharmaceuticals	8.7	-3.3
Professional Services	0.7	—
Real Estate Management & Development	0.6	-0.2
Semiconductors & Semiconductor Equipment	10.1	-5.8
Software	18.0	-6.6
Specialty Retail	2.5	-0.3
Subtotal	157.3	-68.6
Exchange-Traded Funds	—	-8.8
Purchased Options	—	—
U.S. Treasury Securities	7.1	-28.3
Short-Term Investments	6.9	—
Total Investments	171.3%	-105.7%
†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2023

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2023